UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street, Boston, MA  02116-5021

(Address of principal executive offices)  (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2005

Date of reporting period: April 30, 2005

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS—99.20%
AUTO MANUFACTURERS—3.69%
Denway Motors Ltd. (1)	92,160,000	$32,214,268

		32,214,268

BANKS—8.18%
BOC Hong Kong Holdings Ltd. (1)	37,760,000	71,443,598

		71,443,598

CHEMICALS—1.64%
Sinopec Shanghai Petrochemical Co. Ltd. Class H (1)	38,400,000	14,284,615

		14,284,615

COAL—3.07%
Yanzhou Coal Mining Co. Ltd. Class H (1)	19,840,000	26,849,329

		26,849,329

COMMERCIAL SERVICES—7.25%
Cosco Pacific Ltd. (1)	16,000,000	34,685,343
Jiangsu Expressway Co. Ltd. Class H (1)	19,840,000	9,098,232
Zhejiang Expressway Co. Ltd. Class H (1)	28,160,000	19,505,888

		63,289,463

ELECTRIC—6.28%
Datang International Power Generation Co. Class H (1)	24,960,000	19,210,344
Huaneng Power International Inc. Class H (1)	46,720,000	35,658,175

		54,868,519

HOLDING COMPANIES - DIVERSIFIED—10.72%
China Merchants Holdings International Co. Ltd.	17,280,000	33,691,988
China Resources Enterprises Ltd. (1)	17,280,000	24,271,531
Citic Pacific Ltd.	11,840,000	35,615,075

		93,578,594

INSURANCE—9.65%
China Life Insurance Co. Ltd. Class H (1) (2)	54,720,000	36,499,653
PICC Property & Casualty Co. Ltd. Class H (1) (2)	54,400,000	13,816,670
Ping An Insurance (Group) Co. of China Ltd. Class H (1) (2)	22,240,000	33,948,536

		84,264,859

IRON & STEEL—1.11%
Maanshan Iron & Steel Co. Ltd. Class H (1) (2)	28,160,000	9,662,639

		9,662,639

MINING—2.25%
Aluminum Corporation of China Ltd. Class H (1)	36,480,000	19,653,660

		19,653,660

OIL & GAS—21.69%
China Petroleum & Chemical Corp. Class H (1)	151,040,000	59,092,332
CNOOC Ltd. (1)	98,880,000	53,588,856
PetroChina Co. Ltd. Class H (1)	128,000,000	76,759,281

		189,440,469

TELECOMMUNICATIONS—21.55%
China Mobil Ltd.	26,240,000	90,879,705

China Netcom Group Corp. Ltd. (2)	21,600,000	29,092,588
China Telecom Corp. Ltd. Class H	99,840,000	33,618,102
China Unicom Ltd.	42,880,000	34,652,505

		188,242,900

TRANSPORTATION—2.12%
China Shipping Development Co. Ltd. Class H (1)	21,120,000	18,557,685

		18,557,685

TOTAL COMMON STOCKS (Cost: $865,063,779)		866,350,598

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—23.38%
COMMERCIAL PAPER (3)—6.33%
Alpine Securitization Corp.
2.80%, 05/04/05	$2,629,986	2,629,577
Amstel Funding Corp.
2.95%, 08/19/05	382,231	378,817
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	1,039,121	1,038,052
ANZ National Bank Ltd.
2.94%, 08/15/05	459,788	455,852
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	1,379,364	1,375,777
Bryant Park Funding LLC
2.75%, 05/03/05	183,915	183,901
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	3,049,764	3,048,992
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	1,149,470	1,141,965
Chariot Funding LLC
2.99%, 05/20/05	218,638	218,311
Charta LLC
2.99%, 06/16/05 - 06/21/05	1,931,109	1,923,478
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	3,264,494	3,260,522
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	1,701,215	1,697,122
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	1,609,257	1,606,658
DEPFA Bank PLC
2.28%, 05/03/05	459,788	459,759
Deutsche Bank Financial LLC
2.80%, 05/03/05	2,758,727	2,758,512
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	3,126,557	3,118,724
Fairway Finance LLC
3.15%, 09/15/05	818,009	808,274
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	1,842,342	1,840,143
Ford Credit Auto Receivables
2.74%, 05/04/05	450,592	450,523
Fortis Funding LLC
2.35%, 05/09/05	1,287,406	1,286,818
Gemini Securitization Corp.
3.02%, 06/27/05	91,958	91,526
General Electric Capital Corp.
2.74%, 07/07/05	459,788	457,478
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	2,023,066	2,020,312
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	2,758,727	2,731,983
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	3,712,143	3,704,731

Kitty Hawk Funding Corp.
2.88%, 05/04/05	694,418	694,306
Moat Funding LLC
2.74%, 05/02/05	643,703	643,703
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	1,195,448	1,195,284
Nordea North America Inc.
2.74%, 07/11/05	459,788	457,338
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	597,724	596,494
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	1,486,503	1,484,995
Santander Central Hispano
2.75%, 07/08/05	1,149,470	1,143,597
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	2,713,006	2,708,516
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	3,172,536	3,172,366
Sydney Capital Corp.
2.81%, 05/04/05	303,460	303,413
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	2,528,833	2,527,723
UBS Finance (Delaware)
2.79%, 05/04/05	735,661	735,547
Windmill Funding Corp.
2.78% - 2.80%, 05/03/05 - 05/04/05	927,852	927,758

		55,278,847

FLOATING RATE NOTES (3)—8.40%
Allstate Life Global Funding II
2.91%, 03/08/06 (4)	423,005	423,017
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	3,218,515	3,218,962
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	597,724	597,607
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06 (4)	3,531,171	3,531,333
BMW US Capital LLC
2.92%, 04/18/06 (4)	919,576	919,576
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	3,126,557	3,126,107
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06 (4)	2,390,897	2,390,806
Commodore CDO Ltd.
3.08%, 12/12/05	229,894	229,894
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	2,758,727	2,758,437
DEPFA Bank PLC
2.99%, 03/15/06	919,576	919,576
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06 (4)	1,995,479	1,995,573
Fairway Finance LLC
2.94%, 06/20/05	459,788	459,782
Fifth Third Bancorp
2.98%, 02/23/06 (4)	1,839,151	1,839,151
Five Finance Inc.
3.01%, 02/27/06 (4)	459,788	459,837
General Electric Capital Corp.
3.01%, 05/09/06	413,809	414,310
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	264,555	264,555
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	597,724	597,724
Hartford Life Global Funding Trust
2.94%, 04/15/06	919,576	919,576
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	2,758,727	2,758,728
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06 (4)	4,138,091	4,138,166

Leafs LLC
2.99%, 01/20/06 - 02/21/06 (4)	965,554	965,555
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06 (4)	1,931,109	1,931,840
Lothian Mortgages PLC
3.01%, 01/24/06 (4)	1,379,364	1,379,364
Marshall & Ilsley Corp.
3.09%, 02/20/06	919,576	920,461
MetLife Global Funding I
2.86%, 05/05/06 (4)	1,379,364	1,379,364
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	2,298,939	2,298,840
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06 (4)	3,402,430	3,403,023
Norddeutsche Landesbank
3.11%, 07/27/05	919,576	919,500
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06 (4)	2,758,727	2,758,727
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	3,264,494	3,264,494
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	1,248,324	1,247,935
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06 (4)	505,767	505,671
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06 (4)	4,689,836	4,689,977
Societe Generale
2.99%, 03/30/06	781,639	781,400
SunTrust Bank
3.17%, 04/28/06	1,379,364	1,379,364
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05 (4)	2,492,050	2,491,979
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	2,504,861	2,504,861
Wells Fargo & Co.
2.92%, 05/15/06 (4)	459,788	459,845
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06 (4)	3,218,515	3,218,309
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06 (4)	3,944,980	3,944,717
Winston Funding Ltd.
3.22%, 07/23/05 (4)	656,577	656,577
World Savings Bank
2.86%, 09/09/05	321,851	321,840

		73,386,360

MONEY MARKET FUNDS—0.49%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	3,678,303	3,678,303
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	82,890	82,890
BlackRock Temp Cash Money Market Fund (3)	133,207	133,207
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	372,574	372,574

		4,266,974

REPURCHASE AGREEMENTS (3)—4.81%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $22,995,082 and an effective yield of 2.97%. (6)	$22,989,392	22,989,392
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $11,181,770 and effective yields of 2.96% - 3.00%. (6)	11,179,006	11,179,006
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $7,807,725 and effective yields of 2.96% - 3.00%. (6)	7,805,790	7,805,790

		41,974,188

TIME DEPOSITS (3)—3.14%
American Express Centurion Bank
3.00%, 05/25/05	2,298,939	2,298,939
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	1,333,385	1,333,385
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,287,406	1,287,406
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	1,195,448	1,195,449
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	1,793,173	1,793,177
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	1,609,257	1,609,258
HBOS Treasury Services PLC
3.39%, 12/14/05	551,745	551,746
Natexis Banques
2.98%, 08/18/05	919,576	919,576
Norddeutsche Landesbank
2.11%, 06/07/05	919,576	919,558
Societe Generale
2.81%, 05/03/05	643,703	643,703
SunTrust Bank
2.68%, 05/03/05	919,576	919,573
Svenska Handelsbanken AB
3.00%, 06/20/05	459,788	459,788
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	2,804,706	2,804,641
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	735,661	735,653
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	5,931,263	5,931,264
Wells Fargo Bank N.A.
3.04%, 06/29/05	2,758,727	2,758,727
World Savings Bank
2.75%, 05/03/05	1,287,406	1,287,406

		27,449,249

U.S. GOVERNMENT AGENCY NOTES (3)—0.21%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	458,436	457,675
Federal National Mortgage Association
2.33%, 07/22/05	1,379,364	1,372,148

		1,829,823

TOTAL SHORT-TERM INVESTMENTS (Cost: $204,185,441)		204,185,441

TOTAL INVESTMENTS IN SECURITIES — 122.58% (Cost: $1,069,249,220) (7)		1,070,536,039
Other Assets, Less Liabilities — (22.58%)		(197,196,155)

NET ASSETS — 100.00%		$873,339,884

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $1,072,444,929. Net unrealized depreciation aggregated $1,908,890, of which $22,207,458 represented gross unrealized appreciation on securities and $24,116,348 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS—99.93%
CHEMICALS—0.38%
Ashland Inc.	33,792	$2,272,174

		2,272,174

COAL—0.99%
Arch Coal Inc. (1)	29,640	1,314,238
CONSOL Energy Inc. (1)	43,022	1,860,271
Peabody Energy Corp.	61,444	2,689,404

		5,863,913

FOREST PRODUCTS & PAPER—4.98%
Abitibi-Consolidated Inc.	209,252	887,228
Bowater Inc. (1)	26,457	859,588
Domtar Inc.	109,392	907,954
Georgia-Pacific Corp.	122,907	4,212,023
International Paper Co. (1)	231,705	7,945,164
Louisiana-Pacific Corp.	52,321	1,287,097
MeadWestvaco Corp.	96,365	2,837,949
Potlatch Corp. (1)	14,125	667,124
Temple-Inland Inc.	53,246	1,797,053
Wausau-Mosinee Paper Corp. (1)	24,550	325,779
Weyerhaeuser Co.	114,222	7,836,771

		29,563,730

MANUFACTURING—0.09%
Matthews International Corp. Class A (1)	15,332	545,973

		545,973

MINING—9.52%
Aber Diamond Corp. (1)	27,415	697,712
Agnico-Eagle Mines Ltd.	40,788	536,362
Alcan Inc.	175,733	5,697,264
Alcoa Inc.	414,490	12,028,500
Barrick Gold Corp. (1)	253,203	5,651,491
Bema Gold Corp. (2)	174,367	355,709
Cameco Corp. (1)	82,158	3,194,303
Coeur d’Alene Mines Corp. (1) (2)	113,199	349,785
Freeport-McMoRan Copper & Gold Inc.	85,258	2,955,042
Glamis Gold Ltd. (2)	62,127	853,625
Goldcorp Inc.	160,418	2,075,809
IAMGOLD Corp.	69,148	421,111
Inco Ltd. (1) (2)	89,386	3,194,656
Kinross Gold Corp. (2)	164,751	881,418
Meridian Gold Inc. (2)	47,252	720,120
Newmont Mining Corp. (1)	194,218	7,374,457
Noranda Inc.	141,145	2,643,646
Phelps Dodge Corp.	45,467	3,903,342
Placer Dome Inc.	197,054	2,632,641
Stillwater Mining Co. (1) (2)	42,934	313,418

		56,480,411

OIL & GAS—69.57%
Amerada Hess Corp. (1)	43,652	4,088,010
Anadarko Petroleum Corp.	117,779	8,602,578
Apache Corp.	155,459	8,750,787
BP PLC ADR	700,868	42,682,861
Burlington Resources Inc.	186,423	9,062,022

Cabot Oil & Gas Corp. (1)	23,590	694,490
Canadian Natural Resources Ltd. (1)	127,632	6,322,889
Cheniere Energy Inc. (2)	24,108	667,792
Chesapeake Energy Corp.	128,342	2,469,300
ChevronTexaco Corp.	785,587	40,850,524
Cimarex Energy Co. (1) (2)	19,774	701,977
ConocoPhillips	328,637	34,457,589
Denbury Resources Inc. (2)	26,791	850,346
Devon Energy Corp. (1)	231,427	10,453,558
Diamond Offshore Drilling Inc. (1)	61,228	2,700,767
EnCana Corp.	219,259	14,001,880
ENSCO International Inc.	71,838	2,341,919
EOG Resources Inc.	112,936	5,370,107
Exxon Mobil Corp.	823,988	46,992,036
Forest Oil Corp. (2)	28,190	1,086,161
GlobalSantaFe Corp. (1)	111,772	3,755,539
Grey Wolf Inc. (2)	89,719	538,314
Helmerich & Payne Inc.	23,967	921,291
Houston Exploration Co. (2)	13,427	683,971
Kerr-McGee Corp. (1)	76,905	5,967,828
Marathon Oil Corp.	165,032	7,685,540
Murphy Oil Corp.	43,821	3,904,013
Nabors Industries Ltd. (2)	71,207	3,835,921
Newfield Exploration Co. (2)	29,605	2,102,843
Nexen Inc.	61,438	2,933,665
Noble Corp. (1)	63,694	3,242,025
Noble Energy Inc. (1)	27,965	1,793,116
Occidental Petroleum Corp.	187,948	12,968,412
Patina Oil & Gas Corp.	33,575	1,289,280
Patterson-UTI Energy Inc.	79,585	1,907,652
Petro-Canada	125,871	6,983,323
PetroKazakhstan Inc. Class A	36,143	1,049,231
Pioneer Natural Resources Co.	69,451	2,823,878
Plains Exploration & Production Co. (2)	36,654	1,179,526
Pogo Producing Co.	30,629	1,378,611
Precision Drilling Corp. (2)	28,856	2,082,538
Premcor Inc.	42,414	2,805,686
Pride International Inc. (2)	64,783	1,444,661
Quicksilver Resources Inc. (1) (2)	23,753	1,219,241
Range Resources Corp.	33,035	748,243
Rowan Companies Inc.	50,985	1,352,632
Royal Dutch Petroleum Co. NYS	733,343	42,717,230
Spinnaker Exploration Co. (1) (2)	16,117	515,905
St. Mary Land & Exploration Co. (1)	27,216	590,587
Stone Energy Corp. (2)	12,675	569,615
Suncor Energy Inc. (1)	215,913	7,958,553
Sunoco Inc. (1)	33,008	3,276,374
Talisman Energy Inc. (1)	182,916	5,514,917
Tesoro Corp. (1) (2)	31,599	1,198,866
Transocean Inc. (2)	152,935	7,091,596
Ultra Petroleum Corp. (2)	35,724	1,803,348
Unit Corp. (2)	21,743	834,061
Unocal Corp.	125,325	6,836,479
Valero Energy Corp.	122,205	8,374,709
Vintage Petroleum Inc. (1)	31,254	902,928
XTO Energy Inc. (1)	165,302	4,987,161

		412,916,902

OIL & GAS SERVICES—9.38%
Baker Hughes Inc.	159,752	7,048,258
BJ Services Co.	76,920	3,749,850
Cal Dive International Inc. (1) (2)	18,242	811,404
CARBO Ceramics Inc. (1)	7,591	503,891
Cooper Cameron Corp. (2)	26,119	1,434,978
FMC Technologies Inc. (1) (2)	32,510	986,028
Grant Prideco Inc. (1) (2)	58,744	1,301,180
Halliburton Co.	210,458	8,752,948
Hanover Compressor Co. (1) (2)	41,256	427,825
Maverick Tube Corp. (1) (2)	20,269	589,625

National Oilwell Varco Inc. (2)	79,917	3,175,902
Schlumberger Ltd.	280,326	19,177,102
Seacor Holdings Inc. (1) (2)	8,693	495,588
Smith International Inc.	49,955	2,906,382
Tidewater Inc. (1)	27,167	936,446
Weatherford International Ltd. (1) (2)	64,709	3,374,574

		55,671,981

PACKAGING & CONTAINERS—0.46%
Packaging Corp. of America (1)	50,846	1,138,442
Smurfit-Stone Container Corp.	120,775	1,583,360

		2,721,802

PIPELINES—4.05%
El Paso Corp. (1)	306,379	3,060,726
Enbridge Inc.	82,358	4,155,785
Kinder Morgan Inc.	58,998	4,510,987
Questar Corp. (1)	40,078	2,340,555
TransCanada Corp.	230,731	5,429,100
Williams Companies Inc.	265,003	4,510,351

		24,007,504

REAL ESTATE INVESTMENT TRUSTS—0.51%
Plum Creek Timber Co. Inc.	87,439	3,020,143

		3,020,143

TOTAL COMMON STOCKS (Cost: $530,106,958)		593,064,533

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.54%
COMMERCIAL PAPER (3)—2.29%
Alpine Securitization Corp.
2.80%, 05/04/05	$646,658	646,558
Amstel Funding Corp.
2.95%, 08/19/05	93,983	93,143
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	255,498	255,239
ANZ National Bank Ltd.
2.94%, 08/15/05	113,052	112,084
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	339,156	338,274
Bryant Park Funding LLC
2.75%, 05/03/05	45,221	45,218
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	749,873	749,684
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	282,630	280,786
Chariot Funding LLC
2.99%, 05/20/05	53,759	53,678
Charta LLC
2.99%, 06/16/05 - 06/21/05	474,819	472,943
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	802,670	801,694
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	418,293	417,287
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	395,682	395,043
DEPFA Bank PLC
2.28%, 05/03/05	113,052	113,045
Deutsche Bank Financial LLC
2.80%, 05/03/05	678,313	678,260
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	768,755	766,829

Fairway Finance LLC
3.15%, 09/15/05	201,131	198,738
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	452,993	452,452
Ford Credit Auto Receivables
2.74%, 05/04/05	110,791	110,774
Fortis Funding LLC
2.35%, 05/09/05	316,546	316,401
Gemini Securitization Corp.
3.02%, 06/27/05	22,610	22,505
General Electric Capital Corp.
2.74%, 07/07/05	113,052	112,484
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	497,429	496,751
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	678,313	671,737
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	912,738	910,916
Kitty Hawk Funding Corp.
2.88%, 05/04/05	170,743	170,715
Moat Funding LLC
2.74%, 05/02/05	158,273	158,273
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	293,936	293,895
Nordea North America Inc.
2.74%, 07/11/05	113,052	112,450
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	146,968	146,666
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	365,500	365,130
Santander Central Hispano
2.75%, 07/08/05	282,630	281,186
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	667,071	665,968
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	780,060	780,018
Sydney Capital Corp.
2.81%, 05/04/05	74,614	74,603
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	621,787	621,514
UBS Finance (Delaware)
2.79%, 05/04/05	180,883	180,855
Windmill Funding Corp.
2.78% - 2.80%, 05/03/05 - 05/04/05	228,139	228,116

		13,591,912

FLOATING RATE NOTES (3)—3.04%
Allstate Life Global Funding II
2.91%, 03/08/06 (4)	104,008	104,011
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	791,365	791,475
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	146,968	146,939
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06 (4)	868,240	868,280
BMW US Capital LLC
2.92%, 04/18/06 (4)	226,104	226,104
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	768,755	768,644
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06 (4)	587,871	587,849
Commodore CDO Ltd.
3.08%, 12/12/05	56,526	56,526
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	678,313	678,241
DEPFA Bank PLC
2.99%, 03/15/06	226,104	226,104

Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06 (4)	490,646	490,669
Fairway Finance LLC
2.94%, 06/20/05	113,052	113,051
Fifth Third Bancorp
2.98%, 02/23/06 (4)	452,209	452,209
Five Finance Inc.
3.01%, 02/27/06 (4)	113,052	113,064
General Electric Capital Corp.
3.01%, 05/09/06	101,747	101,870
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	65,049	65,049
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	146,968	146,968
Hartford Life Global Funding Trust
2.94%, 04/15/06	226,104	226,104
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	678,313	678,312
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06 (4)	1,017,469	1,017,488
Leafs LLC
2.99%, 01/20/06 - 02/21/06 (4)	237,409	237,410
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06 (4)	474,819	474,999
Lothian Mortgages PLC
3.01%, 01/24/06 (4)	339,156	339,157
Marshall & Ilsley Corp.
3.09%, 02/20/06	226,104	226,322
MetLife Global Funding I
2.86%, 05/05/06 (4)	339,156	339,157
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	565,261	565,237
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06 (4)	836,586	836,731
Norddeutsche Landesbank
3.11%, 07/27/05	226,104	226,086
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06 (4)	678,313	678,313
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	802,670	802,670
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	306,937	306,841
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06 (4)	124,357	124,334
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06 (4)	1,153,132	1,153,167
Societe Generale
2.99%, 03/30/06	192,189	192,130
SunTrust Bank
3.17%, 04/28/06	339,156	339,157
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05 (4)	612,743	612,725
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	615,893	615,893
Wells Fargo & Co.
2.92%, 05/15/06 (4)	113,052	113,066
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06 (4)	791,365	791,315
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06 (4)	969,987	969,923
Winston Funding Ltd.
3.22%, 07/23/05 (4)	161,438	161,438
World Savings Bank
2.86%, 09/09/05	79,136	79,134

		18,044,162

MONEY MARKET FUNDS—0.26%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	904,417	904,417
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	536,861	536,861
BlackRock Temp Cash Money Market Fund (3)	32,753	32,753
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	91,608	91,608

		1,565,639

REPURCHASE AGREEMENTS (3)—1.74%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $5,654,006 and an effective yield of 2.97%. (6)	$5,652,607	5,652,607
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $2,749,362 and effective yields of 2.96% - 3.00%. (6)	2,748,682	2,748,682
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,919,755 and effective yields of 2.96% - 3.00%. (6)	1,919,279	1,919,279

		10,320,568

TIME DEPOSITS (3)—1.14%
American Express Centurion Bank
3.00%, 05/25/05	565,261	565,261
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	327,851	327,851
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	316,546	316,546
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	293,936	293,935
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	440,903	440,904
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	395,682	395,683
HBOS Treasury Services PLC
3.39%, 12/14/05	135,663	135,663
Natexis Banques
2.98%, 08/18/05	226,104	226,104
Norddeutsche Landesbank
2.11%, 06/07/05	226,104	226,100
Societe Generale
2.81%, 05/03/05	158,273	158,273
SunTrust Bank
2.68%, 05/03/05	226,104	226,104
Svenska Handelsbanken AB
3.00%, 06/20/05	113,052	113,052
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	689,618	689,603
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	180,883	180,881
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	1,458,358	1,458,359
Wells Fargo Bank N.A.
3.04%, 06/29/05	678,313	678,313
World Savings Bank
2.75%, 05/03/05	316,546	316,546

		6,749,178

U.S. GOVERNMENT AGENCY NOTES (3)—0.07%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	112,720	112,533
Federal National Mortgage Association
2.33%, 07/22/05	339,156	337,382

		449,915

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,721,374)	50,721,374

TOTAL INVESTMENTS IN SECURITIES — 108.47% (Cost: $580,828,332) (7)	643,785,907
Other Assets, Less Liabilities — (8.47%)	(50,297,019)

NET ASSETS — 100.00%	$593,488,888

ADR - American Depositary Receipts

NYS - New York Registered Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $596,647,340. Net unrealized appreciation aggregated $47,138,567, of which $56,081,516 represented gross unrealized appreciation on securities and $8,942,949 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS—99.97%
COMPUTERS—4.57%
Research in Motion Ltd. (1)	95,749	$6,167,193

		6,167,193

SEMICONDUCTORS—13.62%
Agere Systems Inc. Class A (1)	726,787	850,341
Agere Systems Inc. Class B (1)	829,822	979,190
Applied Micro Circuits Corp. (1) (2)	281,218	750,852
Broadcom Corp. Class A (1)	215,599	6,448,566
Conexant Systems Inc. (1)	417,571	467,679
Marvell Technology Group Ltd. (1) (2)	194,097	6,498,368
PMC-Sierra Inc. (1) (2)	158,468	1,277,252
Skyworks Solutions Inc. (1)	133,844	701,343
Vitesse Semiconductor Corp. (1)	196,030	407,742

		18,381,333

TELECOMMUNICATIONS—81.78%
ADC Telecommunications Inc. (1) (2)	731,417	1,660,317
ADTRAN Inc. (2)	76,052	1,576,558
Avaya Inc. (1)	420,566	3,650,513
CIENA Corp. (1)	472,316	1,086,327
Cisco Systems Inc. (1)	385,558	6,662,442
Comverse Technology Inc. (1)	184,272	4,199,559
Corning Inc. (1)	1,197,669	16,467,949
Extreme Networks Inc. (1)	117,162	521,371
Foundry Networks Inc. (1) (2)	131,695	1,106,238
InterDigital Communications Corp. (1) (2)	46,097	754,147
JDS Uniphase Corp. (1) (2)	1,244,433	1,841,761
Juniper Networks Inc. (1)	300,036	6,777,813
Lucent Technologies Inc. (1) (2)	3,772,831	9,167,979
Motorola Inc.	980,611	15,042,573
Nortel Networks Corp. (1)	3,514,927	8,752,168
Polycom Inc. (1)	94,167	1,436,988
QUALCOMM Inc.	477,448	16,658,161
Scientific-Atlanta Inc.	144,563	4,420,736
Sonus Networks Inc. (1)	468,678	1,612,252
Sycamore Networks Inc. (1)	244,245	820,663
Tellabs Inc. (1)	424,029	3,290,465
3Com Corp. (1)	386,205	1,216,546
UTStarcom Inc. (1) (2)	169,323	1,610,262

		110,333,788

TOTAL COMMON STOCKS (Cost: $179,468,190)		134,882,314

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.11%
COMMERCIAL PAPER (3)—3.00%
Alpine Securitization Corp.
2.80%, 05/04/05	$192,601	192,571
Amstel Funding Corp.
2.95%, 08/19/05	27,992	27,742
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	76,098	76,021
ANZ National Bank Ltd.
2.94%, 08/15/05	33,672	33,383
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	101,015	100,752
Bryant Park Funding LLC
2.75%, 05/03/05	13,469	13,468
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	223,343	223,286
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	84,179	83,630
Chariot Funding LLC
2.99%, 05/20/05	16,011	15,988
Charta LLC
2.99%, 06/16/05 - 06/21/05	141,420	140,862
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	239,068	238,777
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	124,585	124,285
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	117,850	117,659
DEPFA Bank PLC
2.28%, 05/03/05	33,672	33,669
Deutsche Bank Financial LLC
2.80%, 05/03/05	202,029	202,014
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	228,966	228,392
Fairway Finance LLC
3.15%, 09/15/05	59,905	59,192
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	134,920	134,760
Ford Credit Auto Receivables
2.74%, 05/04/05	32,998	32,993
Fortis Funding LLC
2.35%, 05/09/05	94,280	94,237
Gemini Securitization Corp.
3.02%, 06/27/05	6,734	6,703
General Electric Capital Corp.
2.74%, 07/07/05	33,672	33,502
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	148,155	147,953
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	202,029	200,071
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	271,851	271,308
Kitty Hawk Funding Corp.
2.88%, 05/04/05	50,854	50,846
Moat Funding LLC
2.74%, 05/02/05	47,140	47,140
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	87,546	87,534
Nordea North America Inc.
2.74%, 07/11/05	33,672	33,492
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	43,773	43,683
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	108,861	108,752
Santander Central Hispano
2.75%, 07/08/05	84,179	83,749

Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	198,681	198,352
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	232,334	232,321
Sydney Capital Corp.
2.81%, 05/04/05	22,223	22,220
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	185,193	185,113
UBS Finance (Delaware)
2.79%, 05/04/05	53,874	53,866
Windmill Funding Corp.
2.78% - 2.80%, 05/03/05 - 05/04/05	67,949	67,943

		4,048,229

FLOATING RATE NOTES (3) — 3.98%
Allstate Life Global Funding II
2.91%, 03/08/06 (4)	30,978	30,979
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	235,701	235,734
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	43,773	43,765
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06 (4)	258,597	258,610
BMW US Capital LLC
2.92%, 04/18/06 (4)	67,343	67,343
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	228,966	228,934
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06 (4)	175,092	175,086
Commodore CDO Ltd.
3.08%, 12/12/05	16,836	16,836
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	202,029	202,008
DEPFA Bank PLC
2.99%, 03/15/06	67,343	67,343
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06 (4)	146,134	146,142
Fairway Finance LLC
2.94%, 06/20/05	33,672	33,671
Fifth Third Bancorp
2.98%, 02/23/06 (4)	134,686	134,686
Five Finance Inc.
3.01%, 02/27/06 (4)	33,672	33,675
General Electric Capital Corp.
3.01%, 05/09/06	30,304	30,341
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	19,374	19,375
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	43,773	43,774
Hartford Life Global Funding Trust
2.94%, 04/15/06	67,343	67,343
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	202,029	202,029
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06 (4)	303,044	303,051
Leafs LLC
2.99%, 01/20/06 - 02/21/06 (4)	70,710	70,710
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06 (4)	141,420	141,474
Lothian Mortgages PLC
3.01%, 01/24/06 (4)	101,015	101,015
Marshall & Ilsley Corp.
3.09%, 02/20/06	67,343	67,408

MetLife Global Funding I
2.86%, 05/05/06 (4)	101,015	101,015
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	168,358	168,351
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06 (4)	249,169	249,212
Norddeutsche Landesbank
3.11%, 07/27/05	67,343	67,337
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06 (4)	202,029	202,029
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	239,068	239,068
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	91,418	91,389
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06 (4)	37,039	37,031
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06 (4)	343,450	343,461
Societe Generale
2.99%, 03/30/06	57,242	57,224
SunTrust Bank
3.17%, 04/28/06	101,015	101,015
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05 (4)	182,500	182,495
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	183,438	183,439
Wells Fargo & Co.
2.92%, 05/15/06 (4)	33,672	33,676
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06 (4)	235,701	235,686
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06 (4)	288,902	288,870
Winston Funding Ltd.
3.22%, 07/23/05 (4)	48,083	48,083
World Savings Bank
2.86%, 09/09/05	23,570	23,569

		5,374,282

MONEY MARKET FUNDS — 0.26%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	269,372	269,372
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	40,829	40,829
BlackRock Temp Cash Money Market Fund (3)	9,755	9,755
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	27,285	27,285

		347,241

REPURCHASE AGREEMENTS (3) — 2.28%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $1,683,994 and an effective yield of 2.97%. (6)	$1,683,577	1,683,577
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $818,872 and effective yields of 2.96% - 3.00%. (6)	818,670	818,670
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $571,782 and effective yields of 2.96% - 3.00%. (6)	571,640	571,640

		3,073,887

TIME DEPOSITS (3)—1.49%
American Express Centurion Bank
3.00%, 05/25/05	168,358	168,358
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	97,647	97,647
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	94,280	94,280
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	87,546	87,546
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	131,319	131,320
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	117,850	117,850
HBOS Treasury Services PLC
3.39%, 12/14/05	40,406	40,406
Natexis Banques
2.98%, 08/18/05	67,343	67,343
Norddeutsche Landesbank
2.11%, 06/07/05	67,343	67,342
Societe Generale
2.81%, 05/03/05	47,140	47,140
SunTrust Bank
2.68%, 05/03/05	67,343	67,343
Svenska Handelsbanken AB
3.00%, 06/20/05	33,672	33,672
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	205,396	205,390
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	53,874	53,874
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	434,363	434,364
Wells Fargo Bank N.A.
3.04%, 06/29/05	202,029	202,029
World Savings Bank
2.75%, 05/03/05	94,280	94,280

		2,010,184

U.S. GOVERNMENT AGENCY NOTES (3)—0.10%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	33,573	33,517
Federal National Mortgage Association
2.33%, 07/22/05	101,015	100,486

		134,003

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,987,826)		14,987,826

TOTAL INVESTMENTS IN SECURITIES — 111.08% (Cost: $194,456,016) (7)		149,870,140
Other Assets, Less Liabilities — (11.08%)		(14,948,515)

NET ASSETS — 100.00%		$134,921,625

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $197,506,338. Net unrealized depreciation aggregated $47,636,198, of which $852,916 represented gross unrealized appreciation on securities and $48,489,114 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS—99.95%
COMPUTERS—1.34%
SanDisk Corp. (1)	147,940	$3,506,178

		3,506,178

ELECTRICAL COMPONENTS & EQUIPMENT—2.43%
ASM Lithography Holding NV NYS (1) (2)	439,172	6,363,602

		6,363,602

ELECTRONICS—0.32%
Cymer Inc. (1) (2)	33,533	831,283

		831,283

SEMICONDUCTORS—86.22%
Advanced Micro Devices Inc. (1) (2)	333,334	4,743,343
Agere Systems Inc. Class A (1)	739,245	864,917
Altera Corp. (1)	338,075	7,008,295
AMIS Holdings Inc. (1)	75,477	849,871
Amkor Technology Inc. (1)	159,604	515,521
Analog Devices Inc.	341,294	11,641,538
Applied Materials Inc. (1)	1,426,633	21,214,033
Applied Micro Circuits Corp. (1) (2)	279,860	747,226
Atmel Corp. (1)	433,520	1,001,431
Axcelis Technologies Inc. (1) (2)	90,791	563,812
Broadcom Corp. Class A (1)	245,381	7,339,346
Conexant Systems Inc. (1)	426,478	477,655
Cypress Semiconductor Corp. (1) (2)	114,202	1,369,282
Entegris Inc. (1) (2)	66,530	572,823
Fairchild Semiconductor International Inc. Class A (1) (2)	108,537	1,459,823
Freescale Semiconductor Inc. Class A (1) (2)	117,990	2,208,773
Freescale Semiconductor Inc. Class B (1)	245,170	4,623,906
Integrated Circuit Systems Inc. (1)	63,839	1,166,338
Integrated Device Technology Inc. (1)	96,953	1,037,397
Intel Corp.	1,074,988	25,283,718
International Rectifier Corp. (1) (2)	60,635	2,579,413
Intersil Corp. Class A	136,616	2,385,315
KLA-Tencor Corp. (2)	177,489	6,925,621
Lam Research Corp. (1) (2)	123,771	3,174,726
Lattice Semiconductor Corp. (1)	103,024	469,789
Linear Technology Corp.	278,821	9,965,063
LSI Logic Corp. (1) (2)	349,572	1,873,706
Marvell Technology Group Ltd. (1) (2)	245,108	8,206,216
Maxim Integrated Products Inc.	295,351	11,046,127
MEMC Electronic Materials Inc. (1)	188,671	2,213,111
Micrel Inc. (1) (2)	81,801	768,929
Microchip Technology Inc.	187,368	5,336,241
Micron Technology Inc. (1) (2)	556,131	5,400,032
MKS Instruments Inc. (1)	48,686	720,553
National Semiconductor Corp.	325,219	6,205,178
Novellus Systems Inc. (2)	126,944	2,974,298
NVIDIA Corp. (1)	150,939	3,311,602
PMC-Sierra Inc. (1) (2)	161,850	1,304,511
Rambus Inc. (1) (2)	92,425	1,314,283
Semtech Corp. (1)	67,187	1,134,788
SigmaTel Inc. (1)	31,069	813,697
Silicon Image Inc. (1)	69,452	699,382
Silicon Laboratories Inc. (1) (2)	47,177	1,198,296

Skyworks Solutions Inc. (1)	141,298	740,401
ST Microelectronics NV NYS (2)	821,708	11,668,254
Teradyne Inc. (1) (2)	176,342	1,943,289
Texas Instruments Inc.	1,032,350	25,767,456
TriQuint Semiconductor Inc. (1) (2)	125,207	370,613
Varian Semiconductor Equipment Associates Inc. (1)	33,048	1,232,360
Vitesse Semiconductor Corp. (1)	199,426	414,806
Xilinx Inc.	316,298	8,521,068

		225,368,172

SOFTWARE—1.28%
ATI Technologies Inc. (1)	226,299	3,349,225

		3,349,225

TELECOMMUNICATIONS—8.36%
Motorola Inc.	1,380,743	21,180,598
RF Micro Devices Inc. (1) (2)	170,168	667,059

		21,847,657

TOTAL COMMON STOCKS (Cost: $305,720,888)		261,266,117

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—15.81%
COMMERCIAL PAPER (3)—4.27%
Alpine Securitization Corp.
2.80%, 05/04/05	$530,542	530,453
Amstel Funding Corp.
2.95%, 08/19/05	77,107	76,418
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	209,620	209,407
ANZ National Bank Ltd.
2.94%, 08/15/05	92,752	91,958
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	278,256	277,533
Bryant Park Funding LLC
2.75%, 05/03/05	37,101	37,099
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	615,223	615,067
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	231,880	230,367
Chariot Funding LLC
2.99%, 05/20/05	44,105	44,040
Charta LLC
2.99%, 06/16/05 - 06/21/05	389,559	388,020
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	658,540	657,740
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	343,183	342,357
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	324,632	324,108
DEPFA Bank PLC
2.28%, 05/03/05	92,752	92,746
Deutsche Bank Financial LLC
2.80%, 05/03/05	556,513	556,469
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	630,714	629,134
Fairway Finance LLC
3.15%, 09/15/05	165,015	163,052
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	371,652	371,208
Ford Credit Auto Receivables
2.74%, 05/04/05	90,897	90,883

Fortis Funding LLC
2.35%, 05/09/05	259,706	259,587
Gemini Securitization Corp.
3.02%, 06/27/05	18,550	18,463
General Electric Capital Corp.
2.74%, 07/07/05	92,752	92,286
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	408,109	407,553
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	556,513	551,118
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	748,843	747,348
Kitty Hawk Funding Corp.
2.88%, 05/04/05	140,083	140,061
Moat Funding LLC
2.74%, 05/02/05	129,853	129,853
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	241,155	241,123
Nordea North America Inc.
2.74%, 07/11/05	92,752	92,258
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	120,578	120,329
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	299,869	299,565
Santander Central Hispano
2.75%, 07/08/05	231,880	230,696
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	547,289	546,384
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	639,989	639,956
Sydney Capital Corp.
2.81%, 05/04/05	61,216	61,207
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	510,136	509,912
UBS Finance (Delaware)
2.79%, 05/04/05	148,403	148,380
Windmill Funding Corp.
2.78% - 2.80%, 05/03/05 - 05/04/05	187,174	187,155

		11,151,293

FLOATING RATE NOTES (3) —5.66%
Allstate Life Global Funding II
2.91%, 03/08/06 (4)	85,332	85,334
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	649,265	649,354
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	120,578	120,554
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06 (4)	712,336	712,368
BMW US Capital LLC
2.92%, 04/18/06 (4)	185,504	185,504
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	630,714	630,623
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06 (4)	482,311	482,293
Commodore CDO Ltd.
3.08%, 12/12/05	46,376	46,376
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	556,513	556,454
DEPFA Bank PLC
2.99%, 03/15/06	185,504	185,504
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06 (4)	402,544	402,564
Fairway Finance LLC
2.94%, 06/20/05	92,752	92,751
Fifth Third Bancorp
2.98%, 02/23/06 (4)	371,008	371,008
Five Finance Inc.
3.01%, 02/27/06 (4)	92,752	92,762

General Electric Capital Corp.
3.01%, 05/09/06	83,477	83,578
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	53,368	53,368
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	120,578	120,578
Hartford Life Global Funding Trust
2.94%, 04/15/06	185,504	185,504
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	556,513	556,512
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06 (4)	834,769	834,784
Leafs LLC
2.99%, 01/20/06 - 02/21/06 (4)	194,779	194,779
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06 (4)	389,559	389,707
Lothian Mortgages PLC
3.01%, 01/24/06 (4)	278,256	278,256
Marshall & Ilsley Corp.
3.09%, 02/20/06	185,504	185,683
MetLife Global Funding I
2.86%, 05/05/06 (4)	278,256	278,256
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	463,760	463,740
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06 (4)	686,365	686,485
Norddeutsche Landesbank
3.11%, 07/27/05	185,504	185,489
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06 (4)	556,513	556,512
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	658,540	658,540
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	251,822	251,743
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06 (4)	102,027	102,007
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06 (4)	946,071	946,101
Societe Generale
2.99%, 03/30/06	157,679	157,630
SunTrust Bank
3.17%, 04/28/06	278,256	278,256
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05 (4)	502,716	502,702
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	505,301	505,301
Wells Fargo & Co.
2.92%, 05/15/06 (4)	92,752	92,764
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06 (4)	649,265	649,224
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06 (4)	795,813	795,760
Winston Funding Ltd.
3.22%, 07/23/05 (4)	132,450	132,450
World Savings Bank
2.86%, 09/09/05	64,926	64,924

		14,804,082

MONEY MARKET FUNDS —0.38%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	742,017	742,017
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	155,389	155,389
BlackRock Temp Cash Money Market Fund (3)	26,872	26,872
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	75,159	75,159

		999,437

REPURCHASE AGREEMENTS (3)—3.24%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $4,638,753 and an effective yield of 2.97%. (6)	$4,637,605	4,637,605
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $2,255,677 and effective yields of 2.96% - 3.00%. (6)	2,255,119	2,255,119
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $1,575,038 and effective yields of 2.96% - 3.00%. (6)	1,574,647	1,574,647

		8,467,371

TIME DEPOSITS (3)—2.12%
American Express Centurion Bank
3.00%, 05/25/05	463,760	463,760
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	268,981	268,981
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	259,706	259,706
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	241,155	241,155
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	361,733	361,734
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	324,632	324,632
HBOS Treasury Services PLC
3.39%, 12/14/05	111,303	111,303
Natexis Banques
2.98%, 08/18/05	185,504	185,504
Norddeutsche Landesbank
2.11%, 06/07/05	185,504	185,501
Societe Generale
2.81%, 05/03/05	129,853	129,853
SunTrust Bank
2.68%, 05/03/05	185,504	185,504
Svenska Handelsbanken AB
3.00%, 06/20/05	92,752	92,752
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	565,788	565,775
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	148,403	148,402
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	1,196,502	1,196,501
Wells Fargo Bank N.A.
3.04%, 06/29/05	556,513	556,513
World Savings Bank
2.75%, 05/03/05	259,706	259,706

		5,537,282

U.S. GOVERNMENT AGENCY NOTES (3)—0.14%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	92,479	92,326
Federal National Mortgage Association
2.33%, 07/22/05	278,256	276,801

		369,127

TOTAL SHORT-TERM INVESTMENTS (Cost: $41,328,592)		41,328,592

TOTAL INVESTMENTS IN SECURITIES — 115.76% (Cost: $347,049,480) (7)		302,594,709
Other Assets, Less Liabilities — (15.76%)		(41,195,572)

NET ASSETS — 100.00%		$261,399,137

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $354,166,465. Net unrealized depreciation aggregated $51,571,756, of which $51,571,756 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS—100.03%
COMPUTERS—4.12%
Cadence Design Systems Inc. (1)	152,870	$2,140,180
Kronos Inc. (1) (2)	17,612	687,749
Mentor Graphics Corp. (1) (2)	43,063	384,983
Synopsys Inc. (1)	85,925	1,412,607

		4,625,519

INTERNET—15.50%
Ariba Inc. (1)	35,770	216,051
Check Point Software Technologies Ltd. (1) (2)	140,890	2,951,645
Internet Security Systems Inc. (1) (2)	26,011	505,914
McAfee Inc. (1)	90,592	1,894,279
RSA Security Inc. (1)	39,255	421,599
Symantec Corp. (1) (2)	358,615	6,734,790
TIBCO Software Inc. (1)	120,061	857,236
VeriSign Inc. (1)	144,031	3,811,060

		17,392,574

SOFTWARE—77.45%
Activision Inc. (1)	104,869	1,516,406
Adobe Systems Inc.	134,945	8,025,179
Advent Software Inc. (1)	18,490	329,862
Autodesk Inc.	130,722	4,160,881
BEA Systems Inc. (1)	228,587	1,577,250
BMC Software Inc. (1)	125,497	2,033,051
Borland Software Corp. (1)	45,550	264,645
Citrix Systems Inc. (1)	95,802	2,155,545
Cognos Inc. (1)	54,074	2,046,160
Computer Associates International Inc. (2)	331,176	8,908,634
Compuware Corp. (1)	218,730	1,301,444
Electronic Arts Inc. (1)	172,642	9,217,356
Fair Isaac Corp. (2)	39,768	1,307,572
FileNET Corp. (1)	23,305	617,583
Hyperion Solutions Corp. (1) (2)	22,035	896,163
Informatica Corp. (1) (2)	49,080	379,388
Intuit Inc. (1)	106,924	4,309,037
Mercury Interactive Corp. (1)	47,742	1,973,177
Microsoft Corp.	418,782	10,595,185
NetIQ Corp. (1) (2)	31,330	335,858
Novell Inc. (1) (2)	212,602	1,256,478
Open Text Corp. (1)	28,724	426,264
Oracle Corp. (1)	858,049	9,919,046
Parametric Technology Corp. (1)	152,112	809,236
Quest Software Inc. (1) (2)	53,650	636,289
Red Hat Inc. (1) (2)	103,793	1,115,775
Salesforce.com Inc. (1)	58,284	843,952
Siebel Systems Inc. (1)	287,157	2,584,413
Sybase Inc. (1) (2)	53,782	1,018,093
Take-Two Interactive Software Inc. (1) (2)	38,273	900,564
THQ Inc. (1) (2)	21,955	553,705
Veritas Software Corp. (1)	238,720	4,915,245

		86,929,436

TELECOMMUNICATIONS—2.96%
Amdocs Ltd. (1) (2)	113,805	3,039,732
Aspect Communications Corp. (1)	33,669	286,523

		3,326,255

TOTAL COMMON STOCKS (Cost: $136,239,734)		112,273,784

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.09%
COMMERCIAL PAPER (3)—3.54%
Alpine Securitization Corp.
2.80%, 05/04/05	$188,987	188,950
Amstel Funding Corp.
2.95%, 08/19/05	27,466	27,221
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	74,669	74,593
ANZ National Bank Ltd.
2.94%, 08/15/05	33,040	32,757
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	99,119	98,861
Bryant Park Funding LLC
2.75%, 05/03/05	13,216	13,215
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	219,151	219,096
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	82,599	82,060
Chariot Funding LLC
2.99%, 05/20/05	15,711	15,688
Charta LLC
2.99%, 06/16/05 - 06/21/05	138,766	138,218
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	234,581	234,295
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	122,247	121,953
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	115,639	115,452
DEPFA Bank PLC
2.28%, 05/03/05	33,040	33,038
Deutsche Bank Financial LLC
2.80%, 05/03/05	198,238	198,222
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	224,669	224,107
Fairway Finance LLC
3.15%, 09/15/05	58,781	58,081
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	132,388	132,229
Ford Credit Auto Receivables
2.74%, 05/04/05	32,379	32,374
Fortis Funding LLC
2.35%, 05/09/05	92,511	92,469
Gemini Securitization Corp.
3.02%, 06/27/05	6,608	6,577
General Electric Capital Corp.
2.74%, 07/07/05	33,040	32,874
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	145,374	145,176
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	198,238	196,316
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	266,748	266,216
Kitty Hawk Funding Corp.
2.88%, 05/04/05	49,900	49,892
Moat Funding LLC
2.74%, 05/02/05	46,255	46,255
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	85,903	85,891
Nordea North America Inc.
2.74%, 07/11/05	33,040	32,864

Park Granada LLC
3.04%, 05/25/05 - 05/31/05	42,951	42,863
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	106,818	106,709
Santander Central Hispano
2.75%, 07/08/05	82,599	82,177
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	194,952	194,630
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	227,973	227,961
Sydney Capital Corp.
2.81%, 05/04/05	21,806	21,803
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	181,718	181,638
UBS Finance (Delaware)
2.79%, 05/04/05	52,863	52,855
Windmill Funding Corp.
2.78% - 2.80%, 05/03/05 - 05/04/05	66,674	66,667

		3,972,243

FLOATING RATE NOTES (3)—4.70%
Allstate Life Global Funding II
2.91%, 03/08/06 (4)	30,396	30,397
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	231,277	231,309
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	42,951	42,943
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06 (4)	253,744	253,756
BMW US Capital LLC
2.92%, 04/18/06 (4)	66,079	66,079
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	224,669	224,638
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06 (4)	171,806	171,800
Commodore CDO Ltd.
3.08%, 12/12/05	16,520	16,520
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	198,238	198,217
DEPFA Bank PLC
2.99%, 03/15/06	66,079	66,079
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06 (4)	143,392	143,399
Fairway Finance LLC
2.94%, 06/20/05	33,040	33,039
Fifth Third Bancorp
2.98%, 02/23/06 (4)	132,158	132,158
Five Finance Inc.
3.01%, 02/27/06 (4)	33,040	33,043
General Electric Capital Corp.
3.01%, 05/09/06	29,736	29,772
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	19,010	19,010
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	42,951	42,951
Hartford Life Global Funding Trust
2.94%, 04/15/06	66,079	66,079
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	198,238	198,237
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06 (4)	297,356	297,362
Leafs LLC
2.99%, 01/20/06 - 02/21/06 (4)	69,383	69,383
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06 (4)	138,766	138,819
Lothian Mortgages PLC
3.01%, 01/24/06 (4)	99,119	99,119

Marshall & Ilsley Corp.
3.09%, 02/20/06	66,079	66,143
MetLife Global Funding I
2.86%, 05/05/06 (4)	99,119	99,119
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	165,198	165,191
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06 (4)	244,493	244,536
Norddeutsche Landesbank
3.11%, 07/27/05	66,079	66,074
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06 (4)	198,238	198,237
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	234,581	234,582
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	89,703	89,675
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06 (4)	36,344	36,337
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06 (4)	337,004	337,013
Societe Generale
2.99%, 03/30/06	56,167	56,150
SunTrust Bank
3.17%, 04/28/06	99,119	99,119
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05 (4)	179,075	179,070
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	179,995	179,995
Wells Fargo & Co.
2.92%, 05/15/06 (4)	33,040	33,044
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06 (4)	231,277	231,264
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06 (4)	283,480	283,460
Winston Funding Ltd.
3.22%, 07/23/05 (4)	47,181	47,181
World Savings Bank
2.86%, 09/09/05	23,128	23,127

		5,273,426

MONEY MARKET FUNDS—0.29%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	264,317	264,317
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	24,498	24,498
BlackRock Temp Cash Money Market Fund (3)	9,572	9,572
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	26,773	26,773

		325,160

REPURCHASE AGREEMENTS (3)—2.69%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $1,652,389 and an effective yield of 2.97%. (6)	$1,651,980	1,651,980
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $803,505 and effective yields of 2.96% - 3.00%. (6)	803,306	803,306
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $561,051 and effective yields of 2.96% - 3.00%. (6)	560,912	560,912

		3,016,198

TIME DEPOSITS (3)—1.76%
American Express Centurion Bank
3.00%, 05/25/05	165,198	165,198

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	95,815	95,815
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	92,511	92,511
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	85,903	85,903
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	128,854	128,855
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	115,639	115,638
HBOS Treasury Services PLC
3.39%, 12/14/05	39,648	39,648
Natexis Banques
2.98%, 08/18/05	66,079	66,079
Norddeutsche Landesbank
2.11%, 06/07/05	66,079	66,078
Societe Generale
2.81%, 05/03/05	46,255	46,255
SunTrust Bank
2.68%, 05/03/05	66,079	66,079
Svenska Handelsbanken AB
3.00%, 06/20/05	33,040	33,040
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	201,542	201,537
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	52,863	52,862
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	426,211	426,211
Wells Fargo Bank N.A.
3.04%, 06/29/05	198,238	198,238
World Savings Bank
2.75%, 05/03/05	92,511	92,511

		1,972,458

U.S. GOVERNMENT AGENCY NOTES (3)—0.11%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	32,942	32,888
Federal National Mortgage Association
2.33%, 07/22/05	99,119	98,600

		131,488

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,690,973)		14,690,973

TOTAL INVESTMENTS IN SECURITIES — 113.12% (Cost: $150,930,707) (7)		126,964,757
Other Assets, Less Liabilities — (13.12%)		(14,724,695)

NET ASSETS — 100.00%		$112,240,062

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $152,502,738. Net unrealized depreciation aggregated $25,537,981, of which $25,537,981 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS—99.99%
ADVERTISING—0.34%
Getty Images Inc. (1) (2)	5,118	$366,193
West Corp. (1) (2)	5,804	187,992

		554,185

AEROSPACE & DEFENSE—0.08%
Titan Corp. (The) (1)	7,301	131,053

		131,053

COMMERCIAL SERVICES—1.68%
Accenture Ltd. (1)	49,046	1,064,298
BearingPoint Inc. (1)	17,166	106,258
ChoicePoint Inc. (1)	7,557	298,275
Convergys Corp. (1)	12,117	157,036
Hewitt Associates Inc. Class A (1)	4,627	123,124
Paychex Inc. (2)	32,379	990,797

		2,739,788

COMPUTERS—24.77%
Affiliated Computer Services Inc. Class A (1) (2)	10,481	499,629
Anteon International Corp. (1)	3,046	127,323
Apple Computer Inc. (1)	68,892	2,484,246
BISYS Group Inc. (The) (1)	10,385	146,636
Brocade Communications Systems Inc. (1)	22,829	99,534
CACI International Inc. Class A (1)	2,573	159,835
Cadence Design Systems Inc. (1) (2)	23,017	322,238
Ceridian Corp. (1)	12,853	216,830
Cognizant Technology Solutions Corp. (1) (2)	11,449	480,973
Computer Sciences Corp. (1)	16,274	707,594
Creative Technology Ltd.	7,078	58,252
Dell Inc. (1)	213,069	7,421,193
DST Systems Inc. (1)	7,136	323,974
Electronic Data Systems Corp.	43,981	851,032
Electronics For Imaging Inc. (1)	4,686	76,944
EMC Corp. (1)	205,577	2,697,170
Gateway Inc. (1)	32,075	109,376
Henry (Jack) & Associates Inc.	7,857	135,062
Hewlett-Packard Co.	258,925	5,300,195
Imation Corp.	2,924	101,960
Intergraph Corp. (1)	2,883	85,250
International Business Machines Corp.	142,763	10,904,238
Kronos Inc. (1)	2,680	104,654
Lexmark International Inc. (1)	11,101	770,964
Maxtor Corp. (1)	21,244	103,033
Mentor Graphics Corp. (1)	6,668	59,612
National Instruments Corp.	6,735	145,072
Network Appliance Inc. (1) (2)	30,686	817,168
PalmOne Inc. (1) (2)	4,141	88,742
Perot Systems Corp. Class A (1)	9,787	123,610
Research in Motion Ltd. (1)	16,083	1,035,906
Reynolds & Reynolds Co. (The) Class A	5,620	148,199
SanDisk Corp. (1)	13,993	331,634
Seagate Technology	39,732	698,489
Silicon Storage Technology Inc. (1) (2)	8,156	21,369
Storage Technology Corp. (1) (2)	9,066	252,035
Sun Microsystems Inc. (1)	287,990	1,045,404
SunGard Data Systems Inc. (1)	24,711	825,347

Synopsys Inc. (1) (2)	13,169	216,498
Unisys Corp. (1)	28,885	187,464
Western Digital Corp. (1) (2)	17,787	225,717

		40,510,401

DISTRIBUTION & WHOLESALE—0.37%
CDW Corp. (2)	7,157	391,416
Ingram Micro Inc. Class A (1)	13,314	221,811

		613,227

ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
ASM Lithography Holding NV NYS (1) (2)	41,601	602,798

		602,798

ELECTRONICS—2.85%
Agilent Technologies Inc. (1)	41,676	864,777
Amphenol Corp. Class A	7,526	296,825
Arrow Electronics Inc. (1)	9,961	242,451
Avnet Inc. (1) (2)	10,299	194,548
AVX Corp. (2)	15,034	163,720
Benchmark Electronics Inc. (1)	3,536	95,613
Celestica Inc. (1) (2)	15,944	183,356
Cymer Inc. (1) (2)	3,244	80,419
Flextronics International Ltd. (1)	48,130	536,650
Jabil Circuit Inc. (1)	17,174	474,002
KEMET Corp. (1)	7,201	45,006
Nam Tai Electronics Inc.	3,679	85,169
PerkinElmer Inc.	11,063	204,666
Sanmina-SCI Corp. (1) (2)	44,386	177,988
Solectron Corp. (1)	82,154	271,108
Symbol Technologies Inc.	20,641	275,970
Tektronix Inc.	7,802	168,991
Trimble Navigation Ltd. (1)	4,480	154,202
Vishay Intertechnology Inc. (1) (2)	12,991	138,874

		4,654,335

ENTERTAINMENT—0.05%
Macrovision Corp. (1)	4,231	86,524

		86,524

INTERNET—9.65%
Akamai Technologies Inc. (1) (2)	10,740	126,839
Amazon.com Inc. (1)	35,075	1,135,027
Ariba Inc. (1) (2)	5,487	33,141
Ask Jeeves Inc. (1)	4,915	133,639
Avocent Corp. (1)	4,245	106,719
Check Point Software Technologies Ltd. (1)	21,451	449,398
CheckFree Corp. (1) (2)	7,809	286,434
CNET Networks Inc. (1) (2)	12,299	121,945
Digital River Inc. (1) (2)	2,803	74,560
DoubleClick Inc. (1)	10,962	88,134
EarthLink Inc. (1) (2)	12,972	119,083
eBay Inc. (1) (2)	113,653	3,606,210
F5 Networks Inc. (1) (2)	3,031	129,757
Google Inc. Class A (1)	4,973	1,094,060
IAC/InterActiveCorp (1) (2)	53,772	1,169,003
InfoSpace Inc. (1) (2)	2,820	87,392
Internet Security Systems Inc. (1)	3,946	76,750
Macromedia Inc. (1)	5,960	236,076
McAfee Inc. (1)	13,657	285,568
Monster Worldwide Inc. (1)	9,769	224,785
Overstock.com Inc. (1) (2)	1,669	58,882
RealNetworks Inc. (1)	14,279	87,959
RSA Security Inc. (1)	6,061	65,095
Symantec Corp. (1)	54,515	1,023,792
TIBCO Software Inc. (1)	18,381	131,240
VeriSign Inc. (1)	21,855	578,283
WebEx Communications Inc. (1) (2)	3,802	82,960
Websense Inc. (1) (2)	1,977	104,880
Yahoo! Inc. (1)	117,973	4,071,248

		15,788,859

LEISURE TIME—0.14%
Sabre Holdings Corp.	11,524	225,409

		225,409

MACHINERY—0.23%
Unova Inc. (1) (2)	5,197	92,299
Zebra Technologies Corp. Class A (1) (2)	6,109	291,766

		384,065

SEMICONDUCTORS—20.67%
Advanced Micro Devices Inc. (1) (2)	31,574	449,298
Agere Systems Inc. Class A (1)	70,658	82,670
Agere Systems Inc. Class B (1)	77,103	90,982
Altera Corp. (1)	32,026	663,899
AMIS Holdings Inc. (1)	7,017	79,011
Amkor Technology Inc. (1)	15,277	49,345
Analog Devices Inc. (2)	32,196	1,098,206
Applied Materials Inc. (1)	145,683	2,166,306
Applied Micro Circuits Corp. (1)	25,939	69,257
ASE Test Ltd. (1) (2)	8,592	41,070
Atmel Corp. (1)	40,087	92,601
Axcelis Technologies Inc. (1) (2)	8,503	52,804
Broadcom Corp. Class A (1)	23,242	695,168
Conexant Systems Inc. (1)	39,752	44,522
Cree Inc. (1) (2)	6,390	154,574
Cypress Semiconductor Corp. (1) (2)	10,794	129,420
Emulex Corp. (1) (2)	7,067	109,751
Entegris Inc. (1)	6,086	52,400
Fairchild Semiconductor International Inc. Class A (1)	10,339	139,060
Freescale Semiconductor Inc. Class A (1) (2)	11,038	206,631
Freescale Semiconductor Inc. Class B (1)	23,094	435,553
Integrated Circuit Systems Inc. (1)	6,081	111,100
Integrated Device Technology Inc. (1) (2)	9,229	98,750
Intel Corp.	542,207	12,752,709
International Rectifier Corp. (1)	5,746	244,435
Intersil Corp. Class A	13,041	227,696
KLA-Tencor Corp.	16,801	655,575
Lam Research Corp. (1)	11,607	297,720
Lattice Semiconductor Corp. (1)	10,044	45,801
Linear Technology Corp.	26,281	939,283
LSI Logic Corp. (1)	32,986	176,805
Marvell Technology Group Ltd. (1)	23,197	776,636
Maxim Integrated Products Inc.	27,855	1,041,777
MEMC Electronic Materials Inc. (1)	17,660	207,152
Micrel Inc. (1)	7,770	73,038
Microchip Technology Inc.	17,765	505,947
Micron Technology Inc. (1) (2)	52,681	511,533
MKS Instruments Inc. (1)	4,673	69,160
National Semiconductor Corp.	30,811	587,874
Novellus Systems Inc.	11,900	278,817
NVIDIA Corp. (1)	14,148	310,407
OmniVision Technologies Inc. (1) (2)	4,962	69,468
PMC-Sierra Inc. (1)	15,460	124,608
QLogic Corp. (1)	7,874	261,732
Rambus Inc. (1)	8,797	125,093
Semtech Corp. (1) (2)	6,417	108,383
SigmaTel Inc. (1)	2,903	76,030
Silicon Image Inc. (1)	6,484	65,294
Silicon Laboratories Inc. (1) (2)	4,458	113,233
Skyworks Solutions Inc. (1) (2)	13,332	69,860
STMicroelectronics NV NYS (2)	77,782	1,104,504
Teradyne Inc. (1)	16,585	182,767
Texas Instruments Inc.	148,100	3,696,576
TriQuint Semiconductor Inc. (1) (2)	12,295	36,393
Varian Semiconductor Equipment Associates Inc. (1) (2)	3,132	116,792
Vitesse Semiconductor Corp. (1) (2)	18,444	38,364
Xilinx Inc.	29,803	802,893

		33,806,733

SOFTWARE—22.50%
Activision Inc. (1)	15,947	230,594
Acxiom Corp.	7,404	140,676
Adobe Systems Inc.	20,452	1,216,280
Advent Software Inc. (1)	2,700	48,168
Ascential Software Corp. (1)	5,069	93,624
ATI Technologies Inc. (1)	21,237	314,308
Autodesk Inc.	19,876	632,653
Automatic Data Processing Inc.	49,963	2,170,393
Avid Technology Inc. (1)	2,889	143,034
BEA Systems Inc. (1)	34,418	237,484
BMC Software Inc. (1)	18,906	306,277
Borland Software Corp. (1)	6,730	39,101
Certegy Inc.	5,380	195,993
Citrix Systems Inc. (1) (2)	14,430	324,675
Cognos Inc. (1)	8,132	307,715
Computer Associates International Inc. (2)	50,218	1,350,864
Compuware Corp. (1)	33,308	198,183
CSG Systems International Inc. (1)	4,458	76,633
Electronic Arts Inc. (1)	26,165	1,396,949
Fair Isaac Corp.	5,971	196,326
FileNET Corp. (1)	3,473	92,035
First Data Corp.	71,196	2,707,584
Fiserv Inc. (1) (2)	16,823	711,613
Global Payments Inc. (2)	3,269	211,700
Hyperion Solutions Corp. (1)	3,370	137,058
Informatica Corp. (1)	7,394	57,156
Intuit Inc. (1) (2)	16,249	654,835
Keane Inc. (1) (2)	5,480	65,212
Mercury Interactive Corp. (1)	7,184	296,915
Microsoft Corp.	586,394	14,835,768
NetIQ Corp. (1)	4,670	50,062
Novell Inc. (1)	32,548	192,359
Open Text Corp. (1)	4,242	62,951
Oracle Corp. (1)	439,916	5,085,429
Parametric Technology Corp. (1)	23,082	122,796
Quest Software Inc. (1)	8,045	95,414
Red Hat Inc. (1) (2)	15,860	170,495
Salesforce.com Inc. (1)	8,714	126,179
Siebel Systems Inc. (1)	43,647	392,823
Sybase Inc. (1)	8,247	156,116
Take-Two Interactive Software Inc. (1)	5,728	134,780
THQ Inc. (1) (2)	3,265	82,343
Veritas Software Corp. (1)	36,297	747,355

		36,808,908

TELECOMMUNICATIONS—16.29%
Adaptec Inc. (1)	9,773	35,769
ADC Telecommunications Inc. (1)	69,876	158,619
ADTRAN Inc.	6,636	137,564
Amdocs Ltd. (1)	17,247	460,667
Andrew Corp. (1) (2)	13,804	169,375
Aspect Communications Corp. (1)	5,314	45,222
Avaya Inc. (1)	38,936	337,964
Black Box Corp.	1,517	49,333
CIENA Corp. (1)	48,874	112,410
Cisco Systems Inc. (1)	564,697	9,757,964
Comverse Technology Inc. (1)	17,018	387,840
Corning Inc. (1)	120,132	1,651,815
Crown Castle International Corp. (1)	19,068	307,567
Extreme Networks Inc. (1)	10,709	47,655
Foundry Networks Inc. (1)	11,833	99,397
Harris Corp. (2)	11,388	321,142
InterDigital Communications Corp. (1)	4,747	77,661
JDS Uniphase Corp. (1)	117,693	174,186
Juniper Networks Inc. (1)	45,985	1,038,801
Lucent Technologies Inc. (1) (2)	379,993	923,383

Motorola Inc.	208,867	3,204,020
Nortel Networks Corp. (1)	366,922	913,636
Polycom Inc. (1)	8,471	129,267
QUALCOMM Inc.	140,592	4,905,255
RF Micro Devices Inc. (1) (2)	16,337	64,041
Scientific-Atlanta Inc.	13,070	399,681
Sonus Networks Inc. (1)	20,903	71,906
Sycamore Networks Inc. (1)	24,143	81,120
Tekelec (1) (2)	5,439	74,025
Tellabs Inc. (1)	39,318	305,108
3Com Corp. (1)	32,335	101,855
UTStarcom Inc. (1) (2)	9,849	93,664

		26,637,912

TOTAL COMMON STOCKS (Cost: $198,919,414)		163,544,197

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.92%
COMMERCIAL PAPER (3)—2.40%
Alpine Securitization Corp.
2.80%, 05/04/05	$187,001	186,972
Amstel Funding Corp.
2.95%, 08/19/05	27,178	26,935
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	73,885	73,792
ANZ National Bank Ltd.
2.94%, 08/15/05	32,693	32,413
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	98,078	97,822
Bryant Park Funding LLC
2.75%, 05/03/05	13,077	13,077
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	216,849	216,794
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	81,731	81,198
Chariot Funding LLC
2.99%, 05/20/05	15,546	15,523
Charta LLC
2.99%, 06/16/05 - 06/21/05	137,309	136,766
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	232,117	231,835
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	120,962	120,671
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	114,424	114,239
DEPFA Bank PLC
2.28%, 05/03/05	32,693	32,690
Deutsche Bank Financial LLC
2.80%, 05/03/05	196,155	196,140
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	222,309	221,754
Fairway Finance LLC
3.15%, 09/15/05	58,163	57,471
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	130,997	130,842
Ford Credit Auto Receivables
2.74%, 05/04/05	32,039	32,034
Fortis Funding LLC
2.35%, 05/09/05	91,539	91,497
Gemini Securitization Corp.
3.02%, 06/27/05	6,539	6,508
General Electric Capital Corp.
2.74%, 07/07/05	32,693	32,528

Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	143,847	143,651
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	196,155	194,253
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	263,946	263,419
Kitty Hawk Funding Corp.
2.88%, 05/04/05	49,375	49,368
Moat Funding LLC
2.74%, 05/02/05	45,770	45,770
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	85,001	84,989
Nordea North America Inc.
2.74%, 07/11/05	32,693	32,518
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	42,500	42,413
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	105,696	105,589
Santander Central Hispano
2.75%, 07/08/05	81,731	81,314
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	192,904	192,585
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	225,578	225,566
Sydney Capital Corp.
2.81%, 05/04/05	21,577	21,574
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	179,809	179,730
UBS Finance (Delaware)
2.79%, 05/04/05	52,308	52,300
Windmill Funding Corp.
2.78% - 2.80%, 05/03/05 - 05/04/05	65,973	65,967

		3,930,507

FLOATING RATE NOTES (3)—3.19%
Allstate Life Global Funding II
2.91%, 03/08/06 (4)	30,077	30,078
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	228,848	228,880
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	42,500	42,492
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06 (4)	251,078	251,091
BMW US Capital LLC
2.92%, 04/18/06 (4)	65,385	65,385
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	222,309	222,278
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06 (4)	170,001	169,994
Commodore CDO Ltd.
3.08%, 12/12/05	16,346	16,346
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	196,155	196,135
DEPFA Bank PLC
2.99%, 03/15/06	65,385	65,385
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06 (4)	141,885	141,893
Fairway Finance LLC
2.94%, 06/20/05	32,693	32,692
Fifth Third Bancorp
2.98%, 02/23/06 (4)	130,770	130,770
Five Finance Inc.
3.01%, 02/27/06 (4)	32,693	32,696
General Electric Capital Corp.
3.01%, 05/09/06	29,423	29,459
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	18,811	18,811
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	42,500	42,500

Hartford Life Global Funding Trust
2.94%, 04/15/06	65,385	65,385
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	196,155	196,155
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06 (4)	294,233	294,237
Leafs LLC
2.99%, 01/20/06 - 02/21/06 (4)	68,654	68,655
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06 (4)	137,309	137,361
Lothian Mortgages PLC
3.01%, 01/24/06 (4)	98,078	98,078
Marshall & Ilsley Corp.
3.09%, 02/20/06	65,385	65,448
MetLife Global Funding I
2.86%, 05/05/06 (4)	98,078	98,078
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	163,463	163,456
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06 (4)	241,925	241,966
Norddeutsche Landesbank
3.11%, 07/27/05	65,385	65,380
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06 (4)	196,155	196,155
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	232,117	232,116
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	88,760	88,733
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06 (4)	35,962	35,955
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06 (4)	333,464	333,473
Societe Generale
2.99%, 03/30/06	55,577	55,560
SunTrust Bank
3.17%, 04/28/06	98,078	98,078
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05 (4)	177,193	177,188
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	178,104	178,105
Wells Fargo & Co.
2.92%, 05/15/06 (4)	32,693	32,697
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06 (4)	228,848	228,835
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06 (4)	280,502	280,482
Winston Funding Ltd.
3.22%, 07/23/05 (4)	46,685	46,685
World Savings Bank
2.86%, 09/09/05	22,885	22,884

		5,218,030

MONEY MARKET FUNDS—0.23%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	261,540	261,540
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	75,406	75,406
BlackRock Temp Cash Money Market Fund (3)	9,471	9,471
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	26,491	26,491

		372,908

REPURCHASE AGREEMENTS (3)—1.83%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $1,635,030 and an effective yield of 2.97%. (6)	$1,634,625	1,634,625

Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $795,063 and effective yields of 2.96% - 3.00%. (6)	794,866	794,866
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $555,157 and effective yields of 2.96% - 3.00%. (6)	555,019	555,019

		2,984,510

TIME DEPOSITS (3)—1.19%
American Express Centurion Bank
3.00%, 05/25/05	163,463	163,463
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	94,808	94,808
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	91,539	91,540
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	85,001	85,001
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	127,501	127,502
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	114,424	114,424
HBOS Treasury Services PLC
3.39%, 12/14/05	39,231	39,232
Natexis Banques
2.98%, 08/18/05	65,385	65,385
Norddeutsche Landesbank
2.11%, 06/07/05	65,385	65,384
Societe Generale
2.81%, 05/03/05	45,770	45,770
SunTrust Bank
2.68%, 05/03/05	65,385	65,385
Svenska Handelsbanken AB
3.00%, 06/20/05	32,693	32,693
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	199,424	199,419
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	52,308	52,308
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	421,733	421,735
Wells Fargo Bank N.A.
3.04%, 06/29/05	196,155	196,155
World Savings Bank
2.75%, 05/03/05	91,539	91,539

		1,951,743

U.S. GOVERNMENT AGENCY NOTES (3)—0.08%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	32,596	32,542
Federal National Mortgage Association
2.33%, 07/22/05	98,078	97,564

		130,106

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,587,804)		14,587,804

TOTAL INVESTMENTS IN SECURITIES — 108.91%
(Cost: $213,507,218) (7)		178,132,001
Other Assets, Less Liabilities — (8.91%)		(14,569,179)

NET ASSETS – 100.00%		$163,562,822

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $217,797,580. Net unrealized depreciation aggregated $39,665,579, of which $39,665,579 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS—98.95%
AUSTRALIA—5.48%
Alumina Ltd.	2,409,860	$10,781,675
Amcor Ltd. (1)	1,279,670	6,454,614
AMP Ltd.	3,314,315	17,390,131
Ansell Ltd.	778,719	5,678,942
Aristocrat Leisure Ltd. (1)	691,345	5,236,081
Australia and New Zealand Banking Group Ltd.	3,318,404	55,888,082
Australian Gas & Light Co. Ltd.	853,955	9,574,790
Australian Stock Exchange Ltd. (1)	289,870	4,508,504
BHP Billiton Ltd.	6,789,725	85,034,733
BHP Steel (1)	1,570,563	9,344,372
Boral Ltd.	1,470,055	6,634,394
Brambles Industries Ltd. (1)	1,937,180	11,873,519
Coca-Cola Amatil Ltd.	973,640	6,294,606
Coles Myer Ltd.	2,220,485	14,840,940
Commonwealth Bank of Australia	2,291,185	65,010,706
Commonwealth Property Office Fund (1)	12,607,830	12,452,905
CSL Ltd.	391,880	9,668,965
CSR Ltd.	2,865,875	5,325,667
DB RREEF Trust	8,125,450	8,279,379
Foster’s Group Ltd. (1)	4,397,540	17,580,028
Futuris Corp. Ltd. (1)	2,791,829	4,119,936
General Property Trust	3,368,855	9,706,183
Harvey Normand Holdings Ltd. (1)	1,927,080	3,716,520
Insurance Australia Group Ltd.	2,835,070	13,414,553
Investa Property Group (1)	6,101,915	9,814,613
James Hardie Industries NV	1,122,167	4,906,653
John Fairfax Holdings Ltd.	1,924,050	5,693,710
Leighton Holdings Ltd. (1)	593,375	4,586,741
Lend Lease Corp. Ltd.	824,160	7,689,874
Macquarie Bank Ltd.	363,600	12,988,374
Macquarie Infrastructure Group	4,106,155	11,638,092
Mirvac Group	2,608,830	8,534,923
National Australia Bank Ltd.	2,781,084	63,298,362
Newcrest Mining Ltd.	823,655	9,524,457
Orica Ltd.	432,785	5,305,321
Origin Energy Ltd.	2,669,628	14,611,963
PaperlinX Ltd. (1)	969,600	2,134,920
Patrick Corp. Ltd. (1)	1,546,815	6,570,177
Qantas Airways Ltd.	2,713,365	6,821,877
QBE Insurance Group Ltd. (1)	1,240,280	14,429,318
Rinker Group Ltd.	1,984,145	17,614,636
Rio Tinto Ltd. (1)	633,349	20,473,082
Santos Ltd.	2,294,720	16,591,303
Stockland Trust Group	1,356,935	6,187,450
Suncorp-Metway Ltd.	982,225	15,123,688
TABCORP Holdings Ltd.	1,177,764	14,253,771
Telstra Corp. Ltd. (1)	3,784,975	14,303,693
Transurban Group (1)	1,295,325	7,494,398
Wesfarmers Ltd.	622,665	17,453,748
Westfield Group	2,660,862	33,698,689
Westpac Banking Corp.	3,359,260	51,015,604
WMC Resources Ltd.	2,056,865	12,719,522
Woodside Petroleum Ltd.	1,161,500	21,312,131
Woolworths Ltd.	1,998,285	23,856,390

		859,457,705

BELGIUM—1.64%
AGFA Gevaert NV (1)	251,536	8,208,932
Bekaert NV (1)	72,215	5,579,574
Belgacom SA (1) (2)	284,727	10,887,374
Cofinimmo (1)	60,567	10,242,755
Colruyt NV (1)	43,660	6,611,366
Cumerio (2)	74,817	1,013,177
Delhaize-Le Lion SA (1)	141,400	9,346,065
Dexia Group (1)	1,276,373	29,313,183
Electrabel SA (1)	52,520	24,442,150
Fortis (1)	2,152,815	59,641,128
Groupe Bruxelles Lambert SA (1)	159,602	14,371,165
InBev NV (1)	355,015	11,320,174
KBC Groupe SA (1)	348,450	27,552,181
Mobistar SA (1) (2)	58,157	4,966,395
Omega Pharma SA (1)	51,690	2,802,627
Solvay SA (1)	143,925	16,368,978
UCB SA (1)	167,155	8,109,341
Umicore Mines SA (1)	74,817	6,461,537

		257,238,102

DENMARK—0.89%
AP Moller - Maersk A/S (1)	2,525	22,239,367
Carlsberg A/S Class B (1)	104,535	5,138,213
Coloplast A/S Class B (1)	139,380	8,035,066
Danske Bank A/S (1)	986,265	28,898,657
GN Store Nord A/S (1)	472,175	4,932,390
H. Lundbeck A/S (1) (2)	151,500	3,572,308
ISS A/S (1)	101,000	8,098,982
Novo Nordisk A/S Class B (1)	470,155	23,761,670
Novozymes A/S Class B (1)	147,965	7,208,795
TDC A/S (1)	354,005	15,175,501
Topdanmark A/S (1) (2)	109,080	7,754,009
Vestas Wind Systems A/S (1) (2)	401,980	5,070,313

		139,885,271

FINLAND—1.48%
Amer Group Ltd. (1)	283,305	4,692,349
Elisa OYJ Class A (1)	305,020	4,358,985
Fortum OYJ (1)	782,391	11,888,026
Kone Corp. Class B (1) (2)	132,815	10,115,994
Metso Corp. (1)	335,825	6,069,466
Neste Oil OYJ (1) (2)	189,401	4,244,645
Nokia OYJ (1) (2)	8,541,570	135,849,434
Outokumpu OYJ (1)	320,170	4,505,226
Sampo OYJ Class A (1)	843,350	11,769,092
Stora Enso OYJ Class R (1)	1,144,031	15,167,628
TietoEnator OYJ (1)	169,797	5,107,347
UPM-Kymmene OYJ (1)	930,715	18,515,216

		232,283,408

FRANCE—9.40%
Accor SA (1)	373,311	17,045,717
Air France-KLM (1)	297,231	4,669,755
Alcatel SA (1) (2)	2,178,585	23,174,541
Alstom (2)	7,847,036	6,078,079
Arcelor (1)	823,655	16,587,440
Atos Origin SA (2)	90,395	5,445,008
Autoroutes du Sud de la France SA (1)	143,676	7,419,141
AXA (1)	2,497,002	61,214,355
BIC SA (1)	81,810	4,428,337
BNP Paribas SA (1)	1,440,260	94,638,556
Bouygues SA (1)	368,709	14,679,374
Business Objects SA (1) (2)	105,644	2,734,442
Cap Gemini SA (1) (2)	229,775	7,133,904
Carrefour SA (1)	1,030,200	49,872,626
Compagnie de Saint-Gobain SA (1)	565,690	31,840,099

Compagnie Generale des Etablissements Michelin Class B (1)	269,670	16,309,913
Credit Agricole SA (1)	1,241,795	32,077,936
Dassault Systemes SA (1)	101,505	4,748,813
Essilor International SA (1)	172,898	12,331,948
European Aeronautic Defence and Space Co. (1)	491,870	13,944,152
France Telecom SA (1)	2,646,705	77,663,042
Groupe Danone (1)	424,200	39,647,760
Lafarge SA (1)	316,164	28,672,672
Lagardere S.C.A. (1)	244,124	17,616,990
L’Air Liquide SA (1)	195,153	34,766,722
L’Oreal SA (1)	539,340	38,712,110
LVMH Moet Hennessy Louis Vuitton SA (1)	416,262	29,286,852
Pernod-Ricard SA (1)	103,801	15,745,223
Pinault-Printemps-Redoute SA (1)	124,430	12,216,133
PSA Peugeot Citroen (1)	316,136	18,659,053
Publicis Groupe (1)	252,500	7,210,343
Renault SA (1)	326,247	27,249,606
Sagem SA (1)	344,915	7,079,761
Sanofi-Aventis (1)	1,681,650	148,491,343
Schneider Electric SA (1)	400,970	28,832,115
Societe Generale Class A (1)	594,385	59,007,009
Societe Television Francaise (1)	241,616	6,830,920
Sodexho Alliance SA (1)	241,062	8,047,606
STMicroelectronics NV (1)	1,012,525	14,234,527
Suez SA (1)	1,445,982	39,387,169
Technip-Coflexip SA (1)	64,747	10,991,446
Thales/Ex Thomson CSF (1)	185,944	7,532,593
Thomson SA (1)	433,795	10,640,145
Total SA (1)	1,072,115	238,748,083
Union du Credit Bail Immobilier (1)	112,735	13,913,170
Valeo SA (1)	167,660	7,326,517
Veolia Environment (1)	509,545	19,181,364
Vinci SA (1)	131,859	19,814,001
Vivendi Universal SA (1) (2)	1,803,121	54,422,539
Zodiac SA (1)	129,688	6,305,064

		1,474,606,014

GERMANY—6.40%
Adidas-Salomon AG (1)	84,840	13,153,856
Allianz AG (1)	542,370	64,583,916
Altana AG (1)	134,835	8,440,424
BASF AG (1)	905,465	58,574,082
Bayer AG (1)	1,131,965	37,058,827
Bayerische Hypo-Und Vereinsbank AG (1) (2)	1,131,705	26,852,713
Celesio AG (1)	83,830	6,663,126
Commerzbank AG (1) (2)	894,860	19,580,971
Continental AG (1)	242,400	17,836,798
DaimlerChrysler AG Registered (1)	1,520,555	59,575,850
Deutsche Bank AG (1)	880,720	71,697,043
Deutsche Boerse AG (1)	238,865	18,008,386
Deutsche Lufthansa AG (1) (2)	596,405	7,668,493
Deutsche Post AG	813,555	19,062,198
Deutsche Telekom AG (1) (2)	4,850,020	90,661,211
Douglas Holding AG (1)	182,590	6,199,293
E.ON AG (1)	1,097,365	92,365,146
Fresenius Medical Care AG (1)	67,165	5,393,154
HeidelbergCement AG (1) (2)	8,318	475,269
Heidelberger Zement AG (1)	113,398	6,587,602
Hypo Real Estate Holding AG (2)	284,492	11,825,931
Infineon Technologies AG (2)	1,179,680	9,792,298
Karstadtquelle AG (1)	285,101	2,760,384
Linde AG (1)	167,155	11,044,068
MAN AG (1)	249,470	10,476,394
Merck KGaA (1)	110,919	8,475,468
Metro AG (1)	274,215	14,453,732
Muenchener Rueckversicherungs-Gesellschaft AG (1)	329,545	36,076,135
Puma AG (1)	34,388	7,921,964

RWE AG (1)	707,505	42,123,867
SAP AG (1)	368,367	57,878,385
Schering AG (1)	286,065	18,793,454
Siemens AG (1)	1,432,180	104,701,665
ThyssenKrupp AG (1)	608,420	11,161,100
TUI AG (1)	373,839	9,000,629
Volkswagen AG (1)	417,130	17,361,046

		1,004,284,878

GREECE—0.46%
Hellenic Telecommunications Organization SA	2,688,636	25,138,747
National Bank of Greece SA ADR	6,822,552	46,598,030

		71,736,777

HONG KONG—1.75%
Bank of East Asia Ltd.	3,434,000	10,065,279
BOC Hong Kong Holdings Ltd. (1)	6,817,500	12,899,013
Cathay Pacific Airways Ltd. (1)	2,525,000	4,809,802
Cheung Kong (Holdings) Ltd.	3,030,000	28,567,305
Cheung Kong Infrastructure Holdings Ltd.	1,010,000	3,187,101
CLP Holdings Ltd.	2,777,500	15,747,646
Esprit Holdings Ltd. (1)	1,767,500	13,150,029
Giordano International Ltd. (1)	5,050,000	3,498,037
Hang Lung Properties Ltd. (1)	3,030,000	4,644,616
Hang Seng Bank Ltd.	1,493,400	20,401,639
Henderson Land Development Co. Ltd.	1,502,000	6,974,576
Hong Kong & China Gas Co. Ltd.	6,060,200	12,399,008
Hong Kong Exchanges & Clearing Ltd.	3,030,000	7,384,746
Hongkong Electric Holdings Ltd.	2,417,000	11,037,379
Hutchison Telecommunications International Ltd. (2)	2,460,000	2,335,104
Hutchison Whampoa Ltd.	3,319,000	29,589,074
Johnson Electric Holdings Ltd. (1)	4,545,000	4,051,893
Li & Fung Ltd.	3,030,000	5,791,195
MTR Corp. Ltd.	2,525,000	4,016,265
New World Development Co. Ltd.	4,746,599	5,084,033
PCCW Ltd.	6,121,800	3,612,238
Shangri-La Asia Ltd. (1)	4,040,000	6,166,910
Sun Hung Kai Properties Ltd.	2,525,000	24,129,980
Swire Pacific Ltd. Class A	2,020,000	16,842,402
Techtronic Industries Co. (1)	2,020,000	4,495,626
Television Broadcasts Ltd. (1)	1,010,000	5,078,632
Wharf Holdings Ltd.	2,525,000	8,405,006

		274,364,534

IRELAND—0.86%
Allied Irish Banks PLC	1,682,908	34,217,664
Bank of Ireland	1,983,135	30,004,702
CRH PLC	1,021,110	25,375,388
DCC PLC	250,985	5,605,357
DEPFA Bank PLC (2)	725,705	11,157,870
Elan Corp. PLC (2)	722,732	3,918,646
Independent News & Media PLC	1,528,130	4,833,212
Irish Life & Permanent PLC	652,460	10,907,697
Kerry Group PLC Class A	370,670	8,996,109
Ryanair Holdings PLC (2)	88,752	646,200

		135,662,845

ITALY—4.11%
Alleanza Assicurazioni SpA (1)	951,937	11,293,619
Arnoldo Mondadori Editore SpA (1)	247,025	2,557,553
Assicurazioni Generali SpA (1)	1,686,195	51,785,916
Autogrill SpA (1) (2)	271,750	3,820,383
Autostrade SpA (1)	455,333	11,979,611
Banca Antonveneta SpA (1) (2)	458,699	15,325,035
Banca Fideuram SpA (1)	780,730	4,049,171
Banca Intesa SpA (1)	5,950,152	28,324,973
Banca Monte dei Paschi di Siena SpA (1)	2,665,895	9,326,566
Banca Nazionale del Lavoro SpA (1) (2)	3,544,595	11,130,864

Banca Popolare di Milano SCRL (1)	993,335	9,399,595
Banche Popolari Unite SCRL (1)	775,281	16,413,924
Banco Popolare di Verona e Novara SCRL (1)	731,240	13,461,358
Bulgari SpA (1)	292,491	3,166,103
Capitalia SpA (1)	2,914,315	15,538,030
Enel SpA (1)	6,139,790	58,178,028
Eni SpA (1)	4,916,680	123,833,639
Fiat SpA (1) (2)	851,935	5,642,002
FinecoGroup SpA (1) (2)	416,625	3,412,608
Finmeccanica SpA (1)	12,514,438	11,567,348
Gruppo Editoriale L’Espresso SpA (1)	457,075	2,627,246
Italcementi SpA (1)	250,608	4,069,912
Luxottica Group SpA (1)	247,720	4,953,611
Mediaset SpA (1)	1,136,450	14,729,685
Mediobanca SpA (1)	915,246	15,040,964
Mediolanum SpA (1)	568,437	3,665,449
Pirelli & Co. SpA (1)	4,247,238	4,838,723
Riunione Adriatica di Sicurta SpA (1)	585,964	12,746,186
Sanpaolo IMI SpA (1)	1,919,000	28,315,917
Snam Rete Gas SpA (1)	988,325	5,556,449
Telecom Italia Media SpA (1) (2)	2,664,109	1,293,151
Telecom Italia Mobile SpA (1)	2,156,465	12,555,337
Telecom Italia SpA (1)	14,760,978	49,878,254
Telecom Italia SpA RNC (1)	10,517,131	29,598,057
Unicredito Italiano SpA (1)	7,960,315	44,496,676

		644,571,943

JAPAN—21.33%
Acom Co. Ltd.	136,350	8,772,459
Aderans Co. Ltd.	101,000	2,425,964
Advantest Corp. (1)	151,500	10,685,793
AEON Co. Ltd.	959,500	14,907,163
AEON Credit Service Co. Ltd. (1)	51,530	3,408,647
AIFUL Corp.	75,750	5,653,362
AIFUL Corp. When Issued (2)	36,675	2,621,765
Aisin Seiki Co. Ltd.	404,000	8,779,679
Ajinomoto Co. Inc.	1,010,000	12,139,446
All Nippon Airways Co. Ltd. (1)	1,010,000	3,273,126
Amada Co. Ltd.	505,000	3,128,723
Asahi Breweries Ltd.	836,500	10,660,063
Asahi Glass Co. Ltd. (1)	1,394,000	15,452,719
Asahi Kasei Corp.	1,804,000	8,700,605
Astellas Pharma Inc. (1)	907,190	32,858,238
Bandai Co. Ltd.	161,100	3,677,591
Bank of Yokohama Ltd.	2,020,000	11,552,209
Benesse Corp. (1)	101,000	3,273,126
Bridgestone Corp. (1)	1,010,000	19,398,084
Canon Inc.	1,464,500	76,494,877
Casio Computer Co. Ltd. (1)	555,500	7,608,574
Central Japan Railway Co. (1)	2,020	16,615,927
Chiba Bank Ltd. (The)	1,515,000	9,342,849
Chubu Electric Power Co. Inc. (1)	1,111,000	26,632,655
Chugai Pharmaceutical Co. Ltd. (1)	505,000	7,903,636
Citizen Watch Co. Ltd. (1)	505,000	4,606,443
Coca Cola West Japan Co. Ltd.	151,500	3,494,543
Credit Saison Co. Ltd.	252,500	8,640,090
CSK Corp. (1)	101,000	3,860,363
Dai Nippon Printing Co. Ltd.	1,010,000	16,211,600
Daicel Chemical Industries Ltd. (1)	505,000	2,714,769
Daiichi Pharmaceutical Co. Ltd.	505,000	11,696,612
Daikin Industries Ltd. (1)	505,000	12,611,161
Daimaru Inc. (The) (1)	505,000	4,433,161
Dainippon Ink & Chemical Inc.	1,515,000	4,115,474
Dainippon Screen Manufacturing Co. Ltd. (1)	505,000	3,427,155
Daito Trust Construction Co. Ltd. (1)	202,000	8,086,546
Daiwa House Industry Co. Ltd.	1,010,000	11,340,418
Daiwa Securities Group Inc.	2,525,000	16,004,623
Denso Corp.	1,010,000	24,018,968
DENTSU Inc. (1)	3,030	7,739,980

Dowa Mining Co. Ltd.	505,000	3,311,633
East Japan Railway Co.	6,060	31,537,531
Ebara Corp. (1)	505,000	2,031,263
Eisai Co. Ltd. (1)	454,500	15,162,274
Electric Power Development Co. (1)	252,500	7,629,271
FamilyMart Co. Ltd. (1)	151,500	4,707,525
Fanuc Ltd.	252,500	14,921,603
Fast Retailing Co. Ltd. (1)	101,000	5,978,268
Fuji Electric Holdings Co. Ltd.	1,010,000	3,022,828
Fuji Photo Film Co. Ltd. (1)	1,010,000	33,405,137
Fuji Television Network Inc.	468	985,827
Fujikura Ltd. (1)	1,010,000	4,380,212
Fujitsu Ltd. (1)	3,535,000	19,475,099
Furukawa Electric Co. Ltd. (1) (2)	1,010,000	4,466,854
Goodwill Group Inc. (The) (1)	1,010	2,012,010
Gunma Bank Ltd. (1)	1,010,000	5,727,970
Heavy Industries Co. Ltd. (1) (2)	2,525,000	4,139,542
Hino Motors Ltd. (1)	505,000	3,046,895
Hirose Electric Co. Ltd.	50,500	5,174,427
Hitachi Cable Ltd.	505,000	2,161,225
Hitachi Ltd.	5,557,000	32,839,346
Hitachi Software Engineering Co. Ltd. (1)	50,500	895,777
Honda Motor Co. Ltd. (1)	1,313,000	63,700,805
Hoya Corp.	202,000	21,121,289
INPEX Corp.	912	4,989,639
Ito En Ltd. (1)	50,500	2,478,912
Itochu Corp.	2,525,000	12,466,759
Itochu Techno-Science Corp. (1)	50,500	1,622,123
Ito-Yokado Co. Ltd.	606,000	20,967,259
JAFCO Co. Ltd. (1) (2)	50,500	2,907,306
Japan Airlines System Corp. (1)	1,010,000	2,868,799
Japan Tobacco Inc.	1,515	19,494,353
JFE Holdings Inc.	1,010,875	28,038,376
JGC Corp. (1)	505,000	5,174,427
Joyo Bank Ltd.	1,515,000	7,610,018
JS Group Corp. (1)	505,480	9,120,466
JSR Corp.	331,900	6,706,648
Kajima Corp. (1)	1,515,000	5,761,664
Kamigumi Co. Ltd.	505,000	3,947,005
Kanebo Ltd. (1) (2)	151,500	1,032,479
Kaneka Corp. (1)	505,000	5,496,926
Kansai Electric Power Co. Inc.	1,262,500	25,390,793
Kao Corp.	1,010,000	23,345,089
Kawasaki Heavy Industries Ltd. (1)	2,525,000	4,885,622
Kawasaki Kisen Kaisha Ltd. (1)	1,010,000	6,584,759
Keihin Electric Express Railway Co. Ltd. (1)	505,000	3,070,962
Keio Electric Railway Co. Ltd.	1,010,000	5,708,717
Keyence Corp.	50,510	11,169,347
Kikkoman Corp. (1)	505,000	4,866,368
Kinden Corp. (1)	505,000	4,221,370
Kintetsu Corp. (1)	3,030,000	9,415,050
Kirin Brewery Co. Ltd. (1)	1,515,000	14,757,947
Kobe Steel Ltd. (1)	6,060,000	10,974,599
Kokuhoku Financial Group Inc.	2,020,000	5,737,597
Komatsu Ltd.	1,515,000	10,685,793
Konami Co. Ltd. (1)	151,500	3,249,059
Konica Minolta Holdings Inc.	757,500	7,306,772
Kubota Corp.	2,020,000	10,435,495
Kuraray Co. Ltd. (1)	505,000	4,673,831
Kyocera Corp.	303,000	22,122,480
Kyowa Hakko Kogyo Co. Ltd. (1)	505,000	3,744,841
Kyushu Electric Power Co. Inc.	707,000	15,195,968
Leopalace21 Corp. (1)	303,000	4,643,988
Mabuchi Motor Co. Ltd. (1)	50,500	3,032,455
Marubeni Corp.	2,525,000	8,230,949
Marui Co. Ltd.	555,500	7,132,045
Matsushita Electric Industrial Co. Ltd.	4,040,868	59,198,533
Meiji Dairies Corp. (1)	505,000	2,806,224
Meiji Seika Kaisha Ltd. (1)	505,000	2,425,964

Meitec Corp. (1)	101,000	3,340,514
Millea Holdings Inc.	2,525	34,415,956
Minebea Co. Ltd. (1)	505,000	2,007,196
Mitsubishi Chemical Corp.	3,030,000	9,617,214
Mitsubishi Corp. (1)	2,020,000	27,686,794
Mitsubishi Electric Corp.	3,030,000	16,057,570
Mitsubishi Estate Co. Ltd. (1)	1,515,000	16,331,935
Mitsubishi Gas Chemical Co. Inc.	505,000	2,469,285
Mitsubishi Heavy Industries Ltd.	5,555,000	14,772,387
Mitsubishi Materials Corp. (1)	2,020,000	4,678,645
Mitsubishi Rayon Co.	1,010,000	3,812,229
Mitsubishi Tokyo Financial Group Inc. (1)	8,080	70,083,401
Mitsui & Co. Ltd.	2,525,000	23,994,900
Mitsui Chemicals Inc.	1,010,000	5,727,970
Mitsui Engineering & Shipbuilding Co. Ltd. (1)	1,515,000	3,277,939
Mitsui Fudosan Co. Ltd. (1)	1,515,000	16,952,867
Mitsui Mining & Smelting Co.	1,515,000	6,512,558
Mitsui O.S.K. Lines Ltd.	2,020,000	12,745,937
Mitsui Sumitomo Insurance Co. Ltd.	2,020,160	18,369,467
Mitsui Trust Holdings Inc.	1,010,000	10,031,168
Mitsukoshi Ltd. (1)	1,010,000	4,755,659
Mizuho Financial Group Inc.	14,140	66,444,455
Murata Manufacturing Co. Ltd. (1)	404,000	20,100,843
Namco Ltd. (1)	179,300	2,402,857
NEC Corp.	3,030,000	16,692,942
NEC Electronics Corp. (1)	50,500	2,281,561
Net One Systems Co. Ltd. (1)	1,010	2,560,740
NGK Insulators Ltd.	505,000	5,193,681
NGK Spark Plug Co. Ltd. (1)	505,000	5,280,322
Nichirei Corp.	505,000	1,867,607
Nidec Corp. (1)	101,200	11,893,399
Nikko Cordial Corp.	2,525,000	11,792,880
Nikon Corp. (1)	505,000	5,309,203
Nintendo Co. Ltd.	202,000	23,046,657
Nippon Express Co. Ltd.	1,515,000	7,350,093
Nippon Mining Holdings Inc.	1,515,000	9,212,887
Nippon Oil Corp.	2,525,000	17,857,790
Nippon Paper Group Inc.	1,515	6,526,998
Nippon Sheet Glass Co. Ltd. (1)	1,010,000	4,129,915
Nippon Steel Corp. (1)	11,110,000	28,168,136
Nippon Telegraph & Telephone Corp.	9,595	40,423,104
Nippon Yusen Kabushiki Kaisha	2,020,000	11,995,043
Nishimatsu Construction Co. Ltd. (1)	1,010,000	3,783,349
Nissan Motor Co. Ltd.	4,444,000	44,052,423
Nisshin Seifun Group Inc.	505,000	5,265,882
Nisshin Steel Co. Ltd.	2,020,000	5,198,494
Nissin Food Products Co. Ltd.	151,500	4,021,613
Nitto Denko Corp.	303,200	16,559,462
NOK Corp. (1)	202,000	5,285,136
Nomura Holdings Inc.	3,030,000	38,671,019
NSK Ltd. (1)	1,010,000	5,005,957
NTN Corp. (1)	1,010,000	5,371,777
NTT Data Corp. (1)	2,525	7,773,674
NTT DoCoMo Inc. (1)	35,360	54,599,628
Obayashi Corp.	1,299,000	7,602,211
Oji Paper Co. Ltd.	1,515,000	8,086,546
Oki Electric Industry Co. Ltd. (1)	1,010,000	3,773,722
Okumura Corp.	505,000	3,138,350
Olympus Corp. (1)	505,000	10,228,518
Omron Corp.	432,900	9,469,623
Onward Kashiyama Co. Ltd.	507,000	6,514,188
Oracle Corp. Japan (1)	50,500	2,204,547
Oriental Land Co. Ltd. (1)	101,000	6,344,088
ORIX Corp.	151,500	20,635,133
Osaka Gas Co. Ltd. (1)	3,535,000	11,119,001
Pioneer Corp. (1)	252,500	4,305,605
Promise Co. Ltd.	176,750	11,439,093
Rakuten Inc. (1)	9,140	7,657,685
Resona Holdings Inc. (1) (2)	8,080,000	15,248,916

Ricoh Corp. Ltd.	1,010,000	16,115,331
Rohm Co. Ltd.	202,000	19,041,891
Sanden Corp. (1)	505,000	2,382,643
Sankyo Co. Ltd. (1)	606,000	12,620,788
Sankyo Co. Ltd. Gunma	101,000	4,996,330
Sanyo Electric Co. Ltd. (1)	3,030,000	8,808,559
Sapporo Breweries Ltd. (1)	1,010,000	4,717,152
Secom Co. Ltd.	505,000	20,216,366
Sega Sammy Holdings Inc.	151,519	8,910,759
Seiko Epson Corp.	202,800	7,036,096
Seino Transportation Co. Ltd.	505,000	4,794,167
Sekisui Chemical Co. Ltd.	1,010,000	7,316,399
Sekisui House Ltd. (1)	1,010,000	10,685,793
Seven-Eleven Japan Co. Ltd.	656,500	18,553,329
Sharp Corp.	1,515,000	23,653,148
Shimano Inc.	151,500	5,025,211
Shimizu Corp. (1)	1,010,000	4,794,167
Shin-Etsu Chemical Co. Ltd.	606,000	22,411,285
Shinsei Bank Ltd.	2,020,000	10,955,345
Shionogi & Co. Ltd.	505,000	7,037,220
Shiseido Co. Ltd. (1)	505,000	6,430,730
Shizuoka Bank Ltd.	1,010,000	9,405,423
Showa Denko K.K. (1)	2,020,000	5,121,479
Showa Shell Sekiyu K.K. (1)	606,000	6,111,118
Skylark Co. (1)	252,500	4,194,896
SMC Corp.	101,000	10,637,659
Softbank Corp. (1) (2)	404,000	16,250,107
Sojitz Holdings Corp. (1) (2)	505,000	2,454,844
Sompo Japan Insurance Inc.	1,515,000	14,714,626
Sony Corp.	1,666,500	62,266,406
Stanley Electric Co. Ltd. (1)	331,900	5,390,627
Sumitomo Chemical Co. Ltd.	2,020,000	10,339,227
Sumitomo Corp.	1,515,000	12,851,833
Sumitomo Electric Industries Ltd.	1,517,000	15,847,419
Sumitomo Heavy Industries Ltd. (1)	1,010,000	4,101,034
Sumitomo Metal Industries Ltd.	7,070,000	12,534,147
Sumitomo Metal Mining Co. Ltd. (1)	1,010,000	7,094,982
Sumitomo Mitsui Financial Group Inc. (1)	7,575	48,952,485
Sumitomo Osaka Cement Co. Ltd.	1,010,000	2,560,740
Sumitomo Realty & Development Co. Ltd.	505,000	5,756,851
Sumitomo Trust & Banking Co. Ltd. (The)	2,020,000	12,630,415
Suruga Bank Ltd. (The) (1)	505,000	4,399,466
Suzuken Co. Ltd. (1)	111,440	3,037,873
T&D Holdings Inc. (1)	277,750	13,713,435
Taiheiyo Cement Corp. (1)	1,515,000	4,245,437
Taisei Corp. (1)	1,515,000	5,314,016
Taisho Pharmaceutical Co. Ltd.	505,000	10,830,196
Taiyo Nippon Sanso Corp. (1)	505,000	2,863,985
Takara Holdings Inc. (1)	505,000	3,239,432
Takashimaya Co. Ltd. (1)	505,000	4,500,548
Takeda Pharmaceutical Co. Ltd.	1,565,500	76,249,392
Takefuji Corp.	207,050	13,104,056
TDK Corp.	202,000	14,132,202
Teijin Ltd.	1,515,000	6,859,124
Teikoku Oil Co. Ltd. (1)	1,010,000	7,258,638
Terumo Corp.	303,000	9,010,723
THK Co. Ltd. (1)	202,000	3,783,348
TIS Inc. (1)	101,000	3,658,200
Tobu Railway Co. Ltd. (1)	1,515,000	5,675,023
Toda Corp.	505,000	2,483,725
Toho Co. Ltd.	404,000	6,392,222
Tohoku Electric Power Co. Inc. (1)	808,000	15,595,482
Tokyo Broadcasting System	146,500	2,781,566
Tokyo Electric Power Co. Inc. (The) (1)	2,020,000	48,519,277
Tokyo Electron Ltd.	303,000	15,653,243
Tokyo Gas Co. Ltd. (1)	4,545,000	18,238,050
Tokyu Corp.	2,020,000	9,780,870
TonenGeneral Sekiyu K.K. (1)	1,010,000	10,791,688
Toppan Printing Co. Ltd.	1,010,000	11,032,360

Toray Industries Inc.	2,020,000	9,010,723
Toshiba Corp. (1)	5,050,000	20,697,708
Tosoh Corp. (1)	1,010,000	4,746,032
TOTO Ltd. (1)	505,000	4,303,198
Toyo Seikan Kaisha Ltd.	505,000	9,285,088
Toyobo Co. Ltd.	1,010,000	2,377,830
Toyoda Gosei Co. Ltd. (1)	101,000	1,843,540
Toyota Industries Corp. (1)	505,000	14,031,121
Toyota Motor Corp.	5,100,500	186,683,696
Trend Micro Inc.	252,500	9,265,834
Ube Industries Ltd. (1)	1,515,000	3,032,455
UFJ Holdings Inc. (2)	7,072	37,208,636
Uni-Charm Corp.	101,000	4,514,988
Uny Co. Ltd.	507,000	5,890,797
USS Co. Ltd. (1)	60,600	4,811,495
West Japan Railway Co.	3,535	13,140,638
World Co. Ltd.	101,000	3,350,141
Yahoo! Japan Corp. (1) (2)	3,535	7,918,077
Yahoo! Japan Corp. When Issued (2)	3,423	7,699,833
Yamada Denki Co. Ltd. (1)	151,500	7,277,892
Yamaha Corp.	281,200	4,165,132
Yamaha Motor Co. Ltd.	454,500	7,971,024
Yamato Transport Co. Ltd. (1)	1,010,000	13,352,428
Yokogawa Electric Corp. (1)	505,000	6,589,573

		3,346,058,400

NETHERLANDS—4.80%
ABN AMRO Holding NV (1)	3,074,440	74,774,986
Aegon NV (1)	2,521,970	31,417,864
Akzo Nobel NV (1)	471,827	19,308,631
ASML Holding NV (1) (2)	897,511	12,872,511
DSM NV (1)	146,558	9,819,431
Euronext NV (1)	203,515	6,691,674
Getronics NV (1) (2)	1,435,715	2,279,727
Hagemeyer NV (1) (2)	1,052,925	2,365,136
Heineken NV (1)	445,044	14,121,936
IHC Caland NV (1) (2)	131,154	8,541,854
ING Groep NV (1)	3,229,709	87,974,189
Koninklijke Ahold NV (1) (2)	2,775,480	20,924,754
Koninklijke KPN NV (1)	3,799,530	31,637,271
Koninklijke Philips Electronics NV NYS	2,356,691	58,170,119
QIAGEN NV (1) (2)	273,710	3,565,260
Reed Elsevier NV (1)	1,254,925	18,031,106
Royal Dutch Petroleum Co. (1)	3,818,305	222,949,563
Royal Numico NV (1) (2)	263,839	10,899,295
TNT Post Group NV (1)	670,557	18,230,706
Unilever NV CVA (1)	1,013,535	65,133,297
Vedior NV (1)	305,020	4,677,935
VNU NV (1)	385,730	10,835,569
Wereldhave NV (2)	84,488	8,343,839
Wolters Kluwer NV CVA (1)	517,107	9,178,940

		752,745,593

PORTUGAL—0.51%
Banco Comercial Portugues SA Class R (1)	4,763,160	12,789,923
Banco Espirito Santo e Comercial de Lisboa SA	665,590	11,256,089
Brisa-Auto Estradas de Portugal SA (1)	1,470,288	11,768,023
Energias de Portugal SA (1)	4,978,492	13,496,667
Portugal Telecom SGPS SA (1) (2)	2,018,707	22,151,423
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA (2)	110,179	2,614,290
Sonae SGPS SA (1) (2)	3,580,201	5,684,888

		79,761,303

SINGAPORE—0.88%
Capitaland Ltd. (1) (2)	4,040,000	6,302,845
Chartered Semiconductor Manufacturing Ltd. (1) (2)	2,525,000	1,467,574
City Developments Ltd. (1)	1,515,000	6,395,534
ComfortDelGro Corp. Ltd.	3,535,000	3,763,169

Creative Technology Ltd. (1)	126,250	1,081,370
DBS Group Holdings Ltd.	1,724,000	15,083,022
Fraser & Neave Ltd.	505,030	4,789,211
Haw Par Corp. Ltd.	529,775	1,685,427
Keppel Corp. Ltd. (1)	1,010,000	6,611,808
Neptune Orient Lines Ltd.	2,525,000	5,252,371
Oversea-Chinese Banking Corp. Ltd.	2,020,000	16,560,416
SembCorp Industries Ltd.	3,535,000	4,260,600
Singapore Airlines Ltd.	794,000	5,440,685
Singapore Press Holdings Ltd.	2,525,750	6,737,394
Singapore Technologies Engineering Ltd. (1)	5,050,000	7,662,282
Singapore Telecommunications Ltd.	11,201,720	17,544,450
STATS ChipPAC Ltd. (2)	3,030,000	1,853,778
United Overseas Bank Ltd.	2,525,000	22,090,853
Venture Corp. Ltd.	505,000	4,294,586

		138,877,375

SPAIN—3.97%
Abertis Infraestructuras SA (1)	624,925	13,714,698
Acciona SA (1)	78,275	6,734,923
Acerinox SA (1)	478,740	7,107,338
Actividades de Construcciones y Servicios SA (1)	521,331	12,699,741
Altadis SA	545,401	23,072,879
Amadeus Global Travel Distribution SA Class A	698,415	6,536,737
Antena 3 de Television SA	232,300	4,648,259
Banco Bilbao Vizcaya Argentaria SA (1)	5,996,370	92,505,116
Banco Popular Espanol SA (1)	315,625	19,680,129
Banco Santander Central Hispano SA (1)	10,406,535	121,177,534
Cintra Concesiones de Infraestructuras de Transporte SA (1) (2)	353,500	3,787,712
Endesa SA (1)	1,732,150	37,745,690
Gas Natural SDG SA (1)	327,240	9,306,584
Grupo Ferrovial SA (1)	138,370	7,868,597
Iberdrola SA (1)	1,426,120	37,133,971
Industria de Diseno Textil SA (1)	425,210	12,603,315
Promotora de Informaciones SA (1)	247,955	4,718,237
Repsol YPF SA (1)	1,895,770	48,041,368
Sogecable SA (1) (2)	81,810	3,045,868
Telefonica SA (1)	7,990,110	135,433,751
Union Fenosa SA (1)	431,775	12,937,253
Zeltia SA (1)	332,795	2,758,171

		623,257,871

SWEDEN—2.47%
ASSA Abloy AB Class B (1)	607,679	7,846,742
Atlas Copco AB Class A (1)	216,796	9,813,147
Atlas Copco AB Class B (1)	151,500	6,272,808
Electrolux AB Class B (1)	541,146	10,899,176
Eniro AB (1)	364,769	4,134,165
Hennes & Mauritz AB Class B (1)	883,843	30,454,673
Hoganas AB Class B (1)	101,000	2,665,057
Holmen AB Class B (1) (2)	86,860	2,316,332
Lundin Petroleum AB (1) (2)	696,900	5,233,010
Modern Times Group AB Class B (1) (2)	101,000	3,104,508
Nordea AB (1)	4,059,190	38,456,564
Oriflame Cosmetics SA (2)	52,895	1,132,170
Sandvik AB (1)	445,410	17,379,292
Scania AB Class B (1)	216,914	8,387,577
Securitas AB Class B (1)	600,950	9,615,470
Skandia Forsakrings AB (1)	2,088,175	9,818,362
Skandinaviska Enskilda Banken AB Class A (1)	1,010,000	17,790,675
Skanska AB Class B (1) (2)	820,625	9,847,776
SKF AB Class B (1)	151,500	6,357,863
SSAB Svenskt Stal AB Series A (1) (2)	234,320	5,393,622
SSAB Svenskt Stal AB Series A Rights (2)	234,320	151,285
Svenska Cellulosa AB Class B (1)	308,555	10,740,181
Svenska Handelsbanken AB Class A (1)	1,062,520	23,860,768
Swedish Match AB (1)	950,915	11,211,102
Tele2 AB Class B (1)	189,375	5,967,141

Telefonaktiebolaget LM Ericsson Class B (1) (2)	26,200,915	76,858,175
TeliaSonera AB (1)	4,011,720	21,002,296
Trelleborg AB Class B (1)	367,640	5,392,205
Volvo AB Class A (1)	215,255	8,368,745
Volvo AB Class B (1)	435,815	17,616,596

		388,087,483

SWITZERLAND—7.05%
ABB Ltd. (2)	3,467,346	21,495,244
Adecco SA (1)	222,314	10,719,328
Ciba Specialty Chemicals AG (1)	182,305	11,408,898
Clariant AG Registered (1) (2)	468,156	7,314,630
Compagnie Financiere Richemont AG	950,175	28,294,934
Credit Suisse Group (1) (2)	2,095,245	87,826,222
Geberit AG Registered (1)	8,787	5,904,994
Givaudan SA Registered (1)	19,695	12,408,123
Holcim Ltd. (1)	353,500	21,469,234
Kudelski SA Bearer (2)	81,810	2,687,027
Kuoni Reisen Holding AG (1)	9,022	3,541,123
Logitech International SA Registered (1) (2)	94,477	5,428,390
Lonza Group AG Registered (1)	108,240	6,514,676
Micronas Semiconductor Holdings AG (2)	78,227	2,828,907
Nestle SA (1)	717,100	188,544,080
Nobel Biocare Holding AG	11,773	2,521,832
Nobel Biocare Holding AG (Sweden Shares) (1) (2)	32,736	7,121,716
Novartis AG (1)	4,123,830	200,571,008
Roche Holding AG Genusschein (1)	1,252,400	151,072,821
Serono SA (1)	12,154	7,774,599
Societe Generale de Surveillance Holding SA (1)	7,546	5,102,718
Sulzer AG Registered (1)	10,605	4,302,755
Swatch Group (The) AG Class B (1)	73,330	9,387,620
Swatch Group (The) AG Registered (1)	205,042	5,365,247
Swiss Re (1)	616,100	40,833,542
Swisscom AG (1)	52,291	18,075,305
Syngenta AG (2)	204,525	21,183,529
Synthes Inc.	88,640	10,044,551
UBS AG Registered (1)	1,961,490	156,859,883
Unaxis Holding AG Class R (1)	36,360	5,192,322
Zurich Financial Services AG (2)	266,135	44,823,443

		1,106,618,701

UNITED KINGDOM—25.47%
Aegis Group PLC	1,889,710	3,464,791
Aggreko PLC	443,390	1,543,349
AMEC PLC	660,540	4,074,856
AMVESCAP PLC	1,497,830	8,660,786
Anglo American PLC	2,684,580	59,527,713
ARM Holdings PLC	2,513,385	4,596,301
Associated British Ports Holdings PLC	576,205	5,065,023
AstraZeneca PLC	2,943,140	128,217,362
Aviva PLC	4,027,880	45,310,875
BAA PLC	1,924,631	21,301,567
BAE Systems PLC	5,772,225	28,139,711
Balfour Beatty PLC	930,210	5,409,772
Barclays PLC (3)	11,524,605	118,198,227
Barratt Developments PLC	522,675	5,939,629
BBA Group PLC	794,870	4,205,199
Berkeley Group Holdings PLC	291,385	4,285,175
BG Group PLC	6,968,035	53,931,683
BHP Billiton PLC	4,458,645	54,414,467
BOC Group PLC	836,556	15,498,062
Boots Group PLC	1,376,630	15,788,500
BP PLC	38,916,815	396,907,381
BPB PLC	1,019,090	8,855,938
Brambles Industries PLC	1,405,920	7,807,122
British Airways PLC (2)	1,135,240	5,160,304
British American Tobacco PLC	2,906,275	54,285,793
British Land Co. PLC	1,075,295	16,799,314
British Sky Broadcasting Group PLC	2,102,315	21,682,142

BT Group PLC	15,402,500	58,760,926
Bunzl PLC	893,345	8,650,432
Cable & Wireless PLC	4,383,400	10,025,297
Cadbury Schweppes PLC	3,694,344	37,043,095
Capita Group PLC	1,305,930	9,384,411
Carnival PLC	328,445	16,811,562
Centrica PLC	6,575,605	27,880,421
Close Brothers Group PLC	320,170	4,311,024
Cobham PLC	401,093	9,927,976
Compass Group PLC	4,189,064	18,661,617
Cookson Group PLC (2)	3,985,965	2,702,542
Corus Group PLC (2)	7,999,200	6,607,593
Daily Mail and General Trust PLC Class A	643,875	8,202,345
De La Rue PLC	389,860	2,747,550
Diageo PLC	5,385,825	79,616,637
Dixons Group PLC	3,817,800	10,354,095
Electrocomponents PLC	1,222,605	5,370,623
EMAP PLC	477,730	7,249,149
EMI Group PLC	1,621,555	7,394,106
Enterprise Inns PLC	800,034	11,131,370
Exel PLC	443,895	6,968,875
FirstGroup PLC	964,550	5,867,388
FKI PLC	1,182,205	2,105,486
Friends Provident PLC	3,918,800	12,012,648
George Wimpey PLC	887,285	6,604,803
GKN PLC	1,405,920	6,182,596
GlaxoSmithKline PLC	10,346,945	259,272,589
Great Portland Estates PLC	723,412	4,559,427
Group 4 Securicor PLC (2)	2,258,865	5,662,396
GUS PLC	1,829,615	29,143,143
Hammerson PLC	622,665	10,102,491
Hanson PLC	1,511,465	13,914,120
Hays PLC	3,092,391	7,692,770
HBOS PLC	6,980,110	102,984,386
Hilton Group PLC	3,106,760	16,228,399
HSBC Holdings PLC	19,521,280	311,505,252
ICAP PLC	1,149,380	5,762,402
IMI PLC	824,665	6,260,735
Imperial Chemical Industries PLC	2,152,815	10,351,108
Imperial Tobacco Group PLC	1,342,290	38,326,413
InterContinental Hotels Group PLC	1,297,229	15,435,309
International Power PLC (2)	2,656,805	9,247,788
Invensys PLC (2)	10,556,875	2,570,728
ITV PLC	7,329,570	16,938,482
J Sainsbury PLC	2,621,105	14,104,541
Johnson Matthey PLC	429,250	7,501,395
Kelda Group PLC	732,250	8,831,681
Kesa Electricals PLC	1,042,846	5,273,109
Kingfisher PLC	4,270,285	20,022,531
Land Securities Group PLC	937,300	23,773,182
Legal & General Group PLC	11,568,540	23,033,782
Lloyds TSB Group PLC	10,112,120	86,426,293
LogicaCMG PLC	1,504,900	4,692,145
Man Group PLC	531,260	12,317,893
Marconi Corp. PLC (2)	419,695	2,096,120
Marks & Spencer Group PLC	3,052,725	19,619,294
Misys PLC	961,520	3,709,542
Mitchells & Butlers PLC	1,243,815	7,096,992
National Express Group PLC	309,565	4,969,357
National Grid Transco PLC	5,338,355	52,482,490
Next PLC	512,575	14,469,132
Pearson PLC	1,435,210	17,406,033
Peninsular & Oriental Steam Navigation Co. PLC	1,567,520	8,038,370
Persimmon PLC	591,860	7,641,460
Pilkington PLC	2,530,555	5,219,756
Provident Financial PLC	578,225	7,354,984
Prudential Corp. PLC	4,158,170	37,325,938
Punch Taverns PLC	622,160	7,521,707
Rank Group PLC	1,552,875	7,696,344

Reckitt Benckiser PLC	1,029,695	33,294,783
Reed International PLC	2,299,325	22,462,424
Rentokil Initial PLC	3,449,655	10,294,525
Reuters Group PLC	2,628,020	19,223,748
Rexam PLC	1,054,540	9,264,703
Rio Tinto PLC	1,913,445	57,777,465
Rolls-Royce Group PLC (2)	3,055,952	13,832,654
Royal & Sun Alliance Insurance Group PLC	5,830,225	8,407,036
Royal Bank of Scotland Group PLC	5,575,200	167,600,692
SABMiller PLC	1,514,495	22,402,676
Sage Group PLC	2,469,450	9,220,567
Scottish & Newcastle PLC	1,610,950	13,945,385
Scottish & Southern Energy PLC	1,515,000	27,126,549
Scottish Power PLC	3,267,511	26,382,218
Serco Group PLC	923,140	4,200,598
Severn Trent PLC	624,937	11,565,666
Shell Transport & Trading Co. PLC	17,576,525	157,608,357
Signet Group PLC	3,255,230	6,279,335
Slough Estates PLC	1,146,855	10,470,009
Smith & Nephew PLC	1,683,273	17,279,997
Smiths Group PLC	1,070,600	17,502,965
Stagecoach Group PLC	1,458,441	2,869,041
Tate & Lyle PLC	896,880	7,965,223
Taylor Woodrow PLC	1,382,690	7,559,289
Tesco PLC	13,704,263	80,615,218
3i Group PLC	1,122,248	13,674,774
Tomkins PLC	1,535,200	7,190,922
Trinity Mirror PLC	697,405	8,484,673
Unilever PLC	4,964,655	47,125,513
United Business Media PLC	610,040	5,767,321
United Utilities PLC	1,011,010	12,251,738
Vodafone Group PLC	117,423,610	305,564,263
Whitebread PLC	635,795	10,315,520
William Hill PLC	988,285	10,164,325
Wolseley PLC	1,117,300	22,363,600
WPP Group PLC	2,017,475	21,828,239
Yell Group PLC	1,309,465	10,035,051

		3,996,144,680

TOTAL COMMON STOCKS (Cost: $13,884,156,293)		15,525,642,883

Security	Shares	Value
PREFERRED STOCKS—0.27%
GERMANY—0.22%
Fresenius Medical Care AG (1)	61,105	3,511,893
Henkel KGaA (1)	132,310	11,406,398
Porsche AG (1)	15,655	10,130,780
Prosieben Satellite Media AG (1)	202,176	3,468,678
Volkswagen AG (1)	211,090	6,635,537

		35,153,286

ITALY—0.05%
Banca Intesa SpA (1)	1,798,810	7,756,060

		7,756,060

TOTAL PREFERRED STOCKS (Cost: $38,343,934)		42,909,346

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—37.14%
COMMERCIAL PAPER (4)—10.05%
Alpine Securitization Corp.
2.80%, 05/04/05	$75,039,704	75,028,032
Amstel Funding Corp.
2.95%, 08/19/05	10,905,945	10,808,534
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	29,648,555	29,618,470
ANZ National Bank Ltd.
2.94%, 08/15/05	13,118,829	13,006,527
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	39,356,488	39,254,140
Bryant Park Funding LLC
2.75%, 05/03/05	5,247,532	5,247,131
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	87,016,933	86,994,928
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	32,797,074	32,582,960
Chariot Funding LLC
2.99%, 05/20/05	6,238,266	6,228,940
Charta LLC
2.99%, 06/16/05 - 06/21/05	55,099,084	54,881,330
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	93,143,689	93,030,340
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	48,539,669	48,422,876
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	45,915,903	45,841,705
DEPFA Bank PLC
2.28%, 05/03/05	13,118,829	13,118,000
Deutsche Bank Financial LLC
2.80%, 05/03/05	78,712,977	78,706,855
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	89,208,040	88,984,535
Fairway Finance LLC
3.15%, 09/15/05	23,339,709	23,061,967
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	52,566,362	52,503,599
Ford Credit Auto Receivables
2.74%, 05/04/05	12,856,453	12,854,496
Fortis Funding LLC
2.35%, 05/09/05	36,732,722	36,715,938
Gemini Securitization Corp.
3.02%, 06/27/05	2,623,766	2,611,440
General Electric Capital Corp.
2.74%, 07/07/05	13,118,829	13,052,929
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	57,722,850	57,644,253
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	78,712,977	77,949,902
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	105,916,181	105,704,668
Kitty Hawk Funding Corp.
2.88%, 05/04/05	19,813,368	19,810,198
Moat Funding LLC
2.74%, 05/02/05	18,366,361	18,366,361
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	34,108,957	34,104,255
Nordea North America Inc.
2.74%, 07/11/05	13,118,829	13,048,936
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	17,054,478	17,019,361
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	42,413,438	42,370,410
Santander Central Hispano
2.75%, 07/08/05	32,797,074	32,629,522
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	77,408,440	77,280,361
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	90,519,923	90,515,069

Sydney Capital Corp.
2.81%, 05/04/05	8,658,427	8,657,076
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	72,153,562	72,121,916
UBS Finance (Delaware)
2.79%, 05/04/05	20,990,127	20,986,874
Windmill Funding Corp.
2.78% - 2.80%, 05/03/05 - 05/04/05	26,473,798	26,471,118

		1,577,235,952

FLOATING RATE NOTES (4)—13.35%
Allstate Life Global Funding II
2.91%, 03/08/06 (5)	12,069,323	12,069,669
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	91,831,806	91,844,524
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	17,054,478	17,051,127
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06 (5)	100,752,610	100,757,256
BMW US Capital LLC
2.92%, 04/18/06 (5)	26,237,659	26,237,659
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	89,208,040	89,195,186
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06 (5)	68,217,913	68,215,308
Commodore CDO Ltd.
3.08%, 12/12/05	6,559,415	6,559,415
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	78,712,977	78,704,672
DEPFA Bank PLC
2.99%, 03/15/06	26,237,659	26,237,659
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06 (5)	56,935,720	56,938,407
Fairway Finance LLC
2.94%, 06/20/05	13,118,829	13,118,650
Fifth Third Bancorp
2.98%, 02/23/06 (5)	52,475,318	52,475,318
Five Finance Inc.
3.01%, 02/27/06 (5)	13,118,829	13,120,243
General Electric Capital Corp.
3.01%, 05/09/06	11,806,947	11,821,241
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	7,548,381	7,548,381
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	17,054,478	17,054,478
Hartford Life Global Funding Trust
2.94%, 04/15/06	26,237,659	26,237,659
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	78,712,977	78,712,977
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06 (5)	118,069,465	118,071,598
Leafs LLC
2.99%, 01/20/06 - 02/21/06 (5)	27,549,542	27,549,542
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06 (5)	55,099,084	55,119,940
Lothian Mortgages PLC
3.01%, 01/24/06 (5)	39,356,488	39,356,488
Marshall & Ilsley Corp.
3.09%, 02/20/06	26,237,659	26,262,927
MetLife Global Funding I
2.86%, 05/05/06 (5)	39,356,488	39,356,488
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	65,594,147	65,591,322
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06 (5)	97,079,338	97,096,256
Norddeutsche Landesbank
3.11%, 07/27/05	26,237,659	26,235,483
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06 (5)	78,712,977	78,712,977

Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	93,143,689	93,143,690
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	35,617,622	35,606,508
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06 (5)	14,430,712	14,427,960
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06 (5)	133,812,060	133,816,063
Societe Generale
2.99%, 03/30/06	22,302,010	22,295,176
SunTrust Bank
3.17%, 04/28/06	39,356,488	39,356,488
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05 (5)	71,104,056	71,102,049
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	71,469,591	71,469,591
Wells Fargo & Co.
2.92%, 05/15/06 (5)	13,118,829	13,120,468
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06 (5)	91,831,806	91,825,945
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06 (5)	112,559,557	112,552,074
Winston Funding Ltd.
3.22%, 07/23/05 (5)	18,733,687	18,733,687
World Savings Bank
2.86%, 09/09/05	9,183,181	9,182,856

		2,093,885,405

MONEY MARKET FUNDS—0.78%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(4)	104,950,636	104,950,636
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3)	3,346,805	3,346,805
BlackRock Temp Cash Money Market Fund (4)	3,800,717	3,800,717
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	10,630,425	10,630,425

		122,728,583

REPURCHASE AGREEMENTS (4)—7.63%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $656,103,818 and an effective yield of 2.97%. (6)	$655,941,472	655,941,472
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $319,042,214 and effective yields of 2.96% - 3.00%. (6)	318,963,348	318,963,348
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $222,772,778 and effective yields of 2.96% - 3.00%. (6)	222,717,580	222,717,580

		1,197,622,400

TIME DEPOSITS (4)—4.99%
American Express Centurion Bank
3.00%, 05/25/05	65,594,147	65,594,147
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	38,044,605	38,044,606
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	36,732,722	36,732,723
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	34,108,957	34,108,957
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	51,163,435	51,163,553
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	45,915,903	45,915,903
HBOS Treasury Services PLC
3.39%, 12/14/05	15,742,595	15,742,595

Natexis Banques
2.98%, 08/18/05	26,237,659	26,237,659
Norddeutsche Landesbank
2.11%, 06/07/05	26,237,659	26,237,145
Societe Generale
2.81%, 05/03/05	18,366,361	18,366,361
SunTrust Bank
2.68%, 05/03/05	26,237,659	26,237,588
Svenska Handelsbanken AB
3.00%, 06/20/05	13,118,829	13,118,829
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	80,024,860	80,023,026
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	20,990,127	20,989,908
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	169,232,887	169,232,886
Wells Fargo Bank N.A.
3.04%, 06/29/05	78,712,977	78,712,977
World Savings Bank
2.75%, 05/03/05	36,732,722	36,732,722

		783,191,585

U.S. GOVERNMENT AGENCY NOTES (4)—0.34%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	13,080,260	13,058,554
Federal National Mortgage Association
2.33%, 07/22/05	39,356,488	39,150,605

		52,209,159

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,826,873,084)		5,826,873,084

TOTAL INVESTMENTS IN SECURITIES — 136.36% (Cost: $19,749,373,311) (7)		21,395,425,313
Other Assets, Less Liabilities — (36.36%)		(5,704,781,505)

NET ASSETS — 100.00%		$15,690,643,808

ADR - American Depositary Receipts

NYS - New York Registered Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $19,809,406,726. Net unrealized appreciation aggregated $1,586,018,587, of which $1,788,298,265 represented gross unrealized appreciation on securities and $202,279,678 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS—99.74%
ADVERTISING—0.21%
ADVO Inc.	18	$519
Catalina Marketing Corp.	30	697
Donnelley (R.H.) Corp. (1)	18	1,025
Getty Images Inc. (1) (2)	27	1,932
Harte-Hanks Inc.	33	940
Interpublic Group of Companies Inc. (1) (2)	296	3,807
Omnicom Group Inc.	113	9,368
Publicis Groupe ADR	78	2,223

		20,511

AEROSPACE & DEFENSE—1.32%
AAR Corp. (1)	18	265
Alliant Techsystems Inc. (1)	24	1,660
Armor Holdings Inc. (1)	15	525
Boeing Co. (The)	440	26,189
CAE Inc.	153	702
Curtiss-Wright Corp.	6	325
Curtiss-Wright Corp. Class B	3	163
DRS Technologies Inc. (1)	15	664
EDO Corp.	9	268
Esterline Technologies Corp. (1)	33	1,067
GenCorp Inc.	24	456
General Dynamics Corp.	102	10,715
Goodrich (B.F.) Co.	72	2,902
L-3 Communications Holdings Inc.	71	5,039
Lockheed Martin Corp.	222	13,531
Moog Inc. Class A (1)	18	537
Northrop Grumman Corp.	216	11,845
Orbital Sciences Corp. (1) (2)	30	280
Raytheon Co.	258	9,703
Rockwell Collins Inc.	102	4,680
Sequa Corp. Class A (1)	3	155
Teledyne Technologies Inc. (1)	18	548
Titan Corp. (The) (1)	57	1,023
Triumph Group Inc. (1)	9	280
United Defense Industries Inc.	30	2,219
United Industrial Corp.	6	169
United Technologies Corp.	299	30,414

		126,324

AGRICULTURE—1.31%
Altria Group Inc.	1,233	80,133
Bunge Ltd.	63	3,578
Delta & Pine Land Co.	21	529
DIMON Inc.	27	161
Gallaher Group PLC ADR	110	6,847
Imperial Tobacco Group ADR	221	12,820
Loews Corp. - Carolina Group	66	2,079
Monsanto Co.	164	9,614
Reynolds American Inc. (2)	51	3,976
Standard Commercial Corp.	9	157
Tejon Ranch Co. (1)	6	266
Universal Corp.	15	685
UST Inc.	98	4,488
Vector Group Ltd. (2)	14	220

		125,553

AIRLINES—0.15%
Air France-KLM ADR	81	1,280
AirTran Holdings Inc. (1)	51	423
Alaska Air Group Inc. (1)	18	480
AMR Corp. (1) (2)	176	1,843
British Airways PLC ADR (1)	33	1,509
China Eastern Airlines Corp. Ltd. ADR (1)	9	164
China Southern Airlines Co. Ltd. ADR (1)	15	252
Continental Airlines Inc. Class B (1) (2)	101	1,196
ExpressJet Holdings Inc. (1)	15	133
KLM Royal Dutch Airlines ADR (1) (3)	27	181
LAN Airlines SA ADR	24	847
Southwest Airlines Co.	441	6,562

		14,870

APPAREL—0.32%
Benetton Group SpA ADR	18	331
Coach Inc. (1)	228	6,110
Gildan Activewear Inc. (1)	12	507
Hartmarx Corp. (1)	21	181
Jones Apparel Group Inc.	78	2,375
Kellwood Co.	18	460
Liz Claiborne Inc.	69	2,445
Nike Inc. Class B	108	8,295
Oxford Industries Inc. (2)	9	330
Phillips-Van Heusen Corp.	15	388
Polo Ralph Lauren Corp.	33	1,158
Quiksilver Inc. (1)	33	909
Reebok International Ltd. (2)	30	1,218
Russell Corp.	18	315
Skechers U.S.A. Inc. Class A (1)	12	147
Stride Rite Corp.	24	293
Timberland Co. Class A (1)	12	829
Tommy Hilfiger Corp. (1)	62	678
VF Corp.	54	3,056
Wolverine World Wide Inc.	36	730

		30,755

AUTO MANUFACTURERS—1.47%
DaimlerChrysler AG	507	19,971
Fiat SpA ADR (1)	345	2,284
Ford Motor Co.	1,089	9,921
General Motors Corp. (2)	322	8,591
Honda Motor Co. Ltd. ADR	1,143	27,546
Navistar International Corp. (1)	39	1,152
Oshkosh Truck Corp.	21	1,578
Titan International Inc. (2)	9	122
Toyota Motor Corp. ADR	945	68,711
Wabash National Corp.	41	1,045

		140,921

AUTO PARTS & EQUIPMENT—0.23%
American Axle & Manufacturing Holdings Inc.	18	359
ArvinMeritor Inc.	42	499
Autoliv Inc.	60	2,655
BorgWarner Inc.	36	1,646
Cooper Tire & Rubber Co.	45	785
Dana Corp.	93	1,062
Goodyear Tire & Rubber Co. (The) (1)	108	1,282
Johnson Controls Inc.	117	6,420
Lear Corp.	42	1,423
Magna International Inc. Class A	60	3,668
Raytech Corp. (1)	234	316
Superior Industries International Inc. (2)	42	854
Tenneco Automotive Inc. (1)	24	308
TRW Automotive Holdings Corp. (1)	15	267
Visteon Corp.	210	735

		22,279

BANKS—10.91%
ABN AMRO Holding NV ADR (2)	1,067	25,448
Allied Irish Banks PLC ADR (2)	261	10,667
AmSouth Bancorp	216	5,685
Assurant Inc.	57	1,886
Australia & New Zealand Banking Group Ltd. ADR	222	18,726
Banco Bilbao Vizcaya Argentaria SA ADR	2,100	32,508
Banco de Chile ADR	33	1,104
Banco Latinoamericano de Exportaciones SA	18	340
Banco Santander Central Hispano SA ADR (2)	3,732	43,291
Banco Santander Chile SA ADR	39	1,224
BancorpSouth Inc.	45	953
Bank of America Corp.	2,456	110,618
Bank of Hawaii Corp.	33	1,563
Bank of Ireland ADR	141	8,643
Bank of Montreal	309	13,914
Bank of New York Co. Inc. (The)	480	13,411
Bank of Nova Scotia	624	19,843
Barclays PLC ADR (2) (4)	974	40,421
BB&T Corp.	338	13,253
Canadian Imperial Bank of Commerce	228	13,532
Capitol Bancorp Ltd.	6	184
Central Pacific Financial Corp.	29	945
Chittenden Corp. (2)	30	753
City National Corp.	27	1,903
Colonial BancGroup Inc. (The)	78	1,721
Comerica Inc.	99	5,669
Commerce Bancorp Inc. (2)	96	2,687
Community Bank System Inc.	18	398
Credicorp Ltd.	21	364
Credit Suisse Group PLC ADR	738	31,085
Cullen/Frost Bankers Inc.	33	1,430
Deutsche Bank AG (2)	332	27,204
First BanCorp (Puerto Rico)	24	870
First Commonwealth Financial Corp.	36	474
First Horizon National Corp.	78	3,239
First Marblehead Corp. (The) (1)	21	809
First Republic Bank	14	438
FNB Corp. (Pennsylvania) (2)	30	568
Fremont General Corp.	42	911
Genworth Financial Inc. Class A	89	2,488
HDFC Bank Ltd. ADR	60	2,605
Hibernia Corp. Class A	96	2,998
Hong Kong & Shanghai Banking ADR	1,352	108,228
Hudson United Bancorp	27	925
ICICI Bank Ltd. ADR	186	3,363
Irwin Financial Corp. (2)	12	241
KeyCorp	258	8,555
Kookmin Bank ADR (1)	200	8,550
Lloyds TSB Group PLC ADR	863	29,989
M&T Bank Corp.	56	5,793
Marshall & Ilsley Corp.	129	5,501
Mellon Financial Corp.	267	7,393
Mitsubishi Tokyo Financial Group Inc. ADR	3,993	34,539
National Australia Bank Ltd. ADR (2)	186	21,277
National Bank of Greece SA ADR	947	6,468
National City Corp.	360	12,226
North Fork Bancorp Inc.	272	7,657
Old National Bancorp	44	840
Oriental Financial Group Inc.	35	488
PNC Financial Services Group	177	9,422
R&G Financial Corp. Class B	18	256
Regions Financial Corp. (2)	285	9,545
Royal Bank of Canada (2)	405	24,126
Sanpaolo IMI SpA ADR (2)	333	9,877
State Street Corp.	207	9,570
Sterling Bancorp	9	207
SunTrust Banks Inc.	209	15,221
Synovus Financial Corp.	156	4,373

TCF Financial Corp.	84	2,124
TD Banknorth Inc. (1)	50	1,540
Toronto-Dominion Bank	429	17,156
U.S. Bancorp	1,136	31,694
UBS AG	633	50,830
UnionBanCal Corp.	30	1,847
USB Holding Co. Inc.	9	182
Valley National Bancorp	59	1,463
W Holding Co. Inc.	72	582
Wachovia Corp.	972	49,747
Wells Fargo & Co.	1,017	60,959
Westpac Banking Corp. ADR	222	16,956
Wilmington Trust Corp.	42	1,485

		1,047,968

BEVERAGES—2.01%
Allied Domecq PLC ADR	170	8,905
Anheuser-Busch Companies Inc.	486	22,779
Boston Beer Co. Inc. Class A (1)	6	120
Brown-Forman Corp. Class A	9	506
Brown-Forman Corp. Class B	18	999
Coca Cola Bottling Co. SA ADR	66	1,775
Coca-Cola Co. (The)	1,365	59,296
Coca-Cola Enterprises Inc.	147	2,984
Coca-Cola Femsa SA ADR	18	411
Compania Cervecerias Unidas ADR	30	712
Constellation Brands Inc. (1)	54	2,846
Cott Corp. (1)	30	672
Diageo PLC ADR	441	26,350
Embotelladora Andina SA Class A ADR	36	433
Embotelladora Andina SA Class B ADR	36	483
Molson Coors Brewing Co. Class B	33	2,038
Pepsi Bottling Group Inc.	102	2,924
PepsiAmericas Inc.	51	1,259
PepsiCo Inc. (2)	1,026	57,087
Vina Concha y Toro SA ADR	6	436

		193,015

BIOTECHNOLOGY—0.27%
Applera Corp. - Celera Genomics Group (1)	96	883
Cambrex Corp.	15	285
Charles River Laboratories International Inc. (1)	51	2,416
Enzo Biochem Inc. (1) (2)	29	395
Genentech Inc. (1)	295	20,927
Millipore Corp. (1)	27	1,302

		26,208

BUILDING MATERIALS—0.54%
American Standard Companies Inc.	108	4,829
Cemex SA de CV ADR	162	5,832
Comfort Systems USA Inc. (1)	24	171
Eagle Materials Inc. (2)	6	451
Eagle Materials Inc. Class B	6	439
ElkCorp	9	247
Florida Rock Industries Inc.	24	1,394
Hanson PLC ADR	105	4,832
Lafarge North America Inc.	18	999
Lafarge SA ADR	414	9,410
Lennox International Inc.	30	586
Martin Marietta Materials Inc.	30	1,650
Masco Corp.	273	8,597
Masisa SA ADR	9	171
NCI Building Systems Inc. (1)	12	389
Rinker Group Ltd. ADR	120	5,388
Royal Group Technologies Ltd. (1)	42	403
Simpson Manufacturing Co. Inc.	24	648
Texas Industries Inc.	12	554
Trex Co. Inc. (1) (2)	6	241
USG Corp. (1) (2)	21	882
Vulcan Materials Co.	48	2,546
York International Corp.	24	939

		51,598

CHEMICALS—1.96%
Agrium Inc.	78	1,388
Air Products & Chemicals Inc.	132	7,752
Airgas Inc.	39	855
Albemarle Corp.	21	769
Arch Chemicals Inc.	15	387
Ashland Inc.	42	2,824
BASF AG ADR	329	21,352
Bayer AG ADR	440	14,190
BOC Group PLC ADR	153	5,737
Cabot Corp.	39	1,191
Ciba Specialty Chemicals AG ADR	84	2,646
Crompton Corp.	69	969
Cytec Industries Inc.	21	969
Dow Chemical Co. (The)	570	26,180
Du Pont (E.I.) de Nemours and Co.	609	28,690
Eastman Chemical Co.	48	2,592
Ecolab Inc.	114	3,729
Engelhard Corp.	78	2,389
Ferro Corp.	24	435
FMC Corp. (1)	21	1,029
Fuller (H.B.) Co.	18	546
Georgia Gulf Corp.	21	775
Grace (W.R.) & Co. (1)	36	338
Great Lakes Chemical Corp.	27	838
Hercules Inc. (1)	63	833
Imperial Chemical Industries PLC ADR	183	3,545
International Flavors & Fragrances Inc.	51	1,933
Jilin Chemical Industrial Co. Ltd. ADR (1)	6	130
Koor Industries Ltd. ADR (1)	30	355
Kronos Worldwide Inc. (2)	3	102
Lubrizol Corp.	33	1,279
Lyondell Chemical Co.	146	3,663
MacDermid Inc.	15	455
Minerals Technologies Inc.	12	784
Mosaic Co. (The) (1) (2)	63	810
NewMarket Corp. (1)	9	134
Nova Chemicals Corp.	54	1,753
Octel Corp.	50	860
Olin Corp.	42	745
OM Group Inc. (1)	18	395
PolyOne Corp. (1)	57	440
Potash Corp. of Saskatchewan	66	5,553
PPG Industries Inc.	105	7,093
Praxair Inc.	194	9,085
Rhodia SA ADR (1)	405	790
Rohm & Haas Co.	90	3,929
RPM International Inc.	72	1,242
Sensient Technologies Corp. (2)	27	540
SGL Carbon AG ADR (1)	102	382
Sherwin-Williams Co. (The)	74	3,298
Sinopec Shanghai Petrochemical Co. Ltd. ADR	15	553
Sociedad Quimica y Minera de Chile SA ADR	6	505
Spartech Corp.	18	350
Syngenta AG ADR	315	6,530
Terra Industries Inc. (1)	24	166
Valspar Corp. (The)	30	1,240
Wellman Inc.	21	226

		188,268

COAL—0.10%
Arch Coal Inc.	33	1,463
CONSOL Energy Inc.	57	2,465
Massey Energy Co.	48	1,733
Peabody Energy Corp.	78	3,414
Yanzhou Coal Mining Co. Ltd. ADR	12	828

		9,903

COMMERCIAL SERVICES—0.97%
Aaron Rents Inc.	24	527
ABM Industries Inc.	24	436
Accenture Ltd. (1)	269	5,837
Adecco SA ADR	324	3,924
ADESA Inc.	48	1,161
Administaff Inc. (2)	15	205
Alliance Data Systems Corp. (1)	27	1,091
AMN Healthcare Services Inc. (1) (2)	9	133
ARAMARK Corp. Class B	60	1,471
Arbitron Inc.	18	762
Banta Corp.	15	625
BearingPoint Inc. (1)	162	1,003
Block (H & R) Inc.	96	4,782
Bowne & Co. Inc.	21	273
Bunzl PLC ADR	57	2,810
Cendant Corp.	635	12,643
Central Parking Corp.	15	245
Chemed Corp.	6	425
ChoicePoint Inc. (1)	54	2,131
Clark Inc.	9	125
Consolidated Graphics Inc. (1)	6	275
Convergys Corp. (1)	87	1,128
Corrections Corp. of America (1)	21	795
Deluxe Corp.	44	1,757
DeVry Inc. (1) (2)	64	1,459
Dollar Thrifty Automotive Group Inc. (1)	15	508
Donnelley (R.R.) & Sons Co.	132	4,344
Equifax Inc.	87	2,928
FTI Consulting Inc. (1) (2)	27	596
Gartner Inc. Class A (1)	33	279
Gartner Inc. Class B (1)	18	151
Geo Group Inc. (The) (1)	6	158
Hewitt Associates Inc. Class A (1)	18	479
Interactive Data Corp. (1)	21	421
Iron Mountain Inc. (1)	72	2,138
ITT Educational Services Inc. (1) (2)	27	1,241
Korn/Ferry International (1)	21	302
Labor Ready Inc. (1) (2)	24	401
Landauer Inc.	6	272
Manpower Inc.	54	2,082
MAXIMUS Inc.	12	368
McKesson Corp.	168	6,216
Midas Inc. (1) (2)	9	195
MoneyGram International Inc.	54	1,048
Moody’s Corp.	74	6,078
MPS Group Inc. (1)	66	527
Navigant Consulting Inc. (1)	27	634
PHH Corp. (1)	32	715
Pre-Paid Legal Services Inc. (2)	9	321
Quanta Services Inc. (1)	45	359
Quebecor World Inc.	54	1,194
Robert Half International Inc.	105	2,606
Rollins Inc.	23	454
Service Corp. International	186	1,309
ServiceMaster Co. (The)	183	2,348
Sotheby’s Holdings Inc. Class A (1)	27	442
Spherion Corp. (1)	36	202
United Rentals Inc. (1)	78	1,434
Universal Technical Institute Inc. (1)	23	803
Valassis Communications Inc. (1)	33	1,163
Viad Corp.	15	386
Volt Information Sciences Inc. (1)	6	119
Watson Wyatt & Co. Holdings	21	554
Weight Watchers International Inc. (1) (2)	27	1,127

		92,925

COMPUTERS—2.08%
Affiliated Computer Services Inc. Class A (1)	75	3,575
Anteon International Corp. (1)	18	752
BISYS Group Inc. (The) (1)	75	1,059
CACI International Inc. Class A (1)	18	1,118
Cadence Design Systems Inc. (1)	162	2,268
Ceridian Corp. (1)	93	1,569
CGI Group Inc. (1)	210	1,182
CIBER Inc. (1) (2)	33	257
Computer Sciences Corp. (1)	114	4,957
Diebold Inc.	54	2,612
DST Systems Inc. (1)	44	1,998
Electronic Data Systems Corp.	297	5,747
EMC Corp. (1)	1,497	19,641
FactSet Research Systems Inc.	23	638
Gateway Inc. (1)	156	532
Hewlett-Packard Co. (2)	1,769	36,211
Imation Corp.	21	732
International Business Machines Corp.	1,025	78,289
Lexmark International Inc. (1)	78	5,417
Maxtor Corp. (1)	285	1,382
NCR Corp. (1)	120	3,960
Perot Systems Corp. Class A (1)	45	568
Quantum Corp. (1)	96	230
Reynolds & Reynolds Co. (The) Class A	42	1,108
Seagate Technology	137	2,408
SRA International Inc. Class A (1)	9	588
Storage Technology Corp. (1)	69	1,918
SunGard Data Systems Inc. (1)	192	6,413
TDK Corp. ADR	81	5,680
Thomson Corp.	117	3,869
Tyler Technologies Inc. (1)	24	139
Western Digital Corp. (1)	197	2,500

		199,317

COSMETICS & PERSONAL CARE—1.70%
Alberto-Culver Co.	42	1,869
Avon Products Inc.	294	11,784
Colgate-Palmolive Co.	323	16,082
Estee Lauder Companies Inc. Class A	69	2,650
Gillette Co. (The)	555	28,660
Kimberly-Clark Corp.	297	18,548
Procter & Gamble Co. (2)	1,541	83,445

		163,038

DISTRIBUTION & WHOLESALE—0.21%
Aviall Inc. (1)	21	614
Buhrmann NV ADR	81	714
Genuine Parts Co.	108	4,633
Grainger (W.W.) Inc.	51	2,820
Handleman Co.	15	260
Hughes Supply Inc.	36	940
Ingram Micro Inc. Class A (1)	75	1,249
Owens & Minor Inc.	24	696
Watsco Inc.	12	521
WESCO International Inc. (1)	9	218
Wolseley PLC ADR	180	7,339

		20,004

DIVERSIFIED FINANCIAL SERVICES—5.91%
Affiliated Managers Group Inc. (1) (2)	21	1,313
American Express Co.	680	35,836
AmeriCredit Corp. (1)	96	2,246
AMVESCAP PLC ADR	302	3,533
Bay View Capital Corp.	48	767
Bear Stearns Companies Inc. (The)	60	5,680
BlackRock Inc.	9	675
Capital One Financial Corp.	144	10,208
CapitalSource Inc. (1)	42	882
Chicago Mercantile Exchange Holdings Inc.	17	3,324
CIT Group Inc.	132	5,317
Citigroup Inc.	3,138	147,360

Countrywide Financial Corp.	342	12,377
Doral Financial Corp.	111	1,560
E*TRADE Financial Corp. (1)	228	2,533
Eaton Vance Corp.	72	1,687
Edwards (A.G.) Inc.	51	2,025
Federal Home Loan Mortgage Corp.	419	25,777
Federal National Mortgage Association	591	31,884
Federated Investors Inc. Class B	60	1,707
Financial Federal Corp.	12	424
Franklin Resources Inc.	84	5,769
Friedman, Billings, Ramsey Group Inc. Class A (2)	126	1,523
Gabelli Asset Management Inc. Class A	24	958
Goldman Sachs Group Inc. (The)	248	26,484
IndyMac Bancorp Inc.	36	1,385
Investment Technology Group Inc. (1)	30	570
Janus Capital Group Inc.	150	1,948
Jefferies Group Inc.	30	1,086
JP Morgan Chase & Co.	2,178	77,297
LaBranche & Co. Inc. (1)	104	692
Legg Mason Inc.	63	4,464
Lehman Brothers Holdings Inc.	164	15,042
MBNA Corp.	687	13,568
Merrill Lynch & Co. Inc.	522	28,151
Metris Companies Inc. (1)	36	436
Morgan Stanley	612	32,203
National Financial Partners Corp.	21	803
Nelnet Inc. Class A (1)	6	191
Nissin Co. Ltd. ADR	129	565
Nomura Holdings Inc. ADR	1,215	15,503
Nuveen Investments Inc. Class A	46	1,564
Oppenheimer Holdings Inc. Class A	6	122
ORIX Corp. ADR	104	7,062
Petrobras Energia Participaciones SA ADR (1)	54	620
Piper Jaffray Companies Inc. (1)	26	719
Providian Financial Corp. (1)	180	3,001
Raymond James Financial Inc.	36	971
Ritchie Bros. Auctioneers Inc.	18	612
Schwab (Charles) Corp. (The)	687	7,110
Shinhan Financial Group Co. Ltd. ADR	81	4,261
SLM Corp.	269	12,815
Student Loan Corp.	3	581
SWS Group Inc.	9	131
Van der Moolen Holding NV ADR	24	130
W.P. Stewart & Co. Ltd. (2)	15	331
Waddell & Reed Financial Inc. Class A	51	888
Westcorp Inc.	15	671
Woori Finance Holdings Co. Ltd. ADR	21	585

		567,927

ELECTRIC—3.76%
AES Corp. (The) (1)	431	6,930
Allegheny Energy Inc. (1) (2)	78	1,906
ALLETE Inc.	36	1,500
Alliant Energy Corp.	69	1,817
Ameren Corp.	123	6,359
American Electric Power Co. Inc.	243	8,558
Aquila Inc. (1)	120	413
Avista Corp.	27	453
Black Hills Corp.	21	720
Calpine Corp. (1) (2)	522	934
CenterPoint Energy Inc.	168	1,989
Central Vermont Public Service Corp.	9	190
CH Energy Group Inc.	9	384
Cinergy Corp.	102	4,039
Cleco Corp.	30	613
CMS Energy Corp. (1)	99	1,279
Companhia Paranaense de Energia ADR	63	328
Consolidated Edison Inc. (2)	141	6,102
Constellation Energy Group Inc.	105	5,519
Dominion Resources Inc.	201	15,155

DPL Inc.	98	2,493
DTE Energy Co. (2)	105	4,825
Duke Energy Corp.	591	17,251
Duquesne Light Holdings Inc. (2)	48	844
E.ON AG ADR	1,251	35,403
Edison International	201	7,296
El Paso Electric Co. (1)	30	585
Empire District Electric Co. (The) (2)	45	994
Empresa Nacional de Electricidad SA ADR	69	1,537
Endesa SA ADR	591	12,913
Enel SpA ADR	398	19,004
Energias de Portugal SA ADR	146	3,976
Energy East Corp.	90	2,342
Enersis SA ADR	141	1,225
Entergy Corp.	138	10,115
Exelon Corp.	408	20,196
FirstEnergy Corp.	204	8,878
FPL Group Inc.	210	8,572
Great Plains Energy Inc.	66	2,018
Hawaiian Electric Industries Inc. (2)	48	1,214
Huaneng Power International Inc. ADR	48	1,460
IDACORP Inc.	24	648
International Power PLC ADR	69	2,467
Korea Electric Power Corp. ADR	267	3,952
MDU Resources Group Inc.	66	1,784
National Grid Group PLC ADR	381	18,833
NiSource Inc.	162	3,765
Northeast Utilities (2)	78	1,428
NRG Energy Inc. (1) (2)	51	1,586
NSTAR	33	1,787
OGE Energy Corp.	54	1,490
Pepco Holdings Inc.	105	2,275
PG&E Corp.	243	8,437
Pinnacle West Capital Corp.	57	2,388
PNM Resources Inc.	36	995
PPL Corp.	111	6,023
Progress Energy Inc.	153	6,424
Public Service Enterprise Group Inc. (2)	147	8,541
Puget Energy Inc.	60	1,286
Reliant Energy Inc. (1)	171	1,739
SCANA Corp.	63	2,447
Scottish Power PLC ADR	288	9,346
Sierra Pacific Resources Corp. (1) (2)	72	779
Southern Co. (The)	453	14,926
TECO Energy Inc.	117	1,943
TransAlta Corp.	117	1,763
TXU Corp.	182	15,614
UIL Holdings Corp. (2)	9	462
UniSource Energy Corp.	21	656
Westar Energy Inc.	45	1,030
Wisconsin Energy Corp.	72	2,539
WPS Resources Corp. (2)	21	1,107
Xcel Energy Inc. (2)	246	4,226

		361,015

ELECTRICAL COMPONENTS & EQUIPMENT—0.37%
AMETEK Inc.	42	1,591
Belden CDT Inc. (2)	30	550
C&D Technologies Inc.	15	105
Emerson Electric Co.	255	15,981
Energizer Holdings Inc. (1)	51	2,905
General Cable Corp. (1)	24	292
Hitachi Ltd. ADR (2)	206	12,096
Hubbell Inc. Class B	30	1,303
Rayovac Corp. (1)	21	765

		35,588

ELECTRONICS—0.83%
Agilent Technologies Inc. (1)	273	5,665
Amphenol Corp. Class A	48	1,893

Applera Corp. - Applied Biosystems Group	129	2,735
Arrow Electronics Inc. (1)	69	1,679
AU Optronics Corp. ADR	224	3,633
Avnet Inc. (1)	108	2,040
AVX Corp.	33	359
Benchmark Electronics Inc. (1)	24	649
Brady Corp. Class A	24	712
Celestica Inc. (1) (2)	154	1,771
Checkpoint Systems Inc. (1)	21	332
CTS Corp.	21	222
Epcos AG ADR (1)	30	343
Fisher Scientific International Inc. (1)	69	4,097
Jabil Circuit Inc. (1)	102	2,815
Keithley Instruments Inc.	9	125
Koninklijke Philips Electronics NV (2)	794	19,683
Kyocera Corp. ADR	105	7,679
Mettler Toledo International Inc. (1)	27	1,238
Nam Tai Electronics Inc.	15	347
Park Electrochemical Corp.	12	266
Parker Hannifin Corp.	75	4,496
Paxar Corp. (1)	21	376
PerkinElmer Inc.	72	1,332
Rogers Corp. (1)	9	311
Solectron Corp. (1)	753	2,485
Symbol Technologies Inc.	162	2,166
Technitrol Inc.	24	312
Tektronix Inc.	51	1,105
Thermo Electron Corp. (1)	102	2,548
Thomas & Betts Corp. (1)	36	1,120
Vishay Intertechnology Inc. (1)	131	1,400
Waters Corp. (1)	75	2,972
Watts Water Technologies Inc. Class A	15	469

		79,375

ENERGY & RELATED—0.00%
Smedvig ASA Class B ADR (1)	15	234

		234

ENGINEERING & CONSTRUCTION—0.18%
ABB Ltd. ADR (1)	1,152	7,258
Chicago Bridge & Iron Co. NV	60	1,343
Dycom Industries Inc. (1)	30	698
EMCOR Group Inc. (1)	9	402
Empressa ICA Sociedad Controladora SA ADR (1)	111	249
Fluor Corp. (2)	51	2,630
Granite Construction Inc.	21	474
Grupo Aeroportuario del Sureste SA de CV ADR	15	443
Jacobs Engineering Group Inc. (1)	33	1,607
McDermott International Inc. (1)	36	731
Shaw Group Inc. (The) (1) (2)	39	705
URS Corp. (1)	18	554

		17,094

ENTERTAINMENT—0.13%
Argosy Gaming Co. (1)	18	827
DreamWorks Animation SKG Inc. Class A (1)	27	1,013
Gaylord Entertainment Co. (1) (2)	33	1,320
GTECH Holdings Corp.	72	1,762
International Game Technology Inc.	216	5,808
Intrawest Corp.	27	544
Pinnacle Entertainment Inc. (1)	21	318
Regal Entertainment Group Class A	24	487
Speedway Motorsports Inc.	9	309
Vail Resorts Inc. (1)	12	310

		12,698

ENVIRONMENTAL CONTROL—0.36%
Aleris International Inc. (1)	9	193
Calgon Carbon Corp.	21	181
Mine Safety Appliances Co.	20	714

Nalco Holding Co. (1)	42	756
Republic Services Inc.	75	2,595
Vivendi Universal SA ADR (2)	653	19,361
Waste Connections Inc. (1)	27	951
Waste Management Inc.	329	9,373

		34,124

FOOD—2.10%
Albertson’s Inc. (2)	198	3,918
American Italian Pasta Co. Class A (2)	12	284
Archer-Daniels-Midland Co.	366	6,584
Cadbury Schweppes PLC ADR	318	12,927
Campbell Soup Co.	159	4,729
Chiquita Brands International Inc. (2)	24	601
ConAgra Foods Inc.	333	8,908
Corn Products International Inc.	42	925
Dean Foods Co. (1)	96	3,299
Del Monte Foods Co. (1)	123	1,283
Distribucion y Servicio D&S SA ADR	26	493
Flowers Foods Inc.	27	779
Fresh Del Monte Produce Inc. (2)	15	434
General Mills Inc.	216	10,670
Groupe Danone ADR	774	14,513
Gruma SA de CV ADR	21	169
Heinz (H.J.) Co.	219	8,070
Hershey Co. (The)	108	6,901
Hormel Foods Corp.	45	1,401
Kellogg Co.	147	6,608
Koninklijke Ahold NV ADR (1)	960	7,286
Kraft Foods Inc.	152	4,926
Kroger Co. (1)	420	6,623
McCormick & Co. Inc.	6	206
McCormick & Co. Inc. NVS	75	2,594
Pilgrim’s Pride Corp.	21	758
Ralcorp Holdings Inc.	18	713
Ruddick Corp.	24	539
Safeway Inc. (1)	273	5,812
Sara Lee Corp.	489	10,460
Smithfield Foods Inc. (1)	54	1,634
Smucker (J.M.) Co. (The)	33	1,637
SUPERVALU Inc.	84	2,651
Sysco Corp.	395	13,667
Tootsie Roll Industries Inc.	15	463
Tyson Foods Inc. Class A	144	2,432
Unilever NV NYS	351	22,615
Unilever PLC ADR	450	17,262
Weis Markets Inc.	6	227
Wimm-Bill-Dann Foods OJSC ADR (1)	12	208
Wrigley (William Jr.) Co.	84	5,807

		202,016

FOOD SERVICE—0.02%
Sodexho Alliance SA ADR	60	1,997

		1,997

FOREST PRODUCTS & PAPER—0.55%
Abitibi-Consolidated Inc.	210	890
Aracruz Celulose SA ADR	27	829
Bowater Inc.	33	1,072
Buckeye Technologies Inc. (1)	21	166
Deltic Timber Corp.	21	744
Domtar Inc.	159	1,320
Georgia-Pacific Corp.	138	4,729
Glatfelter Co.	18	215
International Paper Co.	296	10,150
Longview Fibre Co.	33	610
Louisiana-Pacific Corp.	60	1,476
MeadWestvaco Corp.	150	4,418
Neenah Paper Inc.	9	271
Pope & Talbot Inc.	9	117

Potlatch Corp. (2)	18	850
Rock-Tenn Co. Class A	15	152
Sappi Ltd. ADR	129	1,287
Schweitzer-Mauduit International Inc.	9	263
Stora Enso OYJ ADR	396	5,263
Temple-Inland Inc.	66	2,228
UPM-Kymmene OYJ ADR	324	6,506
Wausau-Mosinee Paper Corp. (2)	30	398
Weyerhaeuser Co.	128	8,782

		52,736

GAS—0.27%
AGL Resources Inc.	36	1,246
Atmos Energy Corp.	33	868
Energen Corp.	21	1,301
KeySpan Corp.	99	3,755
Laclede Group Inc. (The)	12	328
New Jersey Resources Corp.	18	780
Nicor Inc. (2)	27	998
Northwest Natural Gas Co.	15	533
ONEOK Inc.	60	1,732
Peoples Energy Corp.	24	950
Piedmont Natural Gas Co. (2)	42	964
Sempra Energy	123	4,967
South Jersey Industries Inc.	23	1,250
Southern Union Co. (1)	66	1,580
Southwest Gas Corp.	21	514
UGI Corp.	30	1,507
Vectren Corp.	48	1,296
WGL Holdings Inc.	30	909

		25,478

HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	18	448
Black & Decker Corp.	48	4,014
Kennametal Inc.	21	951
Nidec Corp. ADR	144	4,238
Snap-On Inc.	33	1,095
Stanley Works (The)	51	2,195

		12,941

HEALTH CARE-PRODUCTS—2.90%
Advanced Medical Optics Inc. (1)	18	666
Alcon Inc. (1)	48	4,656
Bard (C.R.) Inc.	66	4,697
Bausch & Lomb Inc.	33	2,475
Baxter International Inc.	375	13,913
Beckman Coulter Inc.	39	2,602
Becton, Dickinson & Co.	144	8,427
Boston Scientific Corp. (1)	363	10,738
Cantel Medical Corp. (1)	9	239
Cooper Companies Inc.	21	1,419
Diagnostic Products Corp.	15	728
DJ Orthopedics Inc. (1)	12	302
Edwards Lifesciences Corp. (1) (2)	36	1,585
Fresenius Medical Care AG ADR	63	1,688
Guidant Corp.	192	14,223
Haemonetics Corp. (1)	15	642
Hillenbrand Industries Inc.	36	1,988
Invacare Corp.	18	737
Johnson & Johnson	1,794	123,122
Luxottica Group SpA ADR	72	1,434
Medtronic Inc.	734	38,682
Mentor Corp.	24	881
Oakley Inc.	15	200
ResMed Inc. (1)	21	1,304
Smith & Nephew PLC ADR	117	6,015
St. Jude Medical Inc. (1) (2)	216	8,430
Steris Corp. (1)	42	995
Stryker Corp.	173	8,399

Sybron Dental Specialties Inc. (1)	24	894
Varian Medical Systems Inc. (1)	84	2,834
Viasys Healthcare Inc. (1)	15	319
VISX Inc. (1)	27	644
West Pharmaceutical Services Inc.	18	474
Zimmer Holdings Inc. (1)	150	12,213

		278,565

HEALTH CARE-SERVICES—1.47%
Aetna Inc.	186	13,647
AMERIGROUP Corp. (1)	30	1,054
Apria Healthcare Group Inc. (1)	33	993
Beverly Enterprises Inc. (1)	66	774
Centene Corp. (1)	24	668
Community Health Systems Inc. (1)	57	2,078
Covance Inc. (1)	39	1,780
Coventry Health Care Inc. (1)	59	4,037
DaVita Inc. (1)	60	2,418
Extendicare Inc. Class A	36	481
HCA Inc.	245	13,681
Health Management Associates Inc. Class A	150	3,710
Health Net Inc. (1)	69	2,348
Humana Inc. (1)	99	3,430
Laboratory Corp. of America Holdings (1)	87	4,307
Manor Care Inc.	54	1,801
MDS Inc.	87	1,235
Molina Healthcare Inc. (1)	9	394
PacifiCare Health Systems Inc. (1)	51	3,048
Pediatrix Medical Group Inc. (1)	15	1,021
Quest Diagnostics Inc.	48	5,078
RehabCare Group Inc. (1)	9	270
Renal Care Group Inc. (1)	45	1,717
Sierra Health Services Inc. (1) (2)	15	970
Sunrise Senior Living Inc. (1)	12	615
Tenet Healthcare Corp. (1)	288	3,447
Triad Hospitals Inc. (1) (2)	48	2,460
UnitedHealth Group Inc.	405	38,277
Universal Health Services Inc. Class B	30	1,702
WellChoice Inc. (1)	15	843
WellPoint Inc. (1)	180	22,995

		141,279

HOLDING COMPANIES - DIVERSIFIED—0.69%
Berkshire Hathaway Inc. Class B (1)	20	55,960
Brascan Corp.	132	4,755
Enodis PLC ADR (1)	48	352
Grupo IMSA SA de CV ADR	4	80
Leucadia National Corp.	41	1,426
Quinenco SA ADR	51	607
Tomkins PLC ADR	120	2,290
Walter Industries Inc.	33	1,132

		66,602

HOME BUILDERS—0.36%
Beazer Homes USA Inc. (2)	27	1,231
Brookfield Homes Corp.	9	386
Centex Corp.	78	4,502
Champion Enterprises Inc. (1)	36	340
D.R. Horton Inc.	168	5,124
Fleetwood Enterprises Inc. (1) (2)	104	795
Hovnanian Enterprises Inc. Class A (1)	21	1,066
KB Home	48	2,736
Lennar Corp. Class A	75	3,860
Levitt Corp. Class A	9	226
M.D.C. Holdings Inc.	20	1,308
M/I Homes Inc.	6	274
Meritage Homes Corp. (1)	12	759
Monaco Coach Corp.	18	255
Pulte Homes Inc. (2)	63	4,501
Ryland Group Inc.	30	1,842

Standard-Pacific Corp.	18	1,289
Thor Industries Inc. (2)	24	647
Toll Brothers Inc. (1)	30	2,274
WCI Communities Inc. (1)	24	673
William Lyon Homes Inc. (1)	3	265
Winnebago Industries Inc.	21	612

		34,965

HOME FURNISHINGS—0.62%
Ethan Allen Interiors Inc. (2)	24	723
Furniture Brands International Inc. (2)	33	640
Harman International Industries Inc.	42	3,300
La-Z-Boy Inc. (2)	33	391
Leggett & Platt Inc.	120	3,235
Matsushita Electric Industrial Co. Ltd. ADR	1,515	22,195
Natuzzi SpA ADR	18	165
Pioneer Corp. ADR	99	1,683
Sony Corp. ADR (2)	573	21,035
Tempur-Pedic International Inc. (1) (2)	12	229
Thomson SA ADR	165	4,079
Whirlpool Corp.	36	2,234

		59,909

HOUSEHOLD PRODUCTS & WARES—0.26%
American Greetings Corp. Class A	39	883
Avery Dennison Corp.	60	3,141
Blyth Inc.	21	576
Church & Dwight Co. Inc.	36	1,297
Clorox Co.	119	7,533
Ennis Inc.	9	140
Fortune Brands Inc.	90	7,612
Harland (John H.) Co.	18	648
Jarden Corp. (1)	15	670
Playtex Products Inc. (1)	24	244
Scotts Miracle-Gro Co. (The) Class A (1)	12	869
Tupperware Corp. (2)	33	696
Yankee Candle Co. Inc. (The) (1)	33	917

		25,226

HOUSEWARES—0.05%
Libbey Inc.	9	158
Newell Rubbermaid Inc.	171	3,716
Toro Co.	30	1,240

		5,114

INSURANCE—4.85%
ACE Ltd.	174	7,475
Aegon NV ADR (2)	857	10,764
AFLAC Inc.	309	12,561
Alleghany Corp. (1)	3	810
Allianz AG ADR	2,149	25,788
Allmerica Financial Corp. (1)	33	1,108
Allstate Corp. (The)	420	23,587
Ambac Financial Group Inc.	66	4,412
American Equity Investment Life Holding Co. (2)	12	143
American Financial Group Inc.	24	746
American International Group Inc.	1,399	71,139
AmerUs Group Co. (2)	24	1,128
AON Corp.	171	3,565
Aspen Insurance Holdings Ltd.	35	956
Assured Guaranty Ltd.	45	858
AXA ADR (2)	917	22,668
Axis Capital Holdings Ltd.	75	1,995
Berkley (W.R.) Corp.	68	2,210
Bristol West Holdings Inc.	9	136
Brown & Brown Inc.	36	1,575
China Life Insurance Co. Ltd. ADR (1)	117	3,093
Chubb Corp.	117	9,568
CIGNA Corp.	87	8,002
CNA Financial Corp. (1)	18	494

Commerce Group Inc.	18	1,063
Conseco Inc. (1)	105	2,020
Delphi Financial Group Inc. Class A	18	747
Endurance Specialty Holdings Ltd.	27	977
Everest Re Group Ltd.	33	2,713
Fairfax Financial Holdings Ltd.	12	1,560
FBL Financial Group Inc. Class A	18	472
Fidelity National Financial Inc.	93	2,986
First American Corp.	42	1,504
Gallagher (Arthur J.) & Co.	57	1,587
Hartford Financial Services Group Inc.	177	12,809
HCC Insurance Holdings Inc.	36	1,281
Hilb, Rogal & Hobbs Co. (2)	18	630
Horace Mann Educators Corp.	27	442
Hub International Ltd.	18	343
ING Groep NV ADR (2)	1,184	32,453
Jefferson-Pilot Corp.	80	4,017
Kingsway Financial Services Inc.	36	568
LandAmerica Financial Group Inc.	12	595
Lincoln National Corp.	111	4,992
Loews Corp.	77	5,458
Manulife Financial Corp.	491	22,512
Markel Corp. (1)	6	2,059
Marsh & McLennan Companies Inc.	306	8,577
MBIA Inc.	90	4,714
Mercury General Corp.	15	793
MetLife Inc.	242	9,414
MGIC Investment Corp.	60	3,540
Montpelier Re Holdings Ltd.	24	797
Nationwide Financial Services Inc.	36	1,275
Odyssey Re Holdings Corp. (2)	9	205
Old Republic International Corp.	105	2,478
PartnerRe Ltd.	33	1,923
Penn Treaty American Corp. (1)	384	860
Phoenix Companies Inc. (2)	57	646
Platinum Underwriters Holdings Ltd.	18	533
PMI Group Inc. (The)	54	1,899
Principal Financial Group Inc.	186	7,269
ProAssurance Corp. (1)	15	563
Progressive Corp. (The)	111	10,131
Protective Life Corp.	39	1,491
Prudential Financial Inc.	306	17,488
Prudential PLC ADR	692	12,560
PXRE Group Ltd.	33	778
Radian Group Inc.	57	2,533
Reinsurance Group of America Inc.	15	671
RenaissanceRe Holdings Ltd.	42	1,880
RLI Corp.	12	515
Royal & Sun Alliance Insurance Group ADR	357	2,660
SCOR ADR (1)	765	1,492
Scottish Re Group Ltd.	18	423
St. Paul Travelers Companies Inc.	410	14,678
StanCorp Financial Group Inc.	18	1,377
Stewart Information Services Corp.	9	324
Sun Life Financial Services of Canada Inc.	363	11,297
Torchmark Corp.	69	3,687
Transatlantic Holdings Inc.	15	862
21st Century Insurance Group	15	198
UICI	21	488
Unitrin Inc.	27	1,229
UNUMProvident Corp.	165	2,759
White Mountains Insurance Group Ltd.	5	3,135
Willis Group Holdings Ltd.	90	3,011
XL Capital Ltd. Class A	84	5,905
Zenith National Insurance Corp.	6	345

		465,972

INTERNET—0.03%
McAfee Inc. (1)	99	2,070
ProQuest Co. (1)	15	487

		2,557

IRON & STEEL—0.28%
AK Steel Holding Corp. (1)	132	957
Allegheny Technologies Inc.	42	941
Carpenter Technology Corp.	12	664
Cleveland-Cliffs Inc.	12	696
Companhia Siderurgica Nacional SA ADR	96	2,100
IPSCO Inc.	30	1,419
Mittal Steel Co. NV Class A NYS (1)	44	1,054
Nucor Corp.	89	4,548
Oregon Steel Mills Inc. (1)	48	798
POSCO ADR	207	9,425
Reliance Steel & Aluminum Co.	18	679
Ryerson Tull Inc. (2)	15	157
United States Steel Corp. (2)	77	3,293

		26,731

LEISURE TIME—0.31%
Brunswick Corp.	54	2,268
Carnival Corp.	251	12,269
Harley-Davidson Inc.	189	8,887
K2 Inc. (1)	21	267
Nautilus Inc. (2)	18	447
Polaris Industries Inc.	27	1,554
Royal Caribbean Cruises Ltd. (2)	60	2,521
Sabre Holdings Corp.	87	1,702
WMS Industries Inc. (1) (2)	12	305

		30,220

LODGING—0.45%
Aztar Corp. (1)	21	574
Boyd Gaming Corp.	24	1,267
Caesars Entertainment Inc. (1)	162	3,232
Choice Hotels International Inc.	12	726
Fairmont Hotels & Resorts Inc.	48	1,505
Four Seasons Hotels Inc.	12	762
Harrah’s Entertainment Inc.	69	4,528
Hilton Hotels Corp.	234	5,108
InterContinental Hotels Group PLC ADR	405	4,820
Kerzner International Ltd. (1)	9	496
La Quinta Corp. (1)	102	887
Marcus Corp.	12	230
Marriott International Inc. Class A	114	7,154
MGM Mirage (1)	39	2,723
Orient-Express Hotels Ltd.	9	236
Starwood Hotels & Resorts Worldwide Inc.	126	6,847
Station Casinos Inc.	33	2,129

		43,224

MACHINERY—0.53%
AGCO Corp. (1)	48	826
Albany International Corp. Class A	15	470
Applied Industrial Technologies Inc.	18	502
Briggs & Stratton Corp.	30	971
Cascade Corp.	6	189
Caterpillar Inc.	207	18,226
CNH Global NV	12	216
Cummins Inc. (2)	21	1,428
Deere & Co.	153	9,569
Flowserve Corp. (1)	33	916
Gardner Denver Inc. (1)	9	329
Global Power Equipment Group Inc. (1)	21	190
Graco Inc.	45	1,520
IDEX Corp.	27	1,006
JLG Industries Inc.	27	550
Kadant Inc. (1)	9	155
Kubota Corp. ADR	153	3,917
Manitowoc Co. Inc. (The)	18	720
Metso OYJ ADR	63	1,150

NACCO Industries Inc.	3	312
Pfeiffer Vacuum Technology AG ADR	6	285
Robbins & Myers Inc.	6	131
Rockwell Automation Inc.	102	4,715
Stewart & Stevenson Services Inc.	15	360
Terex Corp. (1)	30	1,121
Thomas Industries Inc.	9	355
Unova Inc. (1)	30	533
Wabtec Corp.	24	480

		51,142

MANUFACTURING—4.58%
Actuant Corp. Class A (1)	15	639
Acuity Brands Inc.	27	646
Ameron International Corp.	6	198
AptarGroup Inc.	21	1,013
Barnes Group Inc. (2)	12	345
Blount International Inc. (1)	18	267
Brink’s Co. (The)	33	1,065
Carlisle Companies Inc.	18	1,293
CLARCOR Inc.	15	759
Cooper Industries Ltd.	56	3,565
Crane Co.	36	922
Danaher Corp.	152	7,696
Donaldson Co. Inc.	48	1,428
Dover Corp.	126	4,581
Eastman Kodak Co. (2)	177	4,425
Eaton Corp.	93	5,454
EnPro Industries Inc. (1)	12	302
ESCO Technologies Inc. (1)	9	660
Federal Signal Corp. (2)	30	421
General Electric Co.	6,416	232,259
Griffon Corp. (1)	18	345
Harsco Corp.	24	1,288
Hexcel Corp. (1)	62	1,017
Honeywell International Inc.	485	17,344
Illinois Tool Works Inc.	156	13,076
Ingersoll-Rand Co. Class A	105	8,071
ITT Industries Inc.	57	5,156
Jacuzzi Brands Inc. (1)	45	407
Myers Industries Inc.	18	173
Pall Corp.	78	2,093
Pentair Inc.	60	2,387
Roper Industries Inc.	33	2,233
Siemens AG ADR	509	37,422
Smith (A.O.) Corp.	12	342
SPX Corp.	54	2,089
Standex International Corp.	6	157
Teleflex Inc.	21	1,123
Textron Inc.	72	5,425
3M Co.	431	32,959
Tredegar Corp.	15	244
Trinity Industries Inc.	24	560
Tyco International Ltd.	1,218	38,136

		439,985

MEDIA—2.86%
Belo (A.H.) Corp.	60	1,406
British Sky Broadcasting Group PLC ADR	195	8,135
Cablevision Systems Corp. (1)	117	3,036
CanWest Global Communications Corp. (1)	18	196
Citadel Broadcasting Corp. (1)	86	1,081
Clear Channel Communications Inc.	329	10,508
Corus Entertainment Inc. Class B	24	578
Cox Radio Inc. Class A (1)	24	377
DIRECTV Group Inc. (The) (1)	564	7,964
Dow Jones & Co. Inc.	24	803
Entercom Communications Corp. (1)	24	774
Entravision Communications Corp. (1)	30	236
4Kids Entertainment Inc. (1) (2)	9	181

Gannett Co. Inc.	165	12,705
Gray Television Inc.	27	355
Grupo Televisa SA ADR	81	4,551
Hearst-Argyle Television Inc.	18	452
Hollinger International Inc.	39	369
Journal Communications Inc. Class A	12	185
Journal Register Co. (1)	24	380
Knight Ridder Inc. (2)	48	3,106
Lee Enterprises Inc.	21	872
Liberty Corp.	9	326
Liberty Media Corp. Class A	1,665	16,717
Lin TV Corp. Class A (1)	15	234
McClatchy Co. (The) Class A	12	848
McGraw-Hill Companies Inc. (The)	116	10,101
Media General Inc. Class A	21	1,287
Meredith Corp.	24	1,128
Nelson (Thomas) Inc.	6	144
New York Times Co. Class A	93	3,102
News Corp. Class A	1,277	19,513
News Corp. Class B (2)	396	6,304
Pearson PLC ADR	495	6,064
Primedia Inc. (1)	66	292
Pulitzer Inc.	21	1,337
Readers Digest Association Inc. (The)	54	918
Reed Elsevier NV ADR (2)	204	5,904
Reed Elsevier PLC ADR	198	7,817
Rogers Communications Inc. Class B	123	3,537
Saga Communications Inc. (1)	12	177
Scripps (E.W.) Co. Class A	48	2,445
Shaw Communications Inc. Class B	123	2,387
Time Warner Inc. (1) (2)	2,693	45,269
Tribune Co.	129	4,979
TV Azteca SA de CV	63	503
Univision Communications Inc. Class A (1) (2)	160	4,206
Viacom Inc. Class A	27	939
Viacom Inc. Class B	893	30,916
Walt Disney Co. (The)	1,247	32,921
Washington Post Co. (The) Class B	5	4,321
Westwood One Inc. (1)	48	878
Wiley (John) & Sons Inc. Class A	24	868

		274,632

METAL FABRICATE & HARDWARE—0.09%
CIRCOR International Inc.	9	214
Commercial Metals Co.	30	765
Kaydon Corp.	45	1,235
Madeco SA ADR (1)	15	149
Mueller Industries Inc.	21	544
NS Group Inc. (1)	12	345
Precision Castparts Corp.	39	2,873
Quanex Corp.	14	706
Timken Co. (The)	42	1,043
Valmont Industries Inc.	9	209
Worthington Industries Inc.	42	683

		8,766

MINING—1.73%
Agnico-Eagle Mines Ltd.	51	671
Alcan Inc.	224	7,262
Alcoa Inc.	524	15,206
Alumina Ltd. ADR	180	3,269
Aluminum Corp. of China Ltd. ADR (1)	15	819
AMCOL International Corp.	15	287
AngloGold Ashanti Ltd. ADR	80	2,542
Barrick Gold Corp. (2)	330	7,366
BHP Billiton Ltd. ADR	1,161	29,350
BHP Billiton PLC ADR	765	18,781
Brush Engineered Materials Inc. (1)	9	129
Cameco Corp.	108	4,199
Companhia Vale do Rio Doce ADR	189	5,094

Compania de Minas Buenaventura SA ADR	75	1,601
Compass Minerals International Inc.	9	217
Corus Group PLC (1)	273	2,269
Freeport-McMoRan Copper & Gold Inc.	102	3,535
Glamis Gold Ltd. (1)	81	1,113
Gold Fields Ltd. ADR	222	2,209
Goldcorp Inc.	114	1,475
Harmony Gold Mining Co. Ltd. ADR	159	997
Hecla Mining Co. (1)	69	322
Inco Ltd. (1)	117	4,182
Kinross Gold Corp. (1)	213	1,140
Meridian Gold Inc. (1)	96	1,463
Newmont Mining Corp.	266	10,100
Noranda Inc.	108	2,023
Novelis Inc.	44	946
Owens-Illinois Inc. (1)	99	2,427
Phelps Dodge Corp.	57	4,893
Placer Dome Inc.	255	3,407
Rio Tinto PLC ADR	159	19,175
RTI International Metals Inc. (1)	12	270
Southern Peru Copper Corp. (2)	23	1,176
Stillwater Mining Co. (1)	108	788
USEC Inc.	51	671
WMC Resources Ltd. ADR	177	4,411

		165,785

OFFICE & BUSINESS EQUIPMENT—0.43%
Canon Inc. ADR	503	26,176
IKON Office Solutions Inc.	90	779
Imagistics International Inc. (1)	9	242
Pitney Bowes Inc.	144	6,440
Xerox Corp. (1)	557	7,380

		41,017

OFFICE FURNISHINGS—0.02%
HNI Corp.	30	1,520
Steelcase Inc. Class A	27	355

		1,875

OIL & GAS—10.91%
Amerada Hess Corp.	51	4,776
Anadarko Petroleum Corp.	150	10,956
Apache Corp.	198	11,145
Atwood Oceanics Inc. (1)	23	1,313
Berry Petroleum Co. Class A	12	561
BG Group PLC ADR	428	16,713
BP PLC ADR	2,202	134,102
Burlington Resources Inc.	246	11,958
Cabot Oil & Gas Corp.	32	942
Callon Petroleum Co. (1)	9	122
Canadian Natural Resources Ltd.	168	8,323
Chesapeake Energy Corp.	147	2,828
ChevronTexaco Corp.	1,250	65,000
China Petroleum & Chemical Corp. ADR	83	3,253
Cimarex Energy Co. (1) (2)	24	852
CNOOC Ltd. ADR	69	3,714
Comstock Resources Inc. (1)	21	531
ConocoPhillips	383	40,158
Denbury Resources Inc. (1)	33	1,047
Devon Energy Corp.	281	12,693
Diamond Offshore Drilling Inc. (2)	39	1,720
EnCana Corp.	287	18,328
Encore Acquisition Co. (1)	27	991
Energy Partners Ltd. (1)	18	411
ENI-Ente Nazionale Idrocarburi SpA ADR	309	38,767
ENSCO International Inc.	93	3,032
EOG Resources Inc.	144	6,847
Exxon Mobil Corp.	3,939	224,641
Forest Oil Corp. (1)	33	1,271
Frontier Oil Corp.	15	631

Giant Industries Inc. (1)	6	157
GlobalSantaFe Corp.	117	3,931
Harvest Natural Resources Inc. (1)	21	227
Helmerich & Payne Inc.	30	1,153
Houston Exploration Co. (1)	21	1,070
KCS Energy Inc. (1)	30	421
Kerr-McGee Corp. (2)	77	5,975
Magnum Hunter Resources Inc. (1)	33	476
Marathon Oil Corp.	192	8,941
McMoRan Exploration Co. (1) (2)	48	865
Meridian Resource Corp. (The) (1)	30	121
Murphy Oil Corp.	54	4,811
Newfield Exploration Co. (1)	30	2,131
Nexen Inc.	66	3,152
Noble Corp.	83	4,225
Noble Energy Inc.	33	2,116
Norsk Hydro ASA ADR	92	7,214
Occidental Petroleum Corp.	234	16,146
Parker Drilling Co. (1)	57	304
Patina Oil & Gas Corp.	39	1,498
Penn Virginia Corp.	12	493
Petro-Canada	135	7,490
PetroChina Co. Ltd. ADR	93	5,553
PetroKazakhstan Inc. Class A	36	1,045
Petroleo Brasileiro SA ADR	174	7,296
Pioneer Natural Resources Co.	95	3,863
Plains Exploration & Production Co. (1)	42	1,352
Pogo Producing Co.	36	1,620
Precision Drilling Corp. (1)	33	2,382
Premcor Inc.	57	3,771
Pride International Inc. (1)	72	1,606
Quicksilver Resources Inc. (1) (2)	18	924
Range Resources Corp.	36	815
Remington Oil & Gas Corp. (1)	12	350
Repsol YPF SA ADR	597	15,098
Rowan Companies Inc.	66	1,751
Royal Dutch Petroleum Co. NYS	1,271	74,036
Sasol Ltd. ADR	288	6,696
Shell Transport & Trading Co. PLC	996	53,655
Southwestern Energy Co. (1)	21	1,234
Spinnaker Exploration Co. (1)	33	1,056
St. Mary Land & Exploration Co. (2)	36	781
Statoil ASA ADR	315	5,509
Stone Energy Corp. (1)	32	1,438
Suncor Energy Inc.	279	10,284
Sunoco Inc.	48	4,764
Swift Energy Co. (1)	18	474
Talisman Energy Inc. (2)	234	7,055
Tatneft ADR (2)	33	1,094
Tesoro Corp. (1)	39	1,484
Total SA ADR (2)	725	80,410
Transocean Inc. (1)	194	8,996
Unit Corp. (1)	24	921
Unocal Corp.	159	8,673
Valero Energy Corp.	165	11,307
Vintage Petroleum Inc.	33	953
Whiting Petroleum Corp. (1)	12	363
XTO Energy Inc.	219	6,607
Yacimientos Petroliferos Fiscales SA ADR	243	12,549

		1,048,308

OIL & GAS SERVICES—0.90%
Advantest Corp. ADR	195	3,416
Baker Hughes Inc.	207	9,133
BJ Services Co.	99	4,826
CARBO Ceramics Inc.	6	398
Compagnie Generale de Geophysique SA ADR (1)	33	518
Cooper Cameron Corp. (1)	33	1,813
Core Laboratories NV (1)	18	425
Dril-Quip Inc. (1)	21	612

FMC Technologies Inc. (1)	39	1,183
Grant Prideco Inc. (1)	69	1,528
Halliburton Co.	298	12,394
Hanover Compressor Co. (1)	39	404
Input/Output Inc. (1) (2)	140	846
Lone Star Technologies Inc. (1)	18	701
Maverick Tube Corp. (1)	27	785
National Oilwell Varco Inc. (1)	104	4,133
Newpark Resources Inc. (1)	51	307
Oceaneering International Inc. (1)	15	492
Oil States International Inc. (1)	15	305
RPC Inc.	9	131
Schlumberger Ltd.	359	24,559
Seacor Holdings Inc. (1) (2)	12	684
Smedvig ASA Class A ADR (1)	21	368
Smith International Inc.	63	3,665
Superior Energy Services Inc. (1)	33	491
Technip-Coflexip SA ADR	68	2,894
Tenaris SA ADR	33	1,886
Tetra Technologies Inc. (1)	15	405
Tidewater Inc.	33	1,138
Universal Compression Holdings Inc. (1)	9	316
Veritas DGC Inc. (1)	38	973
Weatherford International Ltd. (1)	81	4,224
W-H Energy Services Inc. (1)	18	396
Willbros Group Inc. (1)	12	206

		86,555

PACKAGING & CONTAINERS—0.15%
Ball Corp.	63	2,489
Bemis Co. Inc.	66	1,819
Chesapeake Corp.	12	233
Cristalerias de Chile SA ADR	6	167
Crown Holdings Inc. (1)	102	1,535
Graphic Packaging Corp. (1)	72	233
Greif Brothers Corp. Class B	3	193
Greif Inc. Class A	6	416
Intertape Polymer Group Inc. (1)	18	143
Packaging Corp. of America	39	873
Pactiv Corp. (1)	96	2,058
Sealed Air Corp. (1)	54	2,616
Sonoco Products Co.	60	1,625

		14,400

PHARMACEUTICALS—7.24%
Abbott Laboratories	945	46,456
Allergan Inc.	81	5,702
Alpharma Inc. Class A	65	614
Altana AG ADR	42	2,631
AmerisourceBergen Corp.	69	4,228
AstraZeneca PLC ADR (2)	947	41,621
Barr Pharmaceuticals Inc. (1)	54	2,800
Biovail Corp. (1)	90	1,246
Bristol-Myers Squibb Co.	1,179	30,654
Cardinal Health Inc.	263	14,615
Caremark Rx Inc. (1)	282	11,294
Dr. Reddy’s Laboratories Ltd. ADR	36	546
Forest Laboratories Inc. (1)	235	8,385
GlaxoSmithKline PLC ADR	1,779	89,928
Hospira Inc. (1)	96	3,221
Kinetic Concepts Inc. (1)	35	2,151
K-V Pharmaceutical Co. Class A (1)	44	1,030
Lilly (Eli) & Co.	584	34,146
Medco Health Solutions Inc. (1)	168	8,563
Medicis Pharmaceutical Corp. Class A	33	927
Merck & Co. Inc.	1,361	46,138
Mylan Laboratories Inc.	171	2,822
NBTY Inc. (1)	54	1,151
Novartis AG ADR	1,515	73,826
Novo-Nordisk A/S ADR (2)	177	9,004

Omnicare Inc.	72	2,496
Par Pharmaceutical Companies Inc. (1)	21	631
Pfizer Inc.	4,617	125,444
Sanofi-Aventis ADR (2)	1,229	54,531
Schering AG ADR	105	6,930
Schering-Plough Corp.	909	18,971
Serono SA ADR	174	2,774
Valeant Pharmaceuticals International	51	1,058
Watson Pharmaceuticals Inc. (1)	72	2,160
Wyeth	807	36,267

		694,961

PIPELINES—0.36%
Dynegy Inc. Class A (1)	174	583
El Paso Corp.	396	3,956
Enbridge Inc.	96	4,844
Equitable Resources Inc.	39	2,248
Kinder Morgan Inc.	60	4,588
National Fuel Gas Co. (2)	48	1,307
Questar Corp.	51	2,978
TransCanada Corp.	300	7,059
Transportadora de Gas del Sur SA ADR (1)	36	190
Western Gas Resources Inc.	30	1,002
Williams Companies Inc.	321	5,463

		34,218

REAL ESTATE—0.09%
Brookfield Properties Corp.	77	1,955
Forest City Enterprises Inc. Class A	15	947
Forest City Enterprises Inc. Class B	3	190
Irsa Inversiones y Representaciones SA GDR (1)	12	135
Jones Lang LaSalle Inc. (1)	18	675
MI Developments Inc. Class A	27	796
St. Joe Co. (The)	47	3,271
Trammell Crow Co. (1)	21	447

		8,416

REAL ESTATE INVESTMENT TRUSTS—1.75%
Affordable Residential Communities Inc.	15	193
Alexandria Real Estate Equities Inc.	12	826
AMB Property Corp.	51	1,988
American Financial Realty Trust	66	1,012
American Home Mortgage Investment Corp.	21	687
AMLI Residential Properties Trust	38	1,061
Annaly Mortgage Management Inc. (2)	72	1,377
Anthracite Capital Inc.	27	300
Anworth Mortgage Asset Corp.	27	252
Apartment Investment & Management Co. Class A	69	2,630
Archstone-Smith Trust	111	3,993
Arden Realty Group Inc.	39	1,392
Ashford Hospitality Trust Inc.	15	154
AvalonBay Communities Inc.	45	3,240
Bedford Property Investors Inc.	9	192
Boston Properties Inc.	66	4,387
Brandywine Realty Trust	24	679
BRE Properties Inc. Class A	30	1,117
Camden Property Trust (2)	33	1,683
Capital Lease Funding Inc.	72	805
CarrAmerica Realty Corp.	33	1,090
Catellus Development Corp.	78	2,161
CBL & Associates Properties Inc.	29	2,244
Cedar Shopping Centers Inc.	9	124
CenterPoint Properties Trust	30	1,236
Colonial Properties Trust	23	889
Commercial Net Lease Realty Inc.	30	569
Corporate Office Properties Trust	18	473
Correctional Properties Trust	6	154
Cousins Properties Inc.	24	648
Crescent Real Estate Equities Co.	57	958

CRIIMI MAE Inc. (1)	9	189
CRT Properties Inc.	12	277
Developers Diversified Realty Corp.	51	2,164
Duke Realty Corp.	78	2,387
EastGroup Properties Inc.	30	1,125
Entertainment Properties Trust	12	518
Equity Inns Inc.	27	304
Equity Lifestyle Properties Inc.	35	1,281
Equity Office Properties Trust	249	7,836
Equity One Inc.	24	503
Equity Residential	171	5,874
Essex Property Trust Inc.	12	911
Federal Realty Investment Trust	30	1,605
FelCor Lodging Trust Inc. (1)	30	367
First Industrial Realty Trust Inc.	24	917
First Potomac Realty Trust	6	134
Gables Residential Trust	18	660
General Growth Properties Inc.	132	5,163
Getty Realty Corp.	12	303
Glenborough Realty Trust Inc.	18	370
Glimcher Realty Trust (2)	51	1,284
Health Care Property Investors Inc.	81	2,077
Health Care REIT Inc.	30	1,005
Healthcare Realty Trust Inc.	27	1,042
Heritage Property Investment Trust Inc. (2)	15	462
Highland Hospitality Corp.	18	189
Highwoods Properties Inc.	33	928
Home Properties Inc.	36	1,507
Hospitality Properties Trust	39	1,629
Host Marriott Corp.	192	3,229
HRPT Properties Trust	108	1,269
Impac Mortgage Holdings Inc. (2)	39	714
Inland Real Estate Corp.	51	783
Innkeepers USA Trust	21	279
iStar Financial Inc.	63	2,510
Kilroy Realty Corp.	18	785
Kimco Realty Corp.	57	3,157
LaSalle Hotel Properties	15	456
Lexington Corporate Properties Trust	30	689
Liberty Property Trust	48	1,912
LTC Properties Inc.	9	165
Luminent Mortgage Capital Inc.	15	149
Macerich Co. (The)	36	2,171
Mack-Cali Realty Corp.	36	1,584
Maguire Properties Inc.	54	1,377
Meristar Hospitality Corp. (1)	36	247
MFA Mortgage Investments Inc.	45	323
Mid-America Apartment Communities Inc.	30	1,147
Mills Corp.	36	2,057
National Health Investors Inc.	15	393
Nationwide Health Properties Inc.	39	836
New Century Financial Corp.	42	1,909
New Plan Excel Realty Trust Inc. (2)	60	1,549
Newcastle Investment Corp.	42	1,239
Novastar Financial Inc. (2)	30	1,071
Omega Healthcare Investors Inc.	27	303
Pan Pacific Retail Properties Inc.	24	1,450
Parkway Properties Inc.	38	1,733
Pennsylvania Real Estate Investment Trust	44	1,855
Plum Creek Timber Co. Inc.	114	3,938
Post Properties Inc.	24	782
Prentiss Properties Trust	24	797
ProLogis	105	4,157
Public Storage Inc.	54	3,170
RAIT Investment Trust	12	326
Ramco-Gershenson Properties Trust	30	831
Rayonier Inc.	30	1,508
Realty Income Corp.	48	1,157
Reckson Associates Realty Corp.	36	1,161
Redwood Trust Inc.	26	1,303

Regency Centers Corp.	33	1,737
Saul Centers Inc.	6	201
Senior Housing Properties Trust	30	519
Shurgard Storage Centers Inc. Class A	27	1,129
Simon Property Group Inc.	125	8,259
SL Green Realty Corp.	21	1,281
Sovran Self Storage Inc.	24	1,026
Sun Communities Inc.	12	418
Tanger Factory Outlet Centers Inc.	51	1,181
Taubman Centers Inc.	30	888
Thornburg Mortgage Inc. (2)	48	1,438
Town & Country Trust (The) (2)	9	242
Trizec Properties Inc.	57	1,139
Trustreet Properties Inc. (2)	12	188
United Dominion Realty Trust Inc.	75	1,661
Universal Health Realty Income Trust	6	197
Urstadt Biddle Properties Inc. Class A	12	179
Ventas Inc.	51	1,376
Vornado Realty Trust	63	4,816
Washington Real Estate Investment Trust	27	805
Weingarten Realty Investors	45	1,620
Winston Hotels Inc.	15	173

		168,469

RETAIL—4.17%
Abercrombie & Fitch Co. Class A	60	3,237
Advance Auto Parts Inc. (1)	51	2,721
Aeropostale Inc. (1)	32	894
AnnTaylor Stores Corp. (1)	42	1,029
Asbury Automotive Group Inc. (1)	9	124
AutoNation Inc. (1)	126	2,302
AutoZone Inc. (1)	42	3,486
Barnes & Noble Inc. (1)	33	1,175
Best Buy Co. Inc.	165	8,306
Big Lots Inc. (1) (2)	72	733
BJ’s Wholesale Club Inc. (1) (2)	42	1,119
Borders Group Inc.	48	1,161
Brinker International Inc. (1)	60	2,028
Buckle Inc. (The)	6	206
Burlington Coat Factory Warehouse Corp.	12	331
CarMax Inc. (1)	80	2,182
Cash America International Inc.	18	267
Cato Corp. Class A	12	308
CEC Entertainment Inc. (1)	24	869
Chico’s FAS Inc. (1)	108	2,768
Christopher & Banks Corp.	24	375
Circuit City Stores Inc.	117	1,849
CKE Restaurants Inc. (1) (2)	30	445
Claire’s Stores Inc.	51	1,113
Coles Myer Ltd. ADR	93	5,022
CSK Auto Corp. (1)	27	419
CVS Corp.	243	12,534
Darden Restaurants Inc.	93	2,790
Dave & Buster’s Inc. (1)	9	152
Delhaize Le Lion SA ADR	57	3,768
Dick’s Sporting Goods Inc. (1)	18	554
Dillard’s Inc. Class A	42	977
Dollar General Corp.	189	3,846
Family Dollar Stores Inc.	102	2,752
Federated Department Stores Inc.	111	6,383
Foot Locker Inc.	90	2,399
GameStop Corp. (1) (2)	12	295
GameStop Corp. Class B (1)	12	280
Gap Inc. (The)	405	8,647
Genesco Inc. (1) (2)	12	309
Group 1 Automotive Inc. (1)	12	302
Grupo Elektra SA de CV ADR	12	348
Haverty Furniture Companies Inc.	12	172
Home Depot Inc.	1,353	47,856
IHOP Corp.	12	491

Jack in the Box Inc. (1)	24	877
Jo-Ann Stores Inc. (1)	12	304
Kenneth Cole Productions Inc. Class A	26	779
Kohl’s Corp. (1)	189	8,996
Landry’s Restaurants Inc.	15	390
Limited Brands Inc.	231	5,010
Linens’n Things Inc. (1)	27	630
Lithia Motors Inc. Class A	9	222
Longs Drug Stores Corp.	18	654
Lowe’s Companies Inc.	437	22,772
MarineMax Inc. (1)	6	162
May Department Stores Co. (The)	180	6,314
McDonald’s Corp.	765	22,422
Men’s Wearhouse Inc. (The) (1)	21	867
Michaels Stores Inc.	84	2,789
Movado Group Inc.	12	193
MSC Industrial Direct Co. Inc. Class A	24	645
Neiman-Marcus Group Inc. Class A	18	1,770
Neiman-Marcus Group Inc. Class B	9	875
Nordstrom Inc.	78	3,965
Nu Skin Enterprises Inc. Class A	33	726
Office Depot Inc. (1)	192	3,759
OfficeMax Inc.	54	1,754
Outback Steakhouse Inc. (2)	42	1,697
Payless ShoeSource Inc. (1)	42	574
Penney (J.C.) Co. Inc. (Holding Co.)	162	7,680
Pier 1 Imports Inc.	54	784
RadioShack Corp.	102	2,547
Regis Corp.	27	965
Retail Ventures Inc. (1)	21	212
Rite Aid Corp. (1)	276	1,002
Ruby Tuesday Inc.	42	945
Saks Inc. (1)	75	1,278
7-Eleven Inc. (1)	18	421
ShopKo Stores Inc. (1)	18	431
Sonic Automotive Inc.	18	354
Steak n Shake Co. (The) (1)	15	271
Talbots Inc. (The)	15	383
Target Corp.	509	23,623
Tiffany & Co.	90	2,714
TJX Companies Inc.	312	7,067
Too Inc. (1)	21	483
Toys R Us Inc. (1)	132	3,346
Triarc Companies Inc. Class B (2)	18	231
United Auto Group Inc.	12	340
Walgreen Co.	633	27,257
Wal-Mart Stores Inc.	1,601	75,471
Wendy’s International Inc.	66	2,833
Williams-Sonoma Inc. (1)	60	2,009
World Fuel Services Corp.	12	300
Yum! Brands Inc.	180	8,453
Zale Corp. (1)	30	811

		400,681

SAVINGS & LOANS—0.50%
Astoria Financial Corp.	68	1,803
BankAtlantic Bancorp Inc. Class A	30	512
Commercial Federal Corp.	27	705
Downey Financial Corp.	12	777
FirstFed Financial Corp. (1)	9	456
Flagstar Bancorp Inc. (2)	18	343
Golden West Financial Corp.	182	11,344
New York Community Bancorp Inc. (2)	178	3,151
Ocwen Financial Corp. (1) (2)	24	175
PFF Bancorp Inc.	14	391
Provident Financial Services Inc.	39	663
Sovereign Bancorp Inc.	215	4,423
Washington Mutual Inc.	524	21,652
Webster Financial Corp.	30	1,364

		47,759

SEMICONDUCTORS—1.03%
Advanced Micro Devices Inc. (1)	276	3,927
Advanced Semiconductor Engineering Inc. ADR (1)	353	1,161
Agere Systems Inc. Class A (1)	1,379	1,613
Agere Systems Inc. Class B (1)	1,257	1,483
Analog Devices Inc.	231	7,879
Fairchild Semiconductor International Inc. Class A (1)	165	2,219
Freescale Semiconductor Inc. Class A (1)	119	2,228
Freescale Semiconductor Inc. Class B (1)	158	2,980
Infineon Technologies AG ADR (1)	363	3,049
International Rectifier Corp. (1)	48	2,042
MEMC Electronic Materials Inc. (1)	123	1,443
Micron Technology Inc. (1)	441	4,282
National Semiconductor Corp.	248	4,732
Semiconductor Manufacturing International Corp. ADR (1)	252	2,412
STMicroelectronics NV NYS (2)	369	5,240
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,147	18,486
Teradyne Inc. (1)	198	2,182
Texas Instruments Inc.	1,065	26,582
United Microelectronics Corp. ADR (1)	1,608	5,226

		99,166

SOFTWARE—0.87%
Automatic Data Processing Inc.	351	15,247
BMC Software Inc. (1)	138	2,236
Certegy Inc.	39	1,421
Computer Associates International Inc.	288	7,747
Dun & Bradstreet Corp. (1)	44	2,747
eFunds Corp. (1)	30	656
Fair Isaac Corp.	50	1,644
First Data Corp.	516	19,623
Global Payments Inc.	18	1,166
IMS Health Inc.	147	3,525
Keane Inc. (1)	36	428
Konami Corp. ADR	54	1,145
Midway Games Inc. (1) (2)	18	165
SAP AG ADR (2)	510	20,109
Satyam Computer Services Ltd. ADR	99	2,124
Sybase Inc. (1)	60	1,136
SYNNEX Corp. (1)	15	226
Total System Services Inc.	24	590
Wipro Ltd. ADR	72	1,330

		83,265

TELECOMMUNICATIONS—7.29%
Alcatel SA ADR (1) (2)	801	8,619
Alltel Corp.	177	10,082
Amdocs Ltd. (1)	116	3,098
America Movil SA de CV Series L ADR	194	9,632
American Tower Corp. Class A (1)	132	2,274
Anixter International Inc. (1)	21	775
AT&T Corp.	489	9,355
Avaya Inc. (1)	336	2,916
BCE Inc.	572	13,762
BellSouth Corp.	1,103	29,218
British Telecom PLC ADR	534	20,570
Cable & Wireless PLC ADR	492	3,400
CenturyTel Inc.	84	2,578
Chilesat Corp. SA ADR (1) (3)	5	12
China Mobile Hong Kong Ltd. ADR	510	9,078
China Netcom Group Corp. Ltd. ADR (1)	42	1,124
China Telecom Corp. Ltd. ADR	84	2,871
China Unicom Ltd. ADR	174	1,409
Cincinnati Bell Inc. (1)	150	600
Citizens Communications Co.	177	2,257
CommScope Inc. (1)	30	424

Companhia Anonima Nacional Telefonos de Venezuela ADR	33	632
Corning Inc. (1)	834	11,468
Crown Castle International Corp. (1)	135	2,178
Deutsche Telekom AG ADR	1,577	29,632
Enterasys Networks Inc. (1)	651	469
France Telecom SA ADR	870	25,456
Harris Corp.	84	2,369
Hellenic Telecommunications Organization SA	348	3,254
Hutchison Telecommunications International Ltd. ADR (1)	84	1,205
IDT Corp. (1)	12	162
IDT Corp. Class B (1)	27	380
KT Corp. ADR	174	3,513
Lucent Technologies Inc. (1)	2,637	6,408
Mahanagar Telephone Nigam Ltd. ADR	66	407
MasTec Inc. (1)	18	122
Matav Rt ADR	54	1,193
mmO2 PLC ADR (1)	358	8,796
Mobile Telesystems ADR	74	2,486
Motorola Inc.	1,440	22,090
Nippon Telegraph & Telephone Corp. ADR	648	13,511
Nokia OYJ ADR	2,871	45,879
NTT DoCoMo Inc. ADR	1,176	18,275
PCCW Ltd. ADR	237	1,372
Philippine Long Distance Telephone Co. ADR	75	1,933
Plantronics Inc.	27	850
Portugal Telecom SGPS ADR (1)	702	7,743
Price Communications Corp. (1)	27	458
Pt Indosat Tbk ADR	27	608
PT Telekomunikasi Indonesia ADR	126	2,271
Qwest Communications International Inc. (1)	894	3,057
Rostelecom ADR (2)	36	467
Royal KPN NV ADR	1,242	10,396
SBC Communications Inc.	2,000	47,600
Scientific-Atlanta Inc.	93	2,844
SK Telecom Co. Ltd. ADR	269	5,235
SpectraSite Inc. (1)	29	1,628
Spirent PLC ADR (1)	111	342
Sprint Corp. (FON Group)	794	17,674
Swisscom AG ADR (2)	153	5,280
TDC A/S ADR	189	4,081
Telecom Argentina SA ADR (1)	48	550
Telecom Corp. of New Zealand Ltd. ADR (2)	150	5,336
Telecom Italia SpA ADR	528	17,941
Telefonica Moviles SA ADR	204	2,342
Telefonica SA ADR (2)	888	45,288
Telefonos de Mexico ADR	191	6,475
Telekom Austria AG ADR	81	3,098
Telkom SA Ltd. ADR	27	1,879
Telstra Corp. Ltd. ADR	273	5,187
TELUS Corp.	99	2,953
Turkcell Iletisim Hizmetleri AS ADR	81	1,260
Verizon Communications Inc. (2)	1,668	59,714
Videsh Sanchar Nigam Ltd. ADR	24	224
Vimpel-Communications ADR (1)	54	1,767
Vodafone Group PLC ADR	3,749	97,999

		699,791

TEXTILES—0.04%
Angelica Corp. (2)	32	863
Mohawk Industries Inc. (1)	33	2,568
UniFirst Corp.	6	225

		3,656

TOYS, GAMES & HOBBIES—0.09%
Department 56 Inc. (1)	9	117
Hasbro Inc.	96	1,816
LeapFrog Enterprises Inc. (1) (2)	123	1,231
Marvel Enterprises Inc. (1)	42	823
Mattel Inc.	267	4,819

		8,806

TRANSPORTATION—1.16%
Burlington Northern Santa Fe Corp.	219	10,567
Canadian National Railway Co.	176	10,069
Canadian Pacific Railway Ltd.	99	3,457
CHC Helicopter Corp. Class A	24	496
CNF Inc.	30	1,283
CP Ships Ltd.	54	759
CSX Corp.	132	5,297
FedEx Corp.	188	15,971
Florida East Coast Industries Inc.	24	1,022
Frontline Ltd.	27	1,186
General Maritime Corp. (1) (2)	21	921
Genesee & Wyoming Inc. Class A (1)	12	288
Grupo TMM SA ADR (1)	267	798
Guangshen Railway Co. Ltd. ADR	18	307
Kansas City Southern Industries Inc. (1) (2)	39	738
Kirby Corp. (1)	12	489
Laidlaw International Inc. (1)	63	1,411
Norfolk Southern Corp.	237	7,442
Offshore Logistics Inc. (1)	12	348
OMI Corp.	74	1,346
Overseas Shipholding Group Inc.	15	846
RailAmerica Inc. (1)	18	186
Ryder System Inc.	39	1,440
Sea Containers Ltd. Class A	12	201
Ship Finance International Ltd.	45	837
Teekay Shipping Corp.	50	2,097
TPG NV ADR	195	5,322
Tsakos Energy Navigation Ltd.	12	460
Union Pacific Corp.	159	10,165
United Parcel Service Inc. Class B	356	25,386

		111,135

TRUCKING & LEASING—0.01%
GATX Corp.	24	785

		785

WATER—0.30%
American States Water Co.	9	229
Aqua America Inc.	57	1,522
California Water Service Group (2)	9	299
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	21	273
Suez SA ADR (1)	576	15,800
United Utilities PLC ADR	171	4,213
Veolia Environnement ADR	159	6,034

		28,370

TOTAL COMMON STOCKS (Cost: $9,326,121)		9,578,987

Security	Shares	Value
PREFERRED STOCKS—0.00%
REAL ESTATE INVESTMENT TRUSTS—0.00%
Public Storage Inc. Class A	6	170

		170

TOTAL PREFERRED STOCKS (Cost: $178)		170

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.95%
COMMERCIAL PAPER (5)—1.87%
Alpine Securitization Corp.
2.80%, 05/04/05	$8,560	8,559
Amstel Funding Corp.
2.95%, 08/19/05	1,244	1,233
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	3,382	3,364
ANZ National Bank Ltd.
2.94%, 08/15/05	1,497	1,484
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	4,490	4,478
Bryant Park Funding LLC
2.75%, 05/03/05	599	599
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	9,926	9,924
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	3,741	3,717
Chariot Funding LLC
2.99%, 05/20/05	712	711
Charta LLC
2.99%, 06/16/05 - 06/21/05	6,285	6,261
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	10,625	10,612
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	5,537	5,524
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	5,238	5,230
DEPFA Bank PLC
2.28%, 05/03/05	1,497	1,496
Deutsche Bank Financial LLC
2.80%, 05/03/05	8,979	8,978
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	10,176	10,151
Fairway Finance LLC
3.15%, 09/15/05	2,662	2,631
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	5,996	5,991
Ford Credit Auto Receivables
2.74%, 05/04/05	1,467	1,466
Fortis Funding LLC
2.35%, 05/09/05	4,190	4,188
Gemini Securitization Corp.
3.02%, 06/27/05	299	298
General Electric Capital Corp.
2.74%, 07/07/05	1,497	1,489
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	6,585	6,575
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	8,979	8,892
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	12,082	12,058
Kitty Hawk Funding Corp.
2.88%, 05/04/05	2,260	2,260
Moat Funding LLC
2.74%, 05/02/05	2,095	2,095
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	3,891	3,890
Nordea North America Inc.
2.74%, 07/11/05	1,497	1,489
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	1,945	1,942
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	4,838	4,834
Santander Central Hispano
2.75%, 07/08/05	3,741	3,722

Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	8,830	8,815
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	10,326	10,326
Sydney Capital Corp.
2.81%, 05/04/05	988	988
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	8,231	8,228
UBS Finance (Delaware)
2.79%, 05/04/05	2,394	2,394
Windmill Funding Corp.
2.78% - 2.80%, 05/03/05 - 05/04/05	3,020	3,020

		179,912

FLOATING RATE NOTES (5)—2.49%
Allstate Life Global Funding II
2.91%, 03/08/06 (6)	1,377	1,377
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	10,476	10,477
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	1,945	1,945
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06 (6)	11,493	11,494
BMW US Capital LLC
2.92%, 04/18/06 (6)	2,993	2,993
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	10,176	10,175
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06 (6)	7,782	7,781
Commodore CDO Ltd.
3.08%, 12/12/05	748	748
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	8,979	8,979
DEPFA Bank PLC
2.99%, 03/15/06	2,993	2,993
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06 (6)	6,495	6,495
Fairway Finance LLC
2.94%, 06/20/05	1,497	1,496
Fifth Third Bancorp
2.98%, 02/23/06 (6)	5,986	5,986
Five Finance Inc.
3.01%, 02/27/06 (6)	1,497	1,497
General Electric Capital Corp.
3.01%, 05/09/06	1,347	1,348
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	861	861
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	1,945	1,945
Hartford Life Global Funding Trust
2.94%, 04/15/06	2,993	2,993
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	8,979	8,979
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06 (6)	13,469	13,469
Leafs LLC
2.99%, 01/20/06 - 02/21/06 (6)	3,143	3,143
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06 (6)	6,285	6,287
Lothian Mortgages PLC
3.01%, 01/24/06 (6)	4,490	4,490
Marshall & Ilsley Corp.
3.09%, 02/20/06	2,993	2,996
MetLife Global Funding I
2.86%, 05/05/06 (6)	4,490	4,490
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	7,483	7,483
Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06 (6)	11,074	11,077

Norddeutsche Landesbank
3.11%, 07/27/05	2,993	2,993
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06 (6)	8,979	8,979
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	10,625	10,625
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	4,063	4,062
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06 (6)	1,646	1,645
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06 (6)	15,264	15,266
Societe Generale
2.99%, 03/30/06	2,544	2,543
SunTrust Bank
3.17%, 04/28/06	4,490	4,490
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05 (6)	8,111	8,112
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	8,153	8,154
Wells Fargo & Co.
2.92%, 05/15/06 (6)	1,497	1,497
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06 (6)	10,476	10,475
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06 (6)	12,840	12,838
Winston Funding Ltd.
3.22%, 07/23/05 (6)	2,137	2,137
World Savings Bank
2.86%, 09/09/05	1,048	1,049

		238,862

MONEY MARKET FUNDS—0.18%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4)(5)	11,972	11,972
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4)	3,596	3,596
BlackRock Temp Cash Money Market Fund (5)	434	434
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (5)	1,213	1,213

		17,215

REPURCHASE AGREEMENTS (5)—1.42%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $74,844 and an effective yield of 2.97%. (7)	$74,825	74,825
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $36,394 and effective yields of 2.96% - 3.00%. (7)	36,385	36,385
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $25,413 and effective yields of 2.96% - 3.00%. (7)	25,407	25,407

		136,617

TIME DEPOSITS (5)—0.93%
American Express Centurion Bank
3.00%, 05/25/05	7,483	7,483
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	4,340	4,340
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	4,190	4,191
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	3,891	3,891
Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	5,836	5,836

First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	5,238	5,238
HBOS Treasury Services PLC
3.39%, 12/14/05	1,796	1,796
Natexis Banques
2.98%, 08/18/05	2,993	2,993
Norddeutsche Landesbank
2.11%, 06/07/05	2,993	2,993
Societe Generale
2.81%, 05/03/05	2,095	2,095
SunTrust Bank
2.68%, 05/03/05	2,993	2,993
Svenska Handelsbanken AB
3.00%, 06/20/05	1,497	1,497
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	9,129	9,129
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	2,394	2,394
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	19,305	19,306
Wells Fargo Bank N.A.
3.04%, 06/29/05	8,979	8,979
World Savings Bank
2.75%, 05/03/05	4,190	4,190

		89,344

U.S. GOVERNMENT AGENCY NOTES (5)—0.06%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	1,492	1,490
Federal National Mortgage Association
2.33%, 07/22/05	4,490	4,466

		5,956

TOTAL SHORT-TERM INVESTMENTS (Cost: $667,906)		667,906

TOTAL INVESTMENTS IN SECURITIES — 106.69% (Cost: $9,994,205) (8)		10,247,063
Other Assets, Less Liabilities — (6.69%)		(642,878)

NET ASSETS — 100.00%		$9,604,186

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

NVS - Non-Voting Shares

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.

(8)	The cost of investments for federal income tax purposes was $9,995,365. Net unrealized appreciation aggregated $251,698, of which $624,305 represented gross unrealized appreciation on securities and $372,607 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

April 30, 2005

Security	Shares	Value
COMMON STOCKS—99.89%
AEROSPACE & DEFENSE—1.89%
Boeing Co. (The)	3,455	$205,642
Lockheed Martin Corp.	1,650	100,567
United Technologies Corp.	2,197	223,479

		529,688

AGRICULTURE—2.21%
Altria Group Inc.	9,538	619,875

		619,875

AUTO MANUFACTURERS—0.47%
Ford Motor Co.	8,122	73,991
General Motors Corp. (1)	2,121	56,588

		130,579

BANKS—8.37%
Bank of America Corp.	18,766	845,221
Bank of New York Co. Inc. (The)	3,617	101,059
BB&T Corp.	2,554	100,142
National City Corp. (1)	2,641	89,688
SunTrust Banks Inc.	1,652	120,315
U.S. Bancorp	8,685	242,312
Wachovia Corp.	7,372	377,299
Wells Fargo & Co.	7,841	469,990

		2,346,026

BEVERAGES—3.77%
Anheuser-Busch Companies Inc.	3,723	174,497
Coca-Cola Co. (The)	10,330	448,735
PepsiCo Inc.	7,806	434,326

		1,057,558

BIOTECHNOLOGY—0.55%
Genentech Inc. (2)	2,159	153,159

		153,159

CHEMICALS—1.50%
Dow Chemical Co. (The)	4,433	203,608
Du Pont (E.I.) de Nemours and Co.	4,594	216,423

		420,031

COMMERCIAL SERVICES—0.35%
Cendant Corp.	4,883	97,221

		97,221

COMPUTERS—3.62%
EMC Corp. (2)	11,274	147,915
Hewlett-Packard Co.	13,528	276,918
International Business Machines Corp.	7,736	590,876

		1,015,709

COSMETICS & PERSONAL CARE—3.99%
Colgate-Palmolive Co.	2,475	123,230
Gillette Co. (The)	4,243	219,109
Kimberly-Clark Corp.	2,274	142,011
Procter & Gamble Co. (1)	11,722	634,746

		1,119,096

DIVERSIFIED FINANCIAL SERVICES—11.81%
American Express Co.	5,151	271,458
Citigroup Inc. (1)	24,108	1,132,112
Federal Home Loan Mortgage Corp.	3,201	196,926
Federal National Mortgage Association	4,483	241,858
Goldman Sachs Group Inc. (The)	1,918	204,823
JP Morgan Chase & Co.	16,556	587,572
Lehman Brothers Holdings Inc.	1,277	117,126
MBNA Corp.	5,245	103,589
Merrill Lynch & Co. Inc.	3,948	212,916
Morgan Stanley	4,593	241,684

		3,310,064

ELECTRIC—1.80%
Dominion Resources Inc.	1,571	118,453
Duke Energy Corp. (1)	4,128	120,496
Exelon Corp.	3,083	152,609
Southern Co. (The)	3,439	113,315

		504,873

ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
Emerson Electric Co.	1,959	122,771

		122,771

FOOD—0.36%
Sysco Corp.	2,946	101,932

		101,932

HEALTH CARE-PRODUCTS—4.85%
Alcon Inc. (2)	371	35,987
Boston Scientific Corp. (2)	2,774	82,055
Johnson & Johnson	13,787	946,202
Medtronic Inc.	5,613	295,805

		1,360,049

HEALTH CARE-SERVICES—1.65%
UnitedHealth Group Inc.	3,027	286,082
WellPoint Inc. (2)	1,379	176,167

		462,249

INSURANCE—3.73%
Allstate Corp. (The)	3,219	180,779
American International Group Inc.	10,636	540,841
MetLife Inc.	1,950	75,855
Prudential Financial Inc.	2,405	137,446
St. Paul Travelers Companies Inc.	3,103	111,087

		1,046,008

LEISURE TIME—0.35%
Carnival Corp.	1,987	97,125

		97,125

MACHINERY—0.50%
Caterpillar Inc.	1,585	139,559

		139,559

MANUFACTURING—9.12%
General Electric Co.	49,102	1,777,492
Honeywell International Inc.	3,624	129,594
Illinois Tool Works Inc.	1,213	101,674
3M Co.	3,322	254,033
Tyco International Ltd.	9,337	292,341

		2,555,134

MEDIA—4.43%
DIRECTV Group Inc. (The) (2)	4,248	59,982
Gannett Co. Inc.	1,189	91,553
Liberty Media Corp. Class A	11,932	119,797
News Corp. Class A	9,155	139,888

Time Warner Inc. (2)	20,470	344,101
Viacom Inc. Class B	6,820	236,108
Walt Disney Co. (The)	9,501	250,826

		1,242,255

MINING—0.42%
Alcoa Inc.	4,029	116,922

		116,922

OIL & GAS—9.37%
ChevronTexaco Corp.	9,305	483,860
ConocoPhillips	2,924	306,581
Exxon Mobil Corp.	29,962	1,708,733
Occidental Petroleum Corp.	1,827	126,063

		2,625,237

OIL & GAS SERVICES—0.67%
Schlumberger Ltd.	2,730	186,759

		186,759

PHARMACEUTICALS—9.57%
Abbott Laboratories	7,229	355,378
Bristol-Myers Squibb Co.	9,042	235,092
Cardinal Health Inc.	1,990	110,584
Lilly (Eli) & Co.	4,486	262,296
Merck & Co. Inc.	10,275	348,323
Pfizer Inc.	34,987	950,597
Schering-Plough Corp.	6,834	142,626
Wyeth	6,190	278,179

		2,683,075

RETAIL—5.92%
Home Depot Inc.	10,195	360,597
Lowe’s Companies Inc.	3,291	171,494
McDonald’s Corp.	5,842	171,229
Target Corp.	3,825	177,518
Walgreen Co.	4,753	204,664
Wal-Mart Stores Inc.	12,155	572,987

		1,658,489

SAVINGS & LOANS—0.60%
Washington Mutual Inc.	4,045	167,139

		167,139

SEMICONDUCTORS—0.71%
Texas Instruments Inc.	8,015	200,054

		200,054

SOFTWARE—0.97%
Automatic Data Processing Inc.	2,748	119,373
First Data Corp.	3,984	151,512

		270,885

TELECOMMUNICATIONS—4.82%
BellSouth Corp. (1)	8,521	225,721
Motorola Inc.	10,947	167,927
SBC Communications Inc. (1)	15,391	366,306
Sprint Corp. (FON Group)	5,874	130,755
Verizon Communications Inc.	12,832	459,386

		1,350,095

TRANSPORTATION—1.08%
FedEx Corp.	1,311	111,369
United Parcel Service Inc. Class B	2,681	191,182

		302,551

TOTAL COMMON STOCKS (Cost: $27,735,312)		27,992,167

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.15%
COMMERCIAL PAPER (3)—1.11%
Alpine Securitization Corp.
2.80%, 05/04/05	$14,794	14,772
Amstel Funding Corp.
2.95%, 08/19/05	2,150	2,131
Amsterdam Funding Corp.
2.80% - 3.02%, 05/04/05 - 05/27/05	5,845	5,839
ANZ National Bank Ltd.
2.94%, 08/15/05	2,586	2,564
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05	7,759	7,739
Bryant Park Funding LLC
2.75%, 05/03/05	1,035	1,034
Cancara Asset Securitisation LLC
2.80% - 2.97%, 05/03/05 - 05/23/05	17,155	17,150
Cantabric Finance LLC
3.04% - 3.12%, 06/28/05 - 07/25/05	6,466	6,424
Chariot Funding LLC
2.99%, 05/20/05	1,230	1,228
Charta LLC
2.99%, 06/16/05 - 06/21/05	10,863	10,819
Chesham Finance LLC
2.89% - 3.01%, 05/10/05 - 06/21/05	18,363	18,341
Corporate Asset Funding
2.75% - 2.99%, 05/05/05 - 06/16/05	9,570	9,546
CRC Funding LLC
2.95% - 3.00%, 05/02/05 - 06/29/05	9,052	9,038
DEPFA Bank PLC
2.28%, 05/03/05	2,586	2,587
Deutsche Bank Financial LLC
2.80%, 05/03/05	15,518	15,517
Edison Asset Securitization
2.26% - 3.12%, 05/03/05 - 09/06/05	17,587	17,544
Fairway Finance LLC
3.15%, 09/15/05	4,601	4,547
Falcon Asset Securitization Corp.
2.79% - 3.02%, 05/03/05 - 06/01/05	10,363	10,352
Ford Credit Auto Receivables
2.74%, 05/04/05	2,535	2,534
Fortis Funding LLC
2.35%, 05/09/05	7,242	7,239
Gemini Securitization Corp.
3.02%, 06/27/05	517	515
General Electric Capital Corp.
2.74%, 07/07/05	2,586	2,573
Georgetown Funding Co. LLC
2.81% - 3.05%, 05/03/05 - 06/16/05	11,380	11,365
Grampian Funding LLC
3.00% - 3.13%, 08/22/05 - 09/09/05	15,518	15,368
Jupiter Securization Corp.
2.99% - 3.02%, 05/19/05 - 06/03/05	20,881	20,841
Kitty Hawk Funding Corp.
2.88%, 05/04/05	3,906	3,906
Moat Funding LLC
2.74%, 05/02/05	3,621	3,621
Mortgage Interest Networking Trust
2.82% - 3.05%, 05/02/05 - 05/24/05	6,725	6,724
Nordea North America Inc.
2.74%, 07/11/05	2,586	2,573
Park Granada LLC
3.04%, 05/25/05 - 05/31/05	3,362	3,355
Ranger Funding Co. LLC
2.89% - 3.02%, 05/04/05 - 05/27/05	8,362	8,353

Santander Central Hispano
2.75%, 07/08/05	6,466	6,433
Scaldis Capital LLC
2.75% - 2.99%, 05/16/05 - 07/08/05	15,261	15,237
Societe Generale
2.75% - 2.79%, 05/02/05 - 05/03/05	17,846	17,846
Sydney Capital Corp.
2.81%, 05/04/05	1,707	1,707
Tulip Funding Corp.
2.80% - 3.02%, 05/03/05 - 07/01/05	14,225	14,219
UBS Finance (Delaware)
2.79%, 05/04/05	4,138	4,138
Windmill Funding Corp.
2.78% - 2.80%, 05/03/05 - 05/04/05	5,219	5,219

		310,938

FLOATING RATE NOTES (3)—1.47%
Allstate Life Global Funding II
2.91%, 03/08/06 (4)	2,379	2,380
American Express Centurion Bank
2.98% - 3.04%, 10/26/05 - 01/24/06	18,105	18,108
Bank of Nova Scotia
2.80% - 2.94%, 09/26/05 - 01/03/06	3,362	3,362
Beta Finance Inc.
2.81% - 3.16%, 05/04/05 - 04/25/06 (4)	19,863	19,866
BMW US Capital LLC
2.92%, 04/18/06 (4)	5,173	5,173
Canadian Imperial Bank of Commerce
2.86% - 3.00%, 09/13/05 - 12/14/05	17,587	17,585
CC USA Inc.
2.81% - 3.12%, 05/04/05 - 03/23/06 (4)	13,449	13,448
Commodore CDO Ltd.
3.08%, 12/12/05	1,293	1,293
Den Danske Bank NY
2.85% - 2.96%, 08/12/05 - 10/17/05	15,518	15,517
DEPFA Bank PLC
2.99%, 03/15/06	5,173	5,173
Dorada Finance Inc.
3.00% - 3.12%, 07/29/05 - 03/27/06 (4)	11,225	11,226
Fairway Finance LLC
2.94%, 06/20/05	2,586	2,586
Fifth Third Bancorp
2.98%, 02/23/06 (4)	10,345	10,345
Five Finance Inc.
3.01%, 02/27/06 (4)	2,586	2,587
General Electric Capital Corp.
3.01%, 05/09/06	2,328	2,331
General Electric Commercial Equipment Financing LLC
2.95%, 11/20/05	1,488	1,488
Greenwich Capital Holdings Inc.
2.83%, 09/02/05	3,362	3,362
Hartford Life Global Funding Trust
2.94%, 04/15/06	5,173	5,173
HBOS Treasury Services PLC
2.87% - 3.08%, 01/10/06 - 04/24/06	15,518	15,519
K2 USA LLC
2.87% - 3.11%, 06/10/05 - 02/15/06 (4)	23,277	23,278
Leafs LLC
2.99%, 01/20/06 - 02/21/06 (4)	5,431	5,432
Links Finance LLC
2.92% - 3.15%, 11/16/05 - 02/06/06 (4)	10,863	10,867
Lothian Mortgages PLC
3.01%, 01/24/06 (4)	7,759	7,760
Marshall & Ilsley Corp.
3.09%, 02/20/06	5,173	5,178
MetLife Global Funding I
2.86%, 05/05/06 (4)	7,759	7,760
National City Bank (Ohio)
2.84% - 2.95%, 06/10/05 - 08/09/05	12,932	12,931

Nationwide Building Society
2.89% - 3.12%, 01/13/06 - 04/28/06 (4)	19,139	19,142
Norddeutsche Landesbank
3.11%, 07/27/05	5,173	5,173
Northern Rock PLC
2.88% - 2.99%, 10/25/05 - 02/03/06 (4)	15,518	15,518
Permanent Financing PLC
2.87% - 2.89%, 06/10/05 - 03/10/06	18,363	18,364
Royal Bank of Scotland
2.79% - 2.91%, 06/20/05 - 04/05/06	7,022	7,020
Sedna Finance Inc.
2.92%, 01/10/06 - 01/17/06 (4)	2,845	2,844
Sigma Finance Inc.
2.82% - 3.16%, 08/17/05 - 01/09/06 (4)	26,381	26,382
Societe Generale
2.99%, 03/30/06	4,397	4,395
SunTrust Bank
3.17%, 04/28/06	7,759	7,760
Tango Finance Corp.
2.74% - 2.99%, 05/17/05 - 09/15/05 (4)	14,018	14,018
Wachovia Asset Securitization Inc.
3.00% - 3.01%, 05/25/05	14,090	14,090
Wells Fargo & Co.
2.92%, 05/15/06 (4)	2,586	2,587
WhistleJacket Capital LLC
2.86% - 2.97%, 06/15/05 - 01/17/06 (4)	18,105	18,102
White Pine Finance LLC
2.80% - 3.09%, 05/20/05 - 01/13/06 (4)	22,191	22,190
Winston Funding Ltd.
3.22%, 07/23/05 (4)	3,693	3,693
World Savings Bank
2.86%, 09/09/05	1,810	1,810

		412,816

MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	20,691	20,691
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	14,459	14,459
BlackRock Temp Cash Money Market Fund (3)	750	750
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	2,096	2,096

		37,996

REPURCHASE AGREEMENTS (3)—0.84%
Bank of America N.A. Repurchase Agreement, dated 4/29/05, due 5/2/05, with a maturity value of $129,350 and an effective yield of 2.97%. (6)	$129,318	129,318
Goldman Sachs & Co. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $62,899 and effective yields of 2.96% - 3.00%. (6)	62,883	62,883
Merrill Lynch Government Securities Inc. Repurchase Agreements, dated 4/29/05, due 5/2/05, with a total maturity value of $43,920 and effective yields of 2.96% - 3.00%. (6)	43,909	43,909

		236,110

TIME DEPOSITS (3)—0.55%
American Express Centurion Bank
3.00%, 05/25/05	12,932	12,932
Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	7,500	7,501
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	7,242	7,242
Credit Suisse First Boston
2.75% - 2.81%, 05/03/05	6,725	6,725

Dexia Credit Local SA
2.81% - 3.01%, 05/04/05 - 06/21/05	10,087	10,088
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	9,052	9,053
HBOS Treasury Services PLC
3.39%, 12/14/05	3,104	3,104
Natexis Banques
2.98%, 08/18/05	5,173	5,173
Norddeutsche Landesbank
2.11%, 06/07/05	5,173	5,173
Societe Generale
2.81%, 05/03/05	3,621	3,621
SunTrust Bank
2.68%, 05/03/05	5,173	5,173
Svenska Handelsbanken AB
3.00%, 06/20/05	2,586	2,586
Toronto-Dominion Bank
1.77% - 3.18%, 05/10/05 - 11/09/05	15,777	15,775
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	4,138	4,138
Washington Mutual Bank
2.81% - 3.15%, 05/02/05 - 07/28/05	33,364	33,365
Wells Fargo Bank N.A.
3.04%, 06/29/05	15,518	15,519
World Savings Bank
2.75%, 05/03/05	7,242	7,242

		154,410

U.S. GOVERNMENT AGENCY NOTES (3)—0.04%
Federal Home Loan Mortgage Corp.
2.06%, 05/31/05	2,579	2,574
Federal National Mortgage Association
2.33%, 07/22/05	7,759	7,719

		10,293

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,162,563)		1,162,563

TOTAL INVESTMENTS IN SECURITIES — 104.04% (Cost: $28,897,875) (7)		29,154,730
Other Assets, Less Liabilities — (4.04%)		(1,132,982)

NET ASSETS — 100.00%		$28,021,748

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.12% to 7.13% and maturity dates ranging from 5/25/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $28,937,078. Net unrealized appreciation aggregated $217,652, of which $1,862,769 represented gross unrealized appreciation on securities and $1,645,117 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2005, the Trust offered 74 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares FTSE/Xinhua China 25, iShares Goldman Sachs Natural Resources, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Technology, iShares MSCI EAFE, iShares NYSE Composite and the iShares NYSE 100 Index Funds (each a “Fund,” collectively the “Funds”). The iShares FTSE/Xinhua China 25 Index Fund commenced operations on October 5, 2004.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the even that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Foreign currencies, investment securities and assets and liabilities denominated in foreign currencies are converted into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of April 30, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 3, below.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares MSCI EAFE Index Fund and the iShares NYSE Composite Index Fund seek to match the price performance of its benchmark index by investing in common stocks included in its benchmark index, these Funds held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and

PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate, for the three quarters ended April 30, 2005, including income earned from these affiliated issuers and net realized gains from sales of these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
FTSE/Xinhua China 25 (a)
IMMF	—	7,988	7,905	83	$82,890	$1,256	$—
Goldman Sachs Natural Resources
IMMF	157	34,200	33,820	537	536,861	4,682	—
Goldman Sachs Networking
IMMF	68	4,423	4,450	41	40,829	696	—
Goldman Sachs Semiconductor
IMMF	76	6,593	6,514	155	155,389	1,245	—
Goldman Sachs Software
IMMF	69	11,709	11,754	24	24,498	1,289	—
Goldman Sachs Technology
IMMF	90	8,665	8,680	75	75,406	1,484	—
MSCI EAFE
Barclays PLC	7,505	4,423	403	11,525	118,198,227	4,819,940	499,281
IMMF	4,082	652,744	653,479	3,347	3,346,805	124,251	—
NYSE Composite
Barclays PLC ADR	2	—	1	1	40,421	1,903	9,330
IMMF	5	755	756	4	3,596	139	—
NYSE 100
IMMF	34	2,055	2,075	14	14,459	312	—

(a)	The beginning of the period is October 5, 2004, the inception date of the Fund.

During the three quarters ended April 30, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of April 30, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ LEE T. KRANEFUSS
Lee T. Kranefuss, President
Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ LEE T. KRANEFUSS
Lee T. Kranefuss, President
Date:	June 24, 2005

By:	/s/ MICHAEL A. LATHAM
Michael A. Latham, Principal Financial Officer
Date:	June 24, 2005